FIRST AMERICAN FUNDS, INC.
FIRST AMERICAN INVESTMENT FUNDS, INC.



                               SEMI-ANNUAL REPORT

                                                                  MARCH 31, 1997





[LOGO] FIRST AMERICAN FUNDS
       The power of disciplined investing





TABLE OF CONTENTS


MESSAGE FROM YOUR CHAIRMAN                                  1

ECONOMIC AND INVESTMENT REVIEW                              2

STATEMENTS OF NET ASSETS                                    4

STATEMENTS OF OPERATIONS                                   69

STATEMENTS OF CHANGES IN NET ASSETS                        75

FINANCIAL HIGHLIGHTS                                       80

NOTES TO FINANCIAL STATEMENTS                              87




MESSAGE FROM YOUR CHAIRMAN                                        MARCH 31, 1997


Dear Shareholder:

In our past several communications with you, we pointed out that equity returns over the past several years were extremely high compared to historical norms. Our concern was that investors, particularly new ones, would develop expectations of returns that were not sustainable given historical experience. The pullback in both the equity and bond markets this spring has indeed indicated that markets do not always move up and new highs are not reached each quarter. While the last quarter has been somewhat choppy it is important to remember that broad market returns for the past 12 months are still very positive with the Standard & Poor's 500 Index up 19.82% and the Lehman Government/Corporate Index up 4.46%. In addition, First American Funds are showing solid performance. According to Morningstar*, a fund rating organization, as of March 31, 1997, 86% of First American Funds which receive Morningstar ratings were rated 3, 4, or 5 stars in the overall category, of which 16% received the highest rating of 5 stars.

With the market at its current level it may be a good time to review your long-term financial goals and objectives with your financial advisor. Changes in your financial goals and objectives may necessitate a change in how your assets are invested. With 23 funds, the First American family of funds can meet most of your investment needs.

On the following pages you will find an Economic and Investment Review from First Asset Management, investment advisor to the First American Funds. It is important to note that the portfolio managers of First Asset Management average in excess of 20 years investment experience. These professionals have experienced all types of markets. We cannot predict the direction of the markets but you can be assured that your Funds are being managed by experienced investment professionals utilizing a disciplined approach.

As always, we thank you for your continued support of First American Funds.

Sincerely,



/s/ Joseph D. Strauss
JOSEPH D. STRAUSS
Chairman
First American Funds
First American Investment Funds


*Source: Morningstar. Morningstar proprietary ratings reflect historical risk-adjusted performance as of 3/31/97. The ratings are subject to change every month. Past performance is no guarantee of future results. Morningstar ratings are calculated from the funds' 3-, 5-, and 10-year average annual returns (if available) in excess of 90-day Treasury bill returns with appropriate fee adjustments, and a risk factor that reflects fund performance below 90-day T-bill returns. Domestic Equity funds were ranked among 1,918 and 1,076 funds for the 3-and 5-year periods, respectively. Municipal funds were ranked among 1,237 and 601 funds for the 3-and 5-year periods, respectively. Taxable bond funds were ranked among 1,172 and 630 funds for the 3-and 5-year periods, respectively. Ten percent of the funds in a rating universe receive five stars, 22.5% receive four stars, 35% receive three stars, and 22.5% receive two stars.



ECONOMIC AND INVESTMENT REVIEW                                    March 31, 1997

During the last half-year, the anomaly of an above-trend, non-inflationary economy has many market-watchers, including Federal Reserve Chairman Alan Greenspan, feeling uncomfortable. By all historical accounts, with economic growth as strong as it is this late in the economic expansion, inflation should have accelerated, but instead has held at 3% or less. In prior cycles we might well have experienced tight monetary policy and seen the prospect of a recession. The current expansion has avoided such an awful fate in large part because of productivity improvements and intense competitive price pressure in both the manufacturing and service sectors. In effect, the growth rate of productive capacity has kept up with the growth rate of the economy, working to stop inflation before it starts.

Of late, strong consumer demand has pushed economic growth to a faster rate than the Fed would like. Contributing to consumers' confidence and expenditure rate are a strong job market, tax refunds and appreciation in financial asset values. Aggressive price discounting in almost every segment of the economy from automobiles to long distance service has only added fuel to the consumption fire. While discount pricing strategies combined with plenty of available credit have caused consumer spending to get ahead of itself, we expect it to decelerate. Having financed expenditures on credit cards or home equity loans, many consumers have built up a significant debt burden. As they begin to pay off their balances in the face of higher interest rates and satisfied pent-up demand, consumers will cease to be the driver of above-trend economic growth and the economy should settle back to a more moderate, noninflationary pace.

In addition to a slowdown in consumer expenditures, a deceleration of capital spending should help moderate economic growth. We saw explosive growth in capital spending in the early 1990's as companies made an effort to streamline operations, become automated and enhance productivity. Now much of the big spending has been completed. We can expect capital spending to remain a stable, growing part of GDP, but not the booming sector it has been for the last several years.

Further contributing to the moderation of economic growth is a stronger dollar, making U.S. goods more expensive to foreign buyers and encouraging consumption of imports at home. A deteriorating trade balance will act as a drag on economic growth.

With final demand decelerating and corporate profitability high in its historical range, surprising year over year gains in corporate earnings will be more difficult to attain in coming quarters. Despite gains in productivity, there is a real risk that rising labor costs will pressure corporate profits and, to the extent that competitive pressures allow, companies will try to raise prices. We can infer that the Fed has shown concern about this possibility from its recent tightening of credit. Given its explicit anti-inflation charter, we can be reasonably sure that the Fed will adopt whatever level of monetary stringency is required to offset the level of perceived inflation risk.

Tighter monetary policy and a more difficult profit environment do not necessarily spell the end to the long term advance for equities, but they do make the market more prone to sharp pullbacks from time to time. All told, equity returns in 1997 are unlikely to match the robust gains of 1995 and 1996. Even so, we still believe that the long term market advance is intact and First Asset Management will make use of market oscillations to substitute undervalued stocks for those holdings which have become fully priced.


                               THE STOCK MARKET


This line graph depicts the Stock Market value of the S&P 500 & NASDAQ Composite

      S&P 500 NASDAQ Composite                S&P 500 NASDAQ Composite
        164     242                     90      329     370
Jan-85  172     261                     Jan-91  325     377
Feb-85  181     286                     Feb-91  362     443
Mar-85  179     281                     Mar-91  372     469
Apr-85  181     281                     Apr-91  380     496
May-85  185     287                     May-91  378     491
Jun-85  189     290                     Jun-91  378     490
Jul-85  193     302                     Jul-91  380     489
Aug-85  188     298                     Aug-91  389     513
Sep-85  184     288                     Sep-91  387     521
Oct-85  186     285                     Oct-91  387     529
Nov-85  197     304                     Nov-91  386     537
85      207     320                     91      389     544
Jan 86  208     329                     Jan-92  416     616
Feb 86  219     349                     Feb-92  413     632
Mar-86  232     368                     Mar-92  407     620
Apr-86  238     383                     Apr-92  407     583
May 86  238     388                     May-92  415     581
Jun-86  245     399                     Jun-92  408     567
Jul-86  240     386                     Jul-92  415     569
Aug-86  245     376                     Aug-92  418     569
Sep-86  238     358                     Sep-92  418     581
Oct-86  237     355                     Oct-92  413     585
Nov-86  245     358                     Nov-92  423     631
86      249     355                     92      436     661
Jan-87  265     384                     Jan-93  435     691
Feb-87  281     412                     Feb-93  442     682
Mar-87  292     432                     Mar-93  450     684
Apr-87  289     423                     Apr-93  443     665
May-87  289     417                     May-93  445     686
Jun-87  301     424                     Jun-93  448     695
Jul-87  310     429                     Jul-93  447     703
Aug-87  329     448                     Aug-93  454     725
Sep-87  319     443                     Sep-93  459     746
Oct-87  280     385                     Oct-93  464     771
Nov-87  245     319                     Nov-93  463     764
87      241     315                     93      466     763
Jan-88  250     339                     Jan-94  473     788
Feb-88  258     354                     Feb-94  472     788
Mar-88  266     376                     Mar-94  464     786
Apr-88  263     377                     Apr-94  447     732
May-88  256     372                     May-94  451     728
Jun-88  271     386                     Jun-94  455     723
Jul-88  269     391                     Jul-94  451     713
Aug-88  264     380                     Aug-94  464     739
Sep-88  268     382                     Sep-94  467     764
Oct-88  277     385                     Oct-94  464     762
Nov-88  271     373                     Nov-94  461     760
88      277     376                     94      455     735
Jan-89  285     389                     Jan-95  465     758
Feb-89  294     404                     Feb-95  482     784
Mar-89  293     404                     Mar-95  493     807
Apr-89  302     417                     Apr-95  508     825
May-89  314     436                     May-95  524     860
Jun-89  324     448                     Jun-95  539     906
Jul-89  332     447                     Jul-95  557     979
Aug-89  347     462                     Aug-95  559     1010
Sep-89  347     469                     Sep-95  579     1051
Oct-89  347     470                     Oct-95  583     1022
Nov-89  340     455                     Nov-95  596     1047
89      349     449                     95      615     1047
Jan-90  340     439                     Jan-96  614     1025
Feb-90  330     425                     Feb-96  650     1094
Mar-90  338     436                     Mar-96  647     1093
Apr-90  338     429                     Apr-96  646     1136
May-90  350     443                     May-96  661     1221
Jun-90  360     462                     Jun-96  669     1205
Jul-90  360     456                     Jul-96  644     1106
Aug-90  331     396                     Aug-96  662     1134
Sep-90  315     369                     Sep-96  675     1186
Oct-90  307     338                     Oct-96  701     1234
Nov-90  315     348                     Nov-96  736     1260
                                        96      743     1292
                                        Jan-97  766     1345
                                        Feb-97  798     1349
                                        Mar-97  729     1284
                                        Apr-97  764     1225


Numerous factors hold sway on the bond market at the current time: Fed tightening, inflation paranoia, balanced budget delays, and possible reduced foreign demand for domestic bonds. For the most part, however, bonds are a captive of the perception of the rate of economic growth. To the extent that the economy appears overheated bonds will continue to inch up. The current momentum of the economy suggests that this is a plausible risk. To the extent that the economy moderates as we expect, it would be reasonable for bond yields to fall. In the period of recent above-trend growth and rising interest rates, we have successfully pursued a defensive strategy.

                               TREASURY YIELDS


This line graph depicts the yields of the 30 year Treasury Bond and 3 month T-bill.

       30 year 3 month                   30 year  3 month
        bonds   bills                      bonds   bills
        11.52   8.06               90      8.24    6.74
Jan-85  11.45   7.76               Jan-91  8.27    6.22
Feb-85  11.47   8.26               Feb-91  8.03    5.94
Mar-85  11.81   8.52               Mar-91  8.29    5.91
Apr-85  11.47   7.95               Apr-91  8.21    5.65
May-85  11.05   7.48               May-91  8.27    5.46
Jun-85  10.45   6.95               Jun-91  8.47    5.57
Jul-85  10.5    7.08               Jul-91  8.45    5.58
Aug-85  10.56   7.13               Aug-91  8.14    5.33
Sep-85  10.61   7.1                Sep-91  7.95    5.22
Oct-85  10.5    7.16               Oct-91  7.93    4.99
Nov-85  10.06   7.24               Nov-91  7.92    4.56
85      9.54    7.1                91      7.7     4.07
Jan-86  9.4     7.07               Jan-92  7.58    3.8
Feb-86  8.93    7.06               Feb-92  7.85    3.84
Mar-86  7.96    6.56               Mar-92  7.97    4.04
Apr-86  7.39    6.06               Apr-92  7.96    3.75
May-86  7.52    6.15               May-92  7.89    3.63
Jun-86  7.57    6.21               Jun-92  7.84    3.66
Jul-86  7.27    5.83               Jul-92  7.6     3.21
Aug-86  7.33    5.53               Aug-92  7.39    3.13
Sep-86  7.62    5.21               Sep-92  7.34    2.91
Oct-86  7.7     5.18               Oct-92  7.53    2.86
Nov-86  7.52    5.35               Nov-92  7.61    3.13
86      7.37    5.53               92      7.44    3.22
Jan-87  7.39    5.43               Jan-93  7.34    3
Feb-87  7.54    5.59               Feb-93  7.09    2.93
Mar-87  7.55    5.59               Mar-93  6.82    2.95
Apr-87  8.25    5.64               Apr-93  6.85    2.87
May-87  8.78    5.66               May-93  6.92    2.96
Jun-87  8.57    5.67               Jun-93  6.81    3.07
Jul-87  8.64    5.69               Jul-93  6.63    3.04
Aug-87  8.97    6.04               Aug-93  6.32    3.02
Sep-87  9.59    6.4                Sep-93  6       2.95
Oct-87  9.61    6.13               Oct-93  5.94    3.02
Nov-87  8.95    5.69               Nov-93  6.21    3.1
87      9.12    5.77               93      6.25    3.06
Jan-88  8.83    5.81               Jan-94  6.29    2.98
Feb-88  8.43    5.66               Feb-94  6.49    3.25
Mar-88  8.63    5.7                Mar-94  6.91    3.5
Apr-88  8.95    5.91               Apr-94  7.27    3.68
May-88  9.23    6.26               May-94  7.41    4.14
Jun-88  9       6.46               Jun-94  7.4     4.14
Jul-88  9.14    6.73               Jul-94  7.58    4.33
Aug-88  9.32    7.06               Aug-94  7.49    4.48
Sep-88  9.06    7.24               Sep-94  7.71    4.62
Oct-88  8.89    7.35               Oct-94  7.94    4.95
Nov-88  9.02    7.76               Nov-94  8.08    5.29
88      9.01    8.07               94      7.87    5.6
Jan-89  8.93    8.26               Jan-95  7.85    5.71
Feb-89  9.01    8.53               Feb-95  7.61    5.77
Mar-89  9.17    8.82               Mar-95  7.45    5.73
Apr-89  9.03    8.65               Apr-95  7.35    5.82
May-89  8.83    8.43               May-95  6.95    5.67
Jun-89  8.27    8.15               Jun-95  6.57    5.63
Jul-89  8.08    7.88               Jul-95  6.72    5.42
Aug-89  8.12    7.9                Aug-95  6.86    5.55
Sep-89  8.15    7.75               Sep-95  6.55    5.28
Oct-89  8       7.64               Oct-95  6.37    5.28
Nov-89  7.9     7.69               Nov-95  6.26    5.36
89      7.9     7.63               95      6.06    5.14
Jan-90  8.26    7.64               Jan-96  6.05    5
Feb-90  8.5     7.74               Feb-96  6.24    4.83
Mar-90  8.56    7.9                Mar-96  6.6     4.96
Apr-90  8.76    7.77               Apr-96  6.79    4.95
May-90  8.73    7.74               May-96  6.93    5.02
Jun-90  8.46    7.73               Jun-96  7.06    5.09
Jul-90  8.5     7.62               Jul-96  7.03    5.15
Aug-90  8.86    7.45               Aug-96  6.84    5.05
Sep-90  9.03    7.36               Sep-96  7.03    5.09
Oct-90  8.86    7.17               Oct-96  6.81    4.99
Nov-90  8.54    7.06               Nov-96  6.49    5.16
                                   96      6.327   5.03
                                   Jan-97  6.83    5.03
                                   Feb-97  6.69    5.01
                                   Mar-97  6.93    5.27
                                   Apr-97  7.088   5.281

We appreciate your confidence and look forward to serving you in the coming year.

Sincerely,



/s/ John M. Murphy, Jr.
John M. Murphy, Jr.
Chief Investment Officer,
First Asset Management





STATEMENTS OF NET ASSETS----MARCH 31, 1997                           (Unaudited)
 ................................................................................


PRIME OBLIGATIONS FUND
Description                           Par (000)  Value (000)
--------------------------------------------------------------------------------

COMMERCIAL PAPER--50.8%
COMMERCIAL FUNDING CORPORATIONS--21.1%
Asset Securitization
  5.726%, 04/25/97 (B)            $     25,000   $   24,905
  5.461%, 05/08/97 (B)                  10,000        9,944
  5.463%, 06/02/97 (B)                  20,000       19,814
Distribution Funding
  5.376%, 04/04/97 (B)                  13,445       13,439
  5.343%, 04/21/97 (B)                  33,500       33,401
  5.384%, 04/23/97 (B)                  15,000       14,951
  5.337%, 04/25/97 (B)                  33,055       32,938
Equipment Funding
  5.362%, 04/03/97                      25,000       24,993
  5.372%, 04/04/97                      41,443       41,425
  5.378%, 04/07/97                      20,736       20,718
Equipment Intermediation Partnership
  5.375%, 04/07/97 (B)                  25,160       25,138
Jefferson Smurfit Finance
  5.585%, 04/01/97                       4,800        4,800
  5.549%, 05/15/97                       9,400        9,337
  5.577%, 06/16/97                       7,000        6,919
  5.578%, 06/17/97                       9,000        8,894
Pooled Accounts Receivable Capital
  5.419%, 04/01/97 (B)                  45,000       45,000
  5.423%, 04/10/97 (B)                  12,672       12,655
  5.376%, 04/11/97 (B)                  28,164       28,122
  5.378%, 04/11/97 (B)                  25,000       24,963
  5.700%, 04/18/97 (B)                  25,000       24,933
  5.646%, 04/25/97 (B)                  21,833       21,751
Premium Funding E
  5.328%, 04/02/97 (B)                  10,276       10,274
  5.336%, 04/07/97 (B)                  15,041       15,028
  5.344%, 04/09/97 (B)                  14,000       13,983
  5.399%, 04/10/97 (B)                  22,418       22,388
  5.379%, 04/14/97 (B)                  15,141       15,112
  5.403%, 04/17/97 (B)                  20,000       19,952
  5.401%, 04/21/97 (B)                  30,000       29,910
  5.430%, 04/23/97 (B)                  15,000       14,951
Receivables Capital
  5.373%, 04/22/97 (B)                  40,248       40,123
  5.382%, 04/23/97 (B)                  28,000       27,908
  5.374%, 04/24/97 (B)                  25,163       25,077
  5.412%, 04/25/97 (B)                  25,000       24,910
  5.640%, 05/09/97 (B)                  25,000       24,852
  5.647%, 05/16/97 (B)                  20,168       20,027
                                               ------------
                                                    753,535
                                               ------------
DOMESTIC BANKS--7.2%
Bankers Trust NY
  5.604%, 04/02/97                      50,000       49,992
  5.657%, 07/02/97                      25,000       24,653
Hahn Issuing II
 (LOC: Citibank)
  5.323%, 04/07/97                       9,300        9,292
International Securitization
 (Guarantor: FNB Chicago)
  5.348%, 04/16/97 (B)                   6,544        6,530
  5.335%, 04/18/97 (B)                  20,000       19,950
  5.398%, 04/28/97 (B)                  20,000       19,920
  5.426%, 04/30/97 (B)                  15,650       15,582
  5.434%, 04/30/97 (B)                  20,791       20,701
  5.573%, 06/23/97 (B)                   9,493        9,373
  5.576%, 06/27/97 (B)                   6,568        6,481
  5.392%, 05/12/97 (B)                  20,000       19,879
  5.656%, 05/27/97 (B)                  15,035       14,904
  5.683%, 06/03/97 (B)                   7,655        7,580
  5.462%, 06/12/97 (B)                   7,643        7,561
  5.477%, 06/16/97 (B)                   6,120        6,051
  5.488%, 07/14/97 (B)                   7,169        7,058
  5.442%, 07/28/97 (B)                  13,166       12,936
                                               ------------
                                                    258,443
                                               ------------
FOREIGN BANKS--9.1%
Banca Serfin S A Institucion de Banca
 Multiple Grupo Financiero Serfin
 Nassau (LOC: Barclays Bank)
  5.490%, 06/10/97                      50,000       49,483
Banco de Credito Nacional S A
 (LOC: Barclays Bank)
  5.713%, 05/02/97                       6,000        5,972
Cemex S A (LOC: Credit Suisse)
  5.444%, 04/17/97                      10,000        9,976
Cosco Cayman Limited
 (LOC: Credit Suisse)
  5.504%, 05/23/97                      24,700       24,506
Crown Leasing USA (LOC: Bank of
 Tokyo-Mitsubishi)
  5.495%, 04/17/97 (B)                  10,480       10,455
  5.703%, 04/18/97 (B)                   9,820        9,794
Daewoo International American
  (LOC: Credit Suisse)
   5.458%, 04/18/97                     15,000       14,962
Finance One Funding
 (LOC: Credit Suisse)
  5.518%, 08/29/97 (B)                   8,878        8,682
Hartz 667 (LOC: Bank of Tokyo-Mitsubishi)
  5.378%, 04/02/97                      10,000        9,999
   5.495%, 04/16/97                      9,000        8,979
  5.578%, 04/21/97                      24,985       24,908
Konica Finance USA (LOC: Bank of
 Tokyo-Mitsubishi)
  5.456%, 04/15/97 (B)                  17,700       17,663
Nacional Financiera S N C
 (LOC: Societe Generale)
  5.404%, 04/30/97                      21,000       20,909
Pemex Capital (LOC: Credit Suisse)
  5.601%, 09/09/97                      15,000       14,639
Ryobi Finance (LOC: Bank of
 Tokyo-Mitsubishi)
  5.455%, 04/10/97                       7,500        7,490
  5.580%, 04/24/97                       7,000        6,975
Towson Town Center (LOC: Bank
 of Tokyo-Mitsubishi)
  5.459%, 04/15/97                       9,289        9,269
  5.459%, 04/18/97                       5,300        5,286
  5.575%, 04/18/97                      21,700       21,643
US Prime Property (LOC: Westpac Bank)
  5.464%, 05/12/97                      15,000       14,909
  5.444%, 05/19/97                      27,400       27,206
                                               ------------
                                                    323,705
                                               ------------
FOREIGN FUNDING CORPORATIONS--4.2%
Sigma Finance
  5.446%, 04/14/97 (B)                  15,000       14,971
  5.411%, 04/15/97 (B)                   7,500        7,484
  5.391%, 05/12/97 (B)                  36,000       35,782
  5.641%, 05/13/97 (B)                  15,000       14,902
  5.366%, 05/15/97 (B)                  30,000       29,806
  5.458%, 05/16/97 (B)                  10,000        9,934
  5.369%, 05/19/97 (B)                  14,000       13,901
  5.471%, 06/05/97 (B)                  25,000       24,756
                                               ------------
                                                    151,536
                                               ------------
RETAIL FUNDING CORPORATIONS--9.2%
Credit Card Securitization
  5.656%, 04/01/97                      15,047       15,047
  6.006%, 04/02/97                       8,754        8,753
Enterprise Funding
  5.395%, 04/03/97 (B)                  11,609       11,606
  5.360%, 04/04/97 (B)                  25,919       25,908
  5.396%, 04/07/97 (B)                  13,067       13,055
  5.451%, 04/11/97 (B)                   8,568        8,555
  5.407%, 04/15/97 (B)                  14,146       14,117
  5.378%, 04/18/97 (B)                  24,892       24,829
  5.358%, 04/28/97 (B)                  35,000       34,861
  5.387%, 04/28/97 (B)                   8,142        8,109
  5.411%, 05/05/97 (B)                  20,000       19,899
  5.404%, 05/07/97 (B)                  18,332       18,234
First Deposit Master Trust
  5.448%, 04/08/97 (B)                  10,000        9,990
  5.401%, 04/09/97 (B)                  15,000       14,982
  5.379%, 04/16/97 (B)                  16,000       15,964
  5.432%, 04/17/97 (B)                  10,000        9,976
  5.439%, 04/30/97 (B)                  25,000       24,892
  5.405%, 05/06/97 (B)                  27,177       27,035
  5.408%, 05/13/97 (B)                  25,000       24,844
                                               ------------
                                                    330,656
                                               ------------
Total Commercial Paper
 (Cost $1,817,875)                                1,817,875
                                               ------------
CORPORATE OBLIGATIONS--31.0%
BROKERAGE--9.8%
Bankers Trust
  5.680%, 04/01/97 (A)                 105,000      105,000
Bear Stearns
  5.488%, 04/07/97 (A)                  50,000       50,000
Morgan Stanley
  5.508%, 04/15/97 (A)                  75,000       75,000
Structured Enhanced Return Trust
 (Guarantor: Merrill Lynch)
 1995 A-18
  5.519%, 04/18/97 (A) (B)              35,000       35,000
WFP Tower B Finance Short Term
 Steers Trust
  5.488%, 04/08/97 (A)                  84,741       84,730
                                               ------------
                                                    349,730
                                               ------------
DIVERSIFIED FINANCE--2.7%
American General Finance
  7.150%, 05/15/97                       9,000        9,011
  8.250%, 01/15/98                      11,500       11,722
Associates of North America
  7.620%, 04/29/97                       5,000        5,006
  8.625%, 06/15/97                       5,000        5,030
Ford Motor Credit
  7.750%, 04/29/97                       8,000        8,011
  9.350%, 06/10/97                       5,160        5,193
Household Finance
  6.760%, 04/25/97                       7,000        7,003
International Lease Finance
  5.420%, 06/02/97                       9,000        8,990
  5.840%, 06/09/97                       6,600        6,597
  5.900%, 07/03/97                      15,000       14,997
  6.500%, 07/15/97                       6,000        6,011
  5.870%, 02/13/98                      10,850       10,844
                                               ------------
                                                     98,415
                                               ------------
DOMESTIC BANK--3.4%
BankAmerica
  6.000%, 07/15/97                      12,410       12,416
SMM Trust 1996-D (Guarantor:
 Morgan Guaranty)
  5.425%, 04/28/97 (A) (B)             110,000      110,000
                                               ------------
                                                    122,416
                                               ------------
FOREIGN BANK--2.8%
Structured Products Asset Return
 (Guarantor:CS Financial Products)
  5.538%, 04/03/97 (A) (B)             100,000      100,000
                                               ------------
FOREIGN FUNDING CORPORATIONS--4.6%
Beta Finance
  5.710%, 04/01/97 (A)(B)               65,000       65,000
  5.812%, 05/16/97 (B)                  20,000       20,000
  5.870%, 01/30/98 (B)                  30,000       30,040
Salts III Cayman Island Series 1997-1
 (Guarantor: Bankers Trust)
  5.787%, 07/23/97 (B)                  50,000       50,000
                                               ------------
                                                    165,040
                                               ------------
INSURANCE--7.7%
Anchor National Life Insurance
 Investment
  5.750%, 04/01/97 (A)                  75,000       75,000
Commonwealth Life Insurance
  5.588%, 04/01/97 (A)                 125,000      125,000
Sun Life Insurance of America
  5.750%, 04/01/97 (A)                  75,000       75,000
                                               ------------
                                                    275,000
                                               ------------
Total Corporate Obligations
 (Cost $1,110,601)                                1,110,601
                                               ------------
U.S. GOVERNMENT AGENCY OBLIGATIONS--4.7%
Export-Import Bank
  5.623%, 04/15/97 (A) (B)              70,455       70,445
Export-Import Bank/KA Leasing
  5.583%, 04/15/97 (A) (B)              36,163       36,163
SLMA
  5.670%, 04/01/97 (A)                  38,400       38,161
  5.760%, 04/01/97 (A)                  21,150       21,145
U.S. AID
  5.950%, 04/01/97 (A)                   1,250        1,248
                                               ------------
Total U.S. Government Agency Obligations
 (Cost $167,162)                                    167,162
                                               ------------
CERTIFICATES OF DEPOSIT--3.4%
FCC National Bank of Wilmington
  5.725%, 01/07/98                      50,000       49,972
Mercantile Safe Deposit & Trust
  5.425%, 04/01/97 (A)                  20,000       20,000
  5.551%, 04/03/97 (A)                  20,000       20,000
  5.160%, 08/21/97                       5,640        5,604
Societe Generale Institutional
  5.800%, 01/13/98                      25,000       24,996
                                               ------------
Total Certificates Of Deposit
 (Cost $120,572)                                    120,572
                                               ------------
ASSET-BACKED SECURITIES--3.1%
CARCO Auto Loan Master Trust
 1993-2 A1
  5.525%, 04/15/97 (A)                 111,500      111,500
                                               ------------
Total Asset-Backed Securities
 (Cost $111,500)                                    111,500
                                               ------------
LOAN PARTICIPATION CERTIFICATES--1.4%
Barclays Bank (LOC: Morgan Stanley)
  5.360%, 05/23/97                      50,000       50,000
                                               ------------
Total Loan Participation Certificates
 (Cost $50,000)                                      50,000
                                               ------------
REPURCHASE AGREEMENTS--5.7%
Lehman Brothers
 6.000%, dated 03/31/97, matures
 04/01/97, repurchase price $177,328,550
 (collateralized by various U.S. Treasury
 Notes, ranging in par value from
 $6,321,000-$84,600,000, 5.000%-7.875%,
 12/31/97-01/31/98: total market
 value $180,803,055)                   177,299      177,299
Salomon Brothers
 6.750%, dated 03/31/97, matures
 04/01/97, repurchase price $27,300,814
 (collateralized by various FHLMC and
 FNMA obligations, ranging in par value
 from $247,500-$13,058,939, 5.500%-9.500%,
 06/01/97-04/01/27: total market
 value $27,959,492)                     27,296       27,296
                                               ------------
Total Repurchase Agreements
 (Cost $204,595)                                    204,595
                                               ------------
Total Investments--100.1%
 (Cost $3,582,305)                                3,582,305
                                               ------------
Other Assets and Liabilities, Net--(0.1%)            (5,331)
                                               ============

NET ASSETS:
Portfolio shares -- Institutional Class
 ($.01 par value--20 billion authorized)
 based on 3,280,263,834 outstanding shares       $3,280,264
Portfolio shares -- Retail Class A
 ($.01 par value--20 billion authorized)
 based on 176,646,848 outstanding shares            176,647
Portfolio shares -- Retail Class B
 ($.01 par value--20 billion authorized)
 based on 4,444,549 outstanding shares                4,444
Portfolio shares -- Corporate Trust Class
 ($.01 par value--20 billion authorized)
 based on 115,609,114 outstanding shares            115,609
Undistributed net investment income                       9
Accumulated net realized gains on investments             1
                                               ------------
Total Net Assets--100.0%                         $3,576,974
                                               ============
Net asset value, offering price, and redemption
 price per share--Institutional Class            $     1.00
                                               ============
Net asset value, offering price, and redemption
 price per share--Retail Class A                 $     1.00
                                               ============
Net asset value and offering price per
 share--Retail Class B (1)                       $     1.00
                                               ============
Net asset value, offering price, and redemption
 price per share--Corporate Trust Class          $     1.00
                                               ============

(1) Retail Class B has a contingent deferred sales charge. For a description of possible redemption charge, see the notes to the financial statements.
(A) Variable Rate Security--the rate reported on the Statement of Net Assets is the rate in effect as of March 31, 1997. The date shown is the next reset date.
(B) Security sold within the terms of a private placement memorandum, exempt from registration under section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." These securities have been determined to be liquid under guidelines established by the Board of Directors.

   AID--Agency for International Development
   FHLMC--Federal Home Loan Mortgage Corporation
   FNMA--Federal National Mortgage Association
   LOC--Letter of Credit
   SLMA--Student Loan Marketing Association
   STRIPS--Seperately Traded Registered and Interest Principal Securities

The accompanying notes are an integral part of the financial statements.


GOVERNMENT OBLIGATIONS FUND
Description                           Par (000)  Value (000)
--------------------------------------------------------------------------------

U.S. GOVERNMENT AGENCY OBLIGATIONS--49.8%
Export-Import Bank
  5.583%, 04/15/97 (A) (B)        $     18,199   $   18,199
  5.623%, 04/15/97 (A) (B)              30,000       29,995
  5.563%, 04/15/97 (A) (B)              25,000       25,000
FFCB
  5.750%, 04/01/97 (A)                  20,000       20,023
  5.550%, 05/02/97                      17,500       17,501
  5.930%, 07/01/97                       5,400        5,407
  5.850%, 08/01/97                       8,000        8,010
FHLB
  5.790%, 04/01/97 (A)                  13,000       12,976
  6.000%, 04/01/97 (A)                  25,000       25,034
  6.880%, 04/07/97                       8,015        8,016
  5.680%, 05/09/97                      34,500       34,507
  5.555%, 05/22/97                      10,000        9,997
  6.630%, 05/23/97                      10,000       10,014
  5.409%, 06/04/97 (A)                  20,000       19,988
  5.760%, 10/01/97                       5,000        5,006
  5.490%, 01/02/98                      10,000        9,986
  5.650%, 01/07/98                       4,000        4,001
FHLMC
  5.310%, 04/20/97 (A)                  50,000       49,962
FNMA
  5.700%, 04/01/97 (A)                  50,000       49,988
  5.394%, 05/09/97                       3,330        3,312
  5.620%, 08/12/97                       9,000        9,004
  5.680%, 10/07/97                      22,380       22,391
  9.550%, 11/10/97                       3,700        3,788
  5.420%, 12/16/97                      10,000        9,994
SLMA
  5.600%, 04/01/97 (A)                  10,000       10,000
  5.600%, 04/01/97 (A)                  20,000       20,000
  5.670%, 04/01/97 (A)                  14,000       13,981
  5.760%, 04/01/97 (A)                  15,000       15,000
  5.615%, 10/29/97                      30,000       29,998
U.S. AID
  5.795%, 04/01/97 (A)                  15,000       15,000
  5.805%, 04/01/97 (A)                  10,000        9,988
  5.860%, 04/01/97 (A)                  13,000       13,000
  5.860%, 04/01/97 (A)                  11,000       11,000
  5.860%, 04/01/97 (A)                   6,000        6,009
  5.910%, 04/01/97 (A)                     900          900
                                               ------------
Total U.S. Government Agency Obligations
 (Cost $556,975)                                    556,975
                                               ------------
U.S. GOVERNMENT AGENCY LETTERS OF CREDIT--16.6%
Downey Savings & Loan
 (LOC: FHLB of San Francisco)
  5.348%, 05/05/97                      15,000       14,925
  5.349%, 05/05/97                      20,000       19,900
  5.647%, 06/27/97                      15,000       14,804
  5.465%, 07/28/97                       5,000        4,913
  5.470%, 08/22/97                      20,000       19,579
  5.554%, 09/25/97                      20,000       19,471
  5.465%, 11/18/97                      25,000       24,158
  5.680%, 12/05/97                      10,000        9,625
Fidelity Federal Bank, Los Angeles, CA
 (LOC: FHLB of San Francisco)
  5.412%, 04/04/97                      15,000       14,993
  5.442%, 04/04/97                      10,000        9,996
  5.300%, 04/25/97                      15,000       14,947
Secondary Market Services
 (LOC: SLMA of San Francisco)
  5.294%, 04/14/97                      18,694       18,658
                                               ------------
Total Other U.S. Government Obligations
 (Cost $185,969)                                    185,969
                                               ------------
REPURCHASE AGREEMENTS--33.5%
Bear Stearns
 6.400%, dated 03/31/97, matures
 04/01/97, repurchase price
 $111,608,838 (collateralized
 by various U.S. Treasury STRIPS,
 total par value $269,545,000,
 02/15/03-08/15/16: total market
 value $113,832,000)                   111,589      111,589
Daiwa Securities
 6.400%, dated 03/31/97, matures
 04/01/97, repurchase price
 $130,023,111 (collateralized by
 various U.S. Treasury Bonds, total
 par value $25,976,000, 7.875%-9.250%,
 11/15/07-02/15/16: U.S. Treasury
 STRIPS, total par value $173,000,000,
 11/15/04: total market value
 $132,801,030)                         130,000      130,000
Lehman Brothers 6.000%, dated 03/31/97,
 matures 04/01/97, repurchase price
 $81,879,644 (collateralized by various
 U.S. Treasury Notes, total par value
 $82,790,000, 5.250%-6.000%, 11/30/97-12/31/97:
 total market value $83,481,361)        81,866       81,866
Prudential Securities 6.550%, dated
 03/31/97, matures 04/01/97, repurchase price
 $30,219,631 (collateralized by various
 FHLMC and FNMA obligations, ranging in
 par value from $1,624,201-$5,000,000,
 5.000%-7.000%, 05/25/03-11/15/23: total
 market value $30,818,417)              30,214       30,214
Salomon Brothers 6.750%, dated 03/31/97,
 matures 04/01/97, repurchase price
 $20,150,830 (collateralized by various
 FHLMC and FNMA obligations, par value
 $199,376- $3,011,775, 5.500%-10.750%,
 01/01/98-12/01/26: total
 market value $20,617,797)              20,147       20,147
                                               ------------
Total Repurchase Agreements
 (Cost $373,816)                                    373,816
                                               ------------
Total Investments--99.9%
 (Cost $1,116,760)                                1,116,760
                                               ------------
Other Assets and Liabilities, Net--0.1%               1,074
                                               ============

NET ASSETS:
Portfolio shares--Institutional Class
 ($.01 par value--20 billion authorized)
 based on 830,686,525 outstanding shares            830,687
Portfolio shares--Corporate Trust Class
 ($.01 par value--20 billion authorized)
 based on 287,149,499 outstanding shares            287,149
Undistributed net investment income                      35
Accumulated net realized loss on investments            (37)
                                               ------------
Total Net Assets--100.0%                          $1,117,834
                                               ============
Net asset value, offering price, and redemption
 price per share -- Institutional Class           $    1.00
                                               ============
Net asset value, offering price, and redemption
 price per share -- Corporate Trust Class         $    1.00
                                               ============

(A) Variable Rate Security--the rate reported on the Statement of Net Assets is the rate in effect as of March 31, 1997. The date shown is the next reset date.
(B) Security sold within the terms of a private placement memorandum, exempt from registration under section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." These securities have been determined to be liquid under guidelines established by the Board of Directors.

   AID--Agency for International Development FFCB--Federal Farm Credit Bank
   FHLB--Federal Home Loan Bank FHLMC--Federal Home Loan Mortgage Corporation
   FNMA--Federal National Mortgage Association LOC--Letter of Credit
   SLMA--Student Loan Marketing Association
   STRIPS--Seperately Traded Registered and Interest Principal Securities

The accompanying notes are an integral part of the financial statements.


TREASURY OBLIGATIONS FUND
Description                           Par (000)  Value (000)
--------------------------------------------------------------------------------

U.S. TREASURY OBLIGATIONS--20.2%
U.S. Treasury Bills
  5.505%, 04/03/97                $     25,000   $   24,993
  5.690%, 05/01/97                      25,000       24,886
  5.785%, 05/29/97                      25,000       24,778
  5.495%, 07/24/97                      25,000       24,584
  5.382%, 11/13/97                      25,000       24,196
  5.417%, 11/13/97                      30,000       29,026
  5.532%, 12/11/97                      25,000       24,072
  5.579%, 01/08/98                      25,000       23,957
  5.721%, 01/08/98                      25,000       23,929
  5.462%, 02/05/98                      25,000       23,857
  5.593%, 02/05/98                      25,000       23,883
  5.904%, 03/05/98                      25,000       23,688
U.S. Treasury Notes
  6.500%, 04/30/97                      50,000       50,029
  8.500%, 05/15/97                      25,000       25,086
  5.875%, 07/31/97                      25,000       25,015
  6.500%, 08/15/97                      50,000       50,175
  5.500%, 09/30/97                      25,000       25,007
  5.750%, 09/30/97                      25,000       25,040
  5.625%, 10/31/97                      45,000       45,027
  5.750%, 10/31/97                      25,000       25,019
  7.875%, 01/15/98                      50,000       50,873
                                               ------------
Total U.S. Treasury Obligations
 (Cost $617,120)                                    617,120
                                               ------------
REPURCHASE AGREEMENTS--80.1%
Bank of Tokyo 5.530%, dated 03/27/97,
 matures 04/01/97, repurchase price
 $100,076,805 (collateralized by various
 U.S. Treasury Notes, total par value
 $101,085,000, 5.875%-6.500%,
 08/15/97-08/15/98:
 total market value $102,151,263)      100,000      100,000
Bank of Tokyo 6.450%, dated 03/31/97,
 matures 04/01/97, repurchase price
 $50,008,958 (collateralized by various
 U.S. Treasury Notes, total par value
 $50,995,000, 5.875%, 01/31/99:
 total market value $51,025,459)        50,000       50,000
Bear Stearns
 6.400%, dated 03/31/97, matures
 04/01/97, repurchase price $388,480,051
 (collateralized by various U.S. Treasury
 STRIPS, total par value $733,004,000,
 02/15/00-08/15/13:
 total market value $396,170,000)      388,411      388,411
BT Securities 6.500%, dated 03/31/97,
 matures 04/01/97, repurchase price
 $175,082,606 (collateralized by various
 U.S. Treasury STRIPS, total par value
 $713,695,000, 02/15/98-02/15/19; various
 U.S. Treasury Notes, total par value
 $18,040,000, 6.750%-11.250%,
 04/30/00-08/15/19:
 total market value $178,721,000)      175,051      175,051
Daiwa Securities 6.400%, dated 03/31/97,
 matures 04/01/97, repurchase price
 $220,039,111 (collateralized by U.S.
 Treasury Bill, total par value
 $228,981,000, 08/14/97:
 total market value $224,400,235)      220,000      220,000
First Boston 6.450%, dated 03/31/97,
 matures 04/01/97, repurchase price
 $315,056,438 (collateralized by various
 U.S. Treasury Notes, total par value
 $322,648,000, 5.625%-6.000%,
 04/30/98-02/28/01: total market
 value $322,016,185.41)                315,000      315,000
First Union Capital 5.625%, dated
 03/26/97, matures 04/02/97, repurchase
 price $135,147,656 (collateralized by
 various U.S. Treasury Notes, total par
 value $132,811,000, 5.750%-11.250%,
 09/30/97-02/15/15:
 total market value $138,645,000)      135,000      135,000
Goldman Sachs 5.650%, dated 03/27/97,
 matures 04/01/97, repurchase price
 $135,105,938 (collateralized by various
 U.S. Treasury Notes, total par value
 $99,050,000, 12.000%, 08/15/13: total
 market
 value $137,686,500)                   135,000      135,000
Lehman Brothers 6.000%, dated 03/31/97,
 matures 04/01/97, repurchase price
 $79,738,288 (collateralized by various
 U.S. Treasury Notes, total par value
 $77,591,000, 5.375%-8.875%,
 10/31/97-11/30/97:
 total market value $81,272,818)        79,725       79,725
Merrill Lynch 6.350%, dated 03/31/97,
 matures 04/01/97, repurchase price
 $150,026,458 (collateralized by various
 U.S. Treasury Notes, total par value
 $154,940,000, 6.375%, 03/31/01: total
 market
 value $153,151,286)                   150,000      150,000
Nomura Securities 5.550%, dated
 03/27/97, matures 04/01/97, repurchase
 price $135,104,063 (collateralized by
 various U.S. Treasury Notes, total par
 value $131,261,000, 7.250%-8.875%,
 05/15/16-08/15/17:
 total market value $137,862,000)      135,000      135,000
Prudential Securities 6.450%, dated
 03/31/97, matures 04/01/97, repurchase
 price $25,953,563 (collateralized by
 U.S. Treasury Bill, total par value
 $27,286,000, 10/16/97:
 total market value $26,468,511)        25,949       25,949
Smith Barney 5.550%, dated 03/27/97,
 matures 04/01/97, repurchase price
 $135,104,063 (collateralized by various
 U.S. Treasury Notes, total par value
 $17,117,000, 5.500%-7.500%,
 07/31/97-05/15/02: U.S. Treasury
 STRIPS, total par value $287,216,000,
 11/15/98-11/15/22:
 total market value $137,700,567)      135,000      135,000
UBS Securities 6.450%, dated 03/31/97,
 matures 04/01/97, repurchase price
 $400,071,667 (collateralized by various
 U.S. Treasury Notes, total par value
 $397,956,000, 5.000%-9.125%,
 11/15/98-05/31/99:
 total market value $408,001,911)      400,000      400,000
                                               ------------
Total Repurchase Agreements
 (Cost $2,444,136)                                2,444,136
                                               ------------
Total Investments--100.3%
 (Cost $3,061,256)                                3,061,256
                                               ------------
Other Assets and Liabilities, Net--(0.3%)            (7,927)
                                               ============

NET ASSETS:
Portfolio shares--Institutional Class
 ($.01 par value--20 billion authorized)
 based on 698,289,776 outstanding shares            698,290
Portfolio shares--Corporate Trust Class
 ($.01 par value--20 billion authorized)
 based on 2,355,027,513 outstanding shares        2,355,027
Undistributed net investment income                      31
Accumulated net realized loss on investments            (19)
                                               ------------
Total Net Assets--100.0%                         $3,053,329
                                               ============
Net asset value, offering price, and redemption
 price per share--Institutional Class            $     1.00
                                               ============
Net asset value, offering price, and redemption
 price per share--Corporate Trust Class          $     1.00
                                               ============

STRIPS--Separately Traded Registered and Interest Principal Securities

The accompanying notes are an integral part of the financial statements.


LIMITED TERM INCOME FUND
Description                           Par (000)  Value (000)
--------------------------------------------------------------------------------

ASSET-BACKED SECURITIES--76.3%
ADJUSTABLE RATE MORTGAGES--3.9%
Merrill Lynch Mortgage Investors
 1993-C A4
  6.500%, 04/15/97 (A)            $      4,000   $    4,032
                                               ------------
AUTO COMPANY SUBSIDIARIES - AUTO--4.0%
Premier Auto Trust 1993-4 B
  4.950%, 02/02/99                         704          698
Premier Auto Trust 1994-2 B
  6.500%, 05/02/00                       1,554        1,555
Premier Auto Trust 1994-3 B
  6.800%, 12/02/99                       1,872        1,878
                                               ------------
                                                      4,131
                                               ------------
BANKS - AUTO--9.5%
NAFCO Auto Trust
  7.000%, 12/31/01                       2,819        2,821
NAFCO Auto Trust 1996-1 A
  6.330%, 12/21/02                         500          495
New South Auto Trust 1994-B A
  8.475%, 01/15/01                       1,253        1,271
Western Financial Grantor Trust 1994-3 B
  6.650%, 12/01/99                         852          854
Western Financial Grantor Trust 1994-4 A1
  7.100%, 01/01/00                       4,051        4,063
Zions Auto Trust 1993-1 B
  5.650%, 06/15/99                         254          253
                                               ------------
                                                      9,757
                                               ------------
BANKS - BOATS & RV'S--4.9%
CFC Grantor Trust TR14
  7.150%, 11/15/06 (B)                   2,951        2,957
Chemical Financial Acceptance 1991-A A
  6.450%, 12/15/97                       2,140        2,132
                                               ------------
                                                      5,089
                                               ------------
BANKS - CREDIT CARD RECEIVABLES--13.6%
Banc One Credit Card Master Trust
 1994-B
  7.550%, 12/15/99                       4,250        4,296
Household Credit Card Master Trust
 1995-1 B
  5.776%, 04/15/97 (A)                   4,200        4,210
MBNA Master Credit Card Trust
 1994-B A
  5.710%, 04/01/97 (A)                   5,500        5,498
                                               ------------
                                                     14,004
                                               ------------
BUSINESS CREDIT - BUSINESS--0.7%
Leasing Solution Receivables 1994-2 A
  8.075%, 12/15/99                         379          380
Orix Credit Alliance Owner Trust
 1993-A A2
  4.300%, 08/17/98                         186          186
Orix Credit Alliance Owner Trust
 1993-C B
  4.600%, 08/17/98                         124          124
                                               ------------
                                                        690
                                               ------------
CONSUMER FINANCE - AUTO--6.8%
AFG Receivables Trust 1995-A A
  6.150%, 09/15/00                       2,432        2,409
Auto Bond Receivables Trust 1993-1 A
  6.125%, 11/15/98                         572          543
Budget Fleet Finance 1994-A A
  6.148%, 04/25/97 (A) (B)               4,075        4,036
                                               ------------
                                                      6,988
                                               ------------
CONSUMER FINANCE - FIRST MORTGAGE RELATED--9.2%
Prudential Home Mortgage Securities
 1992-A D2-1
  7.450%, 04/28/22 (B)                   1,965        1,933
Prudential Home Mortgage Securities
 1992-36 A7
  6.500%, 11/25/99                       3,883        3,857
Prudential Home Mortgage Securities
 1992-A3
  7.000%, 04/25/99                       2,139        2,132
Saxon Mortgage Securities 1994-4A 1A2
  5.250%, 04/25/24                       1,614        1,583
                                               ------------
                                                      9,505
                                               ------------
CONSUMER FINANCE - SECOND MORTGAGE RELATED--11.8%
Amresco Residential Securities 1996-5 A2
  6.275%, 04/25/18                       5,000        4,934
HFC Home Equity Loan Trust 1992-2 B
  6.850%, 11/20/12                         968          938
Household Finance 1993-1 A3
  4.750%, 05/20/08                         746          738
Household Finance Home Equity
 1993-2 A3
  4.650%, 12/20/08                       4,152        4,065
IMC Home Equity Loan Trust
 1996-2 A1
  6.610%, 08/25/10                       1,459        1,457
                                               ------------
                                                     12,132
                                               ------------
EQUIPMENT LEASES--2.7%
JLC Lease Receivables Trust 1994-1 A
  5.645%, 04/22/97 (A)                   2,827        2,827
                                               ------------
MORTGAGE BANKERS & LOANS - SECOND
  MORTGAGE RELATED--5.7%
BCI Home Equity Loan 1994-1 B
  6.350%, 04/29/97 (A)                   1,638        1,643


Description                   Par (000)/Shares   Value (000)
--------------------------------------------------------------------------------

The Money Store Home Equity Loan
 Trust 1992-D1 A1
  6.500%, 01/15/04                   $   1,232   $    1,231
The Money Store Home Equity Loan
 Trust 1993-B A1
  5.400%, 08/15/05                       1,632        1,606
The Money Store Trust Series 1994-D1 A2
  8.000%, 09/15/07                       1,371        1,375
                                               ------------
                                                      5,855
                                               ------------
VACATION HOME MORTGAGES--3.5%
Patten 1995-1A
  7.188%, 08/01/97 (A) (B)               2,261        2,257
RCI Vacation Ownership Mortgage
 Trust 1991-B
  7.500%, 08/25/98 (B)                   1,306        1,306
                                               ------------
                                                      3,563
                                               ------------
Total Asset-Backed Securities
 (Cost $78,772)                                      78,573
                                               ------------
OTHER MORTGAGE-BACKED OBLIGATIONS--11.0%
General Electric Capital Mortgage
 1994-29 A1
  8.300%, 11/25/24                       2,860        2,873
Mortgage Obligation Structured Trust
 1993-1 A1
  6.350%, 10/25/18                         368          364
Norwest Asset 1996-9 A3
  6.500%, 01/25/27                       4,504        4,489
Southern Pacific Secured Assets
 1996-2 A2
  6.720%, 10/25/16                       3,662        3,652
                                               ------------
Total Other Mortgage-Backed Obligations
 (Cost $11,407)                                      11,378
                                               ------------
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED
  OBLIGATIONS--8.4%
FHLMC 1229-G
  6.800%, 07/15/05                         530          530
FHLMC 1339-PG
  7.000%, 08/15/17                       4,474        4,476
FNMA 1989-65 G
  8.650%, 08/25/18                         234          233
GNMA 1995-7 D
  7.500%, 04/16/10                       3,437        3,453
                                               ------------
Total U.S. Government Agency
 Mortgage-Backed Obligations
 (Cost $8,723)                                        8,692
                                               ------------
RELATED PARTY MONEY MARKET FUND--3.8%
First American Prime
 Obligations Fund (C)                3,927,437        3,927
                                               ------------
Total Related Party Money Market Fund
 (Cost $3,927)                                        3,927
                                               ------------
Total Investments--99.5%
 (Cost $102,829)                                    102,570
                                               ------------
Other Assets and Liabilities, Net--0.3%                 475
                                               ============

NET ASSETS:
Portfolio shares--Institutional Class
 ($.0001 par value--2 billion authorized)
 based on 9,703,242 outstanding shares               99,503
Portfolio shares--Retail Class A
 ($.0001 par value--2 billion authorized)
 based on 730,629 outstanding shares                  7,883
Undistributed net investment income                      10
Accumulated net realized loss on investments         (4,092)
Net unrealized depreciation of investments             (259)
                                               ------------
Total Net Assets--100.0%                         $  103,045
                                               ============
Net asset value, offering price, and
 redemption price per share--Institutional Class $     9.88
                                               ============
Net asset value and redemption price
 per share--Retail Class A                       $     9.88
Maximum sales charge of 2.00% (1)                      0.20
                                               ============
Offering price per share--Retail Class A         $    10.08
                                               ============

(1) The offer price is calculated by dividing the net asset value by 1 minus the maximum sales charge of 2.00%
(A) Variable Rate Security--the rate reported on the Statement of Net Assets is the rate in effect as of March 31, 1997. The date shown is the next reset date.
(B) Security sold within the terms of a private placement memorandum, exempt from registration under section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." These securities have been determined to be liquid under guidelines established by the Board of Directors.
(C) This money market fund is advised by First Bank National Association who also serves as adviser for this Fund. See also the notes to the financial statements.

    FHLMC--Federal Home Loan Mortgage Corporation
    FNMA--Federal National Mortgage Association
    GNMA--Government National Mortgage Association

The accompanying notes are an integral part of the financial statements.


INTERMEDIATE TERM INCOME FUND
Description                           Par (000)  Value (000)
--------------------------------------------------------------------------------

U.S. TREASURY OBLIGATIONS--83.8%
U.S. Treasury Notes
  5.750%, 09/30/97                $      8,710   $    8,711
  5.875%, 10/31/98                      43,910       43,584
  7.500%, 10/31/99                      20,875       21,322
  6.375%, 03/31/01                      31,750       31,360
  6.250%, 02/15/03                      12,900       12,558
  7.250%, 08/15/04                       6,250        6,377
  6.500%, 08/15/05                       8,410        8,177
                                               ------------
Total U.S. Treasury Obligations
 (Cost $134,138)                                    132,089
                                               ------------
CORPORATE OBLIGATIONS--5.6%
Bear Stearns
  6.500%, 06/15/00                       2,800        2,744
Cigna
  7.400%, 01/15/03                       3,075        3,063
Metropolitan Life Insurance
  6.300%, 11/01/03 (B)                   3,155        2,974
                                               ------------
Total Corporate Obligations
 (Cost $9,008)                                        8,781
                                               ------------
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED
   OBLIGATIONS--3.7%
FHLMC
  6.000%, 11/15/08                       3,500        3,221
  8.000%, 10/15/20                       2,630        2,660
FNMA
  14.750%, 03/01/12                          1            1
                                               ------------
Total U.S. Government Agency
 Mortgage-Backed Obligations
 (Cost $6,095)                                        5,882
                                               ------------
OTHER MORTGAGE-BACKED OBLIGATIONS--1.4%
Drexel Burnham Lambert Trust S-2
  9.000%, 08/01/18                          59           61
Prudential Home Mortgage Securities
 1994-28
  6.763%, 04/01/97 (A)                   2,230        2,167
                                               ------------
Total Other Mortgage-Backed Obligations
 (Cost $2,236)                                        2,228
                                               ------------
ASSET-BACKED SECURITIES--1.3%
Fleet Finance Home Equity 1990-1
  8.900%, 01/16/06                          19           20
Zale Funding 1994-1B (B)
  7.500%, 05/15/03 (B)                   2,000        1,993
                                               ------------
Total Asset-Backed Securities
 (Cost $1,979)                                        2,013
                                               ------------


Description                             Shares   Value (000)
--------------------------------------------------------------------------------

RELATED PARTY MONEY MARKET FUND--3.4%
First American Prime
 Obligations Fund (C)                5,358,345   $    5,358
                                               ------------
Total Related Party Money Market Fund
 (Cost $5,358)                                        5,358
                                               ------------
Total Investments--99.2%
 (Cost $158,814)                                    156,351
                                               ------------
Other Assets and Liabilities, Net--0.8%               1,323
                                               ============

NET ASSETS:
Portfolio shares--Institutional Class
 ($.0001 par value--2 billion authorized)
 based on 15,925,054 outstanding shares             157,801
Portfolio shares--Retail Class A
 ($.0001 par value--2 billion authorized)
 based on 207,169 outstanding shares                  2,116
Undistributed net investment income                      17
Accumulated net realized gain on investments            203
Net unrealized depreciation of investments           (2,463)
                                               ------------
Total Net Assets--100.0%                         $  157,674
                                               ============
Net asset value, offering price, and redemption
 price per share--Institutional Class            $     9.77
                                               ============
Net asset value and redemption price
 per share--Retail Class A                       $     9.77
Maximum sales charge of 3.75% (1)                      0.38
                                               ============
Offering price per share--Retail Class A         $    10.15
                                               ============

(1) The offer price is calculated by dividing the net asset value by 1 minus the maximum sales charge of 3.75%
(A) Variable Rate Security--the rate reported on the Statement of Net Assets is the rate in effect as of March 31, 1997. The date shown is the next reset date.
(B) Security sold within the terms of a private placement memorandum, exempt from registration under section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." These securities have been determined to be liquid under guidelines established by the Board of Directors.
(C) This money market fund is advised by First Bank National Association who also serves as adviser for this Fund. See also the notes to the financial statements.

    FHLMC--Federal Home Loan Mortgage Corporation
    FNMA--Federal National Mortgage Association

The accompanying notes are an integral part of the financial statements.


INTERMEDIATE GOVERNMENT BOND FUND
Description                           Par (000)  Value (000)
--------------------------------------------------------------------------------

U.S. TREASURY OBLIGATIONS--87.0%
U.S. Treasury Notes
  6.500%, 08/15/97                $      4,000   $    4,012
  7.375%, 11/15/97                       8,000        8,070
  7.875%, 01/15/98                       1,250        1,268
  7.875%, 04/15/98                      13,000       13,228
  5.250%, 07/31/98                       2,000        1,975
  5.125%, 11/30/98                       7,300        7,160
  6.375%, 01/15/99                       4,000        4,001
  6.750%, 05/31/99                      18,500       18,593
  6.875%, 07/31/99                       4,750        4,785
  7.125%, 09/30/99                      16,000       16,212
  7.750%, 11/30/99                       3,000        3,084
  6.875%, 03/31/00                       3,500        3,524
  6.250%, 05/31/00                       1,500        1,484
  6.250%, 08/31/00                      22,750       22,467
  6.250%, 04/30/01                       2,500        2,459
  7.875%, 08/15/01                       6,500        6,773
  7.500%, 11/15/01                       5,750        5,915
  7.500%, 05/15/02                       1,000        1,031
  7.250%, 05/15/04                      10,500       10,720
  7.875%, 11/15/04                       9,500       10,035
  6.500%, 08/15/05                       4,500        4,375
                                               ------------
Total U.S. Treasury Obligations
 (Cost $150,533)                                    151,171
                                               ------------
U.S. GOVERNMENT AGENCY OBLIGATIONS--9.8%
FHLB Callable 05/04/98 @ 100
  7.360%, 05/04/01                       1,070        1,065
FHLB Callable 05/05/97 @ 100
  6.890%, 05/05/99                       1,500        1,494
FHLB Callable 09/08/97 @ 100
  7.120%, 09/08/99                       2,000        2,009
FHLB
  5.250%, 04/17/97                       2,405        2,399
  7.870%, 12/15/97                       3,000        3,037
  7.280%, 05/18/99                       2,000        2,029
  6.975%, 07/26/99                       1,000        1,009
  7.440%, 08/10/01                       1,000        1,018
TVA
  6.000%, 11/01/00                       3,000        2,918
                                               ------------
Total U.S. Government Agency Obligations
 (Cost $17,004)                                      16,978
                                               ------------


Description                             Shares   Value (000)
--------------------------------------------------------------------------------

RELATED PARTY MONEY MARKET FUND--1.6%
First American Government
 Obligations Fund (A)                2,711,854        2,712
                                               ------------
Total Related Party Money Market Fund
 (Cost $2,712)                                        2,712
                                               ------------
Total Investments--98.4%
 (Cost $170,249)                                    170,861
                                               ------------
Other Assets and Liabilities, Net--1.6%               2,825
                                               ------------

NET ASSETS:
Portfolio shares--Institutional Class
 ($.0001 par value--2 billion authorized)
 based on 18,681,799 outstanding shares             169,515
Portfolio shares--Retail Class A
 ($.0001 par value--2 billion authorized)
 based on 387,548 outstanding shares                  3,632
Distributions in excess of net investment income        (39)
Accumulated net realized loss on investments            (34)
Net unrealized appreciation of investments              612
                                               ------------
Total Net Assets--100.0%                         $  173,686
                                               ============
Net asset value, offering price, and redemption
 price per share--Institutional Class            $     9.11
                                               ============
Net asset value and redemption price
 per share--Retail Class A                       $     9.12
Maximum sales charge of 3.00% (1)                      0.28
                                               ============
Offering price per share--Retail Class A         $     9.40
                                               ============

(1) The offer price is calculated by dividing the net asset value by 1 minus the maximum sales charge of 3.00%.
(A) This money market fund is advised by First Bank National Association who also serves as adviser for this Fund. See also the notes to the financial statements.

   FHLB--Federal Home Loan Bank
   TVA--Tennessee Valley Authority

The accompanying notes are an integral part of the financial statements.


FIXED INCOME FUND
Description                           Par (000)  Value (000)
--------------------------------------------------------------------------------

U.S. TREASURY OBLIGATIONS--70.1%
U.S. Treasury Bond
  7.125%, 02/15/23                $     83,230   $   82,246
U.S. Treasury Notes
  5.750%, 09/30/97                      40,570       40,575
  5.875%, 10/31/98                      92,870       92,181
  7.500%, 10/31/99                      62,830       64,176
  6.375%, 03/31/01                      86,215       85,155
  6.250%, 02/15/03                      42,365       41,241
  7.250%, 08/15/04                      16,900       17,244
  6.500%, 08/15/05                      21,475       20,880
                                               ------------
Total U.S. Treasury Obligations
 (Cost $454,053)                                    443,698
                                               ------------
CORPORATE OBLIGATIONS--9.2%
Bank America National Trust &
 Savings Association
  8.375%, 05/01/07                         150          152
Cigna
  7.400%, 01/15/03                      10,475       10,436
GMAC
  7.350%, 01/27/98                      11,000       11,100
Metropolitan Life Insurance
  6.300%, 11/01/03 (B)                  11,990       11,301
Santander Financial Issuances
  7.250%, 05/30/06                      20,915       20,444
Torchmark
  7.875%, 05/15/23                       5,000        4,769
                                               ------------
Total Corporate Obligations
 (Cost $59,384)                                      58,202
                                               ------------
OTHER MORTGAGE-BACKED OBLIGATIONS--7.2%
Collateralized Mortgage Corporation 88-13 C
  8.000%, 09/20/19                          84           85
Countrywide Mortgage-Backed
 Securities 1994-GA3
  6.500%, 04/25/24                       2,380        2,293
Drexel Burnham Lambert Trust S-2
  9.000%, 08/01/18                         523          534
General Electric Capital Mortgage
 1994-11 A1
  6.500%, 03/25/24                       5,519        5,459
General Electric Capital Mortgage
 1994-17 A6
  7.000%, 05/25/24                       7,000        6,707
General Electric Capital Mortgage
 1994-17 A7
  7.000%, 05/25/24                       5,179        4,797
General Electric Capital Mortgage
 1994-29 A1
  8.300%, 11/25/24                       3,146        3,160
J.P. Morgan Commercial Mortgage Finance
 1995-C1 B
  7.619%, 04/01/97 (A)                  10,329       10,076


Description                   Par (000)/Shares   Value (000)
--------------------------------------------------------------------------------

Merrill Lynch Mortgage Investors
 1993-C A4 (A)
  6.500%, 04/15/97 (A)                   6,000        6,049
Prudential Home Mortgage Securities
 1994-28
  6.763%, 04/01/97 (A)                   5,859        5,693
Residential Funding 1992-36 A2
  5.700%, 11/25/07                         494          491
                                               ------------
Total Other Mortgage-Backed Obligations
 (Cost $45,304)                                      45,344
                                               ------------
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED
   OBLIGATIONS--5.9%
FHLMC
  6.750%, 12/15/05                       5,046        4,779
  7.000%, 04/17/06                      13,993       13,902
  6.000%, 11/15/08                       1,275        1,173
  6.500%, 12/15/23                       5,439        4,972
  6.500%, 01/15/24                       7,103        5,908
  7.000%, 02/15/24                       7,133        6,736
                                               ------------
Total U.S. Government Agency
 Mortgage-Backed Obligations
 (Cost $37,706)                                      37,470
                                               ------------
ASSET-BACKED SECURITIES--1.6%
CoreStates Home Equity Trust 1994-2 A2
  7.000%, 10/15/09                       6,500        6,422
Zale Funding 1994-1B
  7.500%, 05/15/03 (B)                   4,100        4,086
                                               ------------
Total Asset-Backed Securities
 (Cost $10,298)                                      10,508
                                               ------------
TAXABLE MUNICIPAL BONDS--0.9%
Minneapolis, Minnesota, Single Family
 Mortgages, Callable 10/01/05 @ 100 (RB)
  6.920%, 04/01/09                       5,780        5,736
                                               ------------
Total Taxable Municipal Bonds
 (Cost $5,780)                                        5,736
                                               ------------
RELATED PARTY MONEY MARKET FUND--3.9%
First American Prime
 Obligations Fund (C)               24,586,058       24,586
                                               ------------
Total Related Party Money Market Fund
 (Cost $24,586)                                      24,586
                                               ------------
Total Investments--98.8%
 (Cost $637,111)                                    625,544
                                               ------------
Other Assets and Liabilities, Net--1.2%               7,545
                                               ============

NET ASSETS:
Portfolio shares--Institutional Class
 ($.0001 par value--2 billion authorized)
 based on 57,630,154 outstanding shares           $ 621,471
Portfolio shares--Retail Class A
 ($.0001 par value--2 billion authorized)
 based on 678,299 outstanding shares                  7,531
Portfolio shares--Retail Class B
 ($.0001 par value--2 billion authorized)
 based on 1,444,925 outstanding shares               15,742
Distributions in excess of net investment income         (5)
Accumulated net realized loss on investments            (83)
Net unrealized depreciation of investments          (11,567)
                                               ------------
Total Net Assets--100.0%                          $ 633,089
                                               ============
Net asset value, offering price, and redemption
 price per share--Institutional Class             $   10.60
                                               ============
Net asset value and redemption price
 per share--Retail Class A                        $   10.61
Maximum sales charge of 3.75% (1)                      0.41
                                               ============
Offering price per share--Retail Class A          $   11.02
                                               ============
Net asset value, and offering price per
 share--Retail Class B (2)                        $   10.55
                                               ============

(1) The offer price is calculated by dividing the net asset value by 1 minus the maximum sales charge of 3.75%. (2) Retail Class B has a contingent deferred sales charge. For a description of possible redemption charge, see the notes to the financial statements.
(A) Variable Rate Security--the rate reported on the Statement of Net Assets is the rate in effect as of March 31, 1997.
(B) Security sold within the terms of a private placement memorandum, exempt from registration under section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." These securities have been determined to be liquid under guidelines established by the Board of Directors.
(C) This money market fund is advised by First Bank National Association who also serves as adviser for this Fund. See also the notes to the financial statements.

    FHLMC--Federal Home Loan Mortgage Corporation
    GMAC--General Motors Acceptance Corporation
    RB--Revenue Bond

The accompanying notes are an integral part of the financial statements.


INTERMEDIATE TAX FREE FUND
Description                           Par (000)  Value (000)
--------------------------------------------------------------------------------

MUNICIPAL BONDS--95.9%
ALABAMA--0.6%
Jefferson County, Series A (RB) (FGIC)
  5.375%, 02/01/06                $      1,500   $    1,515
                                               ------------
ARIZONA--3.5%
Maricopa County, School District
 (GO) (FSA)
  5.250%, 07/01/04                       4,500        4,573
Maricopa County, School District #41,
 Pre-refunded @ 101 (GO) (FGIC)
  6.800%, 07/01/99 (B)                   1,000        1,060
  7.000%, 07/01/99 (B)                   1,000        1,065
University of Arizona, Pre-refunded
 @ 102 (RB)
  6.900%, 06/01/00 (B)                   2,000        2,167
                                               ------------
                                                      8,865
                                               ------------
ARKANSAS--0.2%
Arkansas State College, Series B (GO)
  6.100%, 06/01/99                         500          517
                                               ------------
CALIFORNIA--5.8%
Azusa, Redevelopment Agency, Single
 Family Mortgages, Escrowed To Maturity,
 Series A (RB) (FNMA)
  6.400%, 10/01/02                       1,000        1,062
California State (GO)
  4.600%, 11/01/97                       1,000        1,005
  6.000%, 09/01/01                       1,000        1,051
California State, Health Facilities Authority,
 Callable 10/01/98 @ 102 (RB) (CMI)
  7.250%, 10/01/99                         500          525
California State, Public Improvements
 (GO) (AMBAC)
  8.000%, 05/01/03                       4,000        4,650
California State, Public Improvements,
 Callable 08/01/04 @ 102 (GO) (FGIC)
  5.600%, 08/01/06                       1,000        1,035
Orange County, Transportation Authority,
 Callable 02/15/02 @ 102 (RB)
  5.700%, 02/15/03                         200          206
  5.750%, 02/15/04                       1,000        1,032
San Diego, District #1 Park Facilities,
 Callable 01/01/04 @ 101 (RB)
  5.625%, 01/01/06                       1,000        1,037
Tri-city Hospital District,
 Series B (RB) (MBIA)
  5.750%, 02/15/03                       2,870        2,974
                                               ------------
                                                     14,577
                                               ------------
COLORADO--6.3%
Arvada, Sales & Use Tax, Callable 12/01/02
 @ 100 (RB) (FGIC)
  5.900%, 12/01/05                       1,000        1,027
Boulder, Larimer, & Weld Counties,
 Vrain Valley School District #R-1,
 Callable 12/15/04 @ 100 (GO) (MBIA)
  5.600%, 12/15/05                       1,000        1,037
Boulder, Sales & Use Tax, Callable
 08/15/01 @ 100 (RB)
  7.200%, 08/15/13                         500          529
Colorado Springs, Series A (RB)
  6.350%, 11/15/01                       1,000        1,060
Colorado State, Health Facilities Authority,
 Vail Valley Medical Center, Series A (RB)
  5.300%, 01/15/00                         500          499
  5.450%, 01/15/01                         500          498
Colorado State, Housing Finance Authority,
 Single Family Mortgages, Callable
 08/01/99 @ 102 (RB) (FHA/VA)
  7.400%, 08/01/09                         600          617
Colorado State, Water Power Development
 Authority, Callable 09/01/04 @ 100 (RB)
  5.700%, 09/01/05                         500          519
Douglas County, School District #1,
 Series B (GO) (MBIA) (STAID)
  5.850%, 12/15/05                       1,000        1,057
Golden, Water Utility Improvements,
 Callable 05/08/97 @ 101 (RB)
  6.800%, 11/15/97                          50           51
Greeley, Sales & Use Tax, Callable
 08/01/97 @ 100 (RB) (MBIA)
  6.000%, 08/01/99                         400          402
Highlands Ranch, Metropolitan
 District #1, Callable 09/01/97 @ 101
 (GO) (MBIA)
  7.000%, 09/01/98                         500          511
Jefferson County, Callable 12/01/04 @ 100
 (COP) (MLO) (MBIA)
  6.650%, 12/01/08                         500          543
Northglenn, Water & Sewer (GO) (FSA)
  5.250%, 12/01/02                       2,500        2,547
Summit County, School District #1
 (GO) (FGIC)
  0.000%, 12/01/03                       1,325          944
University of Colorado, Callable 06/01/03
 @ 100 (RB) (MBIA)
  6.125%, 06/01/08                       1,440        1,499
University of Colorado, Callable 05/05/97
 @ 100 (RB)
  7.625%, 06/01/06                          25           25
Westminster, Sales & Use Tax, Callable
 12/01/02 @ 100 (RB) (FGIC)
  6.250%, 12/01/12                       1,250        1,334
Westminster, Water & Waste Water Utility
 Improvements, Callable 12/01/04 @ 100
 (RB) (AMBAC)
  6.000%, 12/01/09                       1,000        1,040
                                               ------------
                                                     15,739
                                               ------------
DELAWARE--1.2%
Delaware State, Callable 04/01/01
  @ 102 (GO)
  6.350%, 04/01/03                       1,000        1,069
New Castle County, Callable 10/01/03
 @ 102 (GO)
  5.300%, 10/01/05                       2,000        2,020
                                               ------------
                                                      3,089
                                               ------------
DISTRICT OF COLUMBIA--0.2%
District of Columbia, Series A, Callable
 06/01/00 @ 102 (GO) (MBIA)
  6.300%, 06/01/01                         500          522
                                               ------------
FLORIDA--1.4%
Clearwater, Utility Improvements,
 Escrowed To Maturity (RB)
  6.100%, 12/01/04                       2,300        2,380
Reedy Creek, Utility Improvements,
 Callable 10/01/97 @ 102 (RB)
 (AMT) (MBIA)
  8.900%, 10/01/03                       1,000        1,041
                                               ------------
                                                      3,421
                                               ------------
GEORGIA--2.2%
De Kalb County, Housing Finance
 Authority, Single Family Mortgages,
 Callable 08/01/03 @ 100 (RB)
 (AMT) (GNMA)
  7.400%, 02/01/14                         445          466
Fulton County, Development Authority,
 Callable 01/01/06 @ 102 (RB)
 (CLE) (MBIA)
  5.125%, 01/01/10                       1,000          955
Georgia State, Series A (GO)
  5.900%, 03/01/03                       1,000        1,055
Georgia State, Series D (GO)
  5.800%, 11/01/02                       1,000        1,050
Georgia State, Series E (GO)
  5.500%, 07/01/03                       2,000        2,075
                                               ------------
                                                      5,601
                                               ------------
HAWAII--3.7%
Hawaii County, Public Improvements,
 Pre-refunded @ 101 (RB) (FGIC)
  7.100%, 06/01/00 (B)                   1,000        1,082
Hawaii State (GO) (FGIC)
  6.000%, 03/01/05                       3,000        3,154
Hawaii State, Public Improvements,
 Pre-refunded @ 100 (GO)
  6.900%, 06/01/00 (B)                   1,000        1,067
Hawaii State, Series B (GO)
  5.750%, 03/01/00                       1,000        1,031
Hawaii State, Series C (GO)
  5.000%, 09/01/05                       1,000          991
Honolulu, Hawaii City & County
 Public Improvements, Pre-refunded
 @ 101 (GO)
  6.950%, 06/01/00 (B)                   1,000        1,077
Honolulu, Hawaii City & County Water
 Project, Escrowed To Maturity (GO)
  6.300%, 04/01/97                         250          250
Honolulu, Hawaii City & County Water
 Project, Series A, Pre-refunded
 @ 101.5 (GO)
  7.000%, 07/01/97 (B)                     500          511
                                               ------------
                                                      9,163
                                               ------------
IDAHO--1.6%
Ada & Canyon Counties, Joint School
 District #2, Callable 07/30/07 @ 100 (GO)
  5.500%, 07/30/10                       1,205        1,219
  5.500%, 07/30/11                       1,270        1,278
Boise City, Callable 02/01/01 @ 106 (RB)
  4.500%, 02/01/04                       1,000          971
Boise State University (RB) (FSA)
  4.750%, 04/01/04                         570          562
                                               ------------
                                                      4,030
                                               ------------
ILLINOIS--3.1%
Chicago, Single Family Mortgages, Series A,
 Callable 03/01/06 @ 103 (RB) (AMT)
 (GNMA/FNMA/FHLMC)
  5.250%, 03/01/13                       1,075        1,060
De Kalb, Single Family Mortgages,
 Series A (RB) (AMT) (GNMA)
  7.000%, 12/01/01                         560          565
Illinois State (GO)
  5.000%, 06/01/03                       1,000        1,001
Illinois State, Development Finance
 Authority, Lockport Township High
 School (RB) (FGIC)
   0.000%, 01/01/01                      1,500        1,239
Illinois State, Metropolitan Pier &
 Exposition Authority (RB)
   0.000%, 06/15/17                      9,750        2,876
Kane County, School District #131
 Aurora East Side (GO) (FSA)
  5.300%, 01/01/03                       1,000        1,015
                                               ------------
                                                      7,756
                                               ------------
INDIANA--0.6%
Indiana State, Housing Finance Authority,
 Callable 01/01/98 @ 102.5 (RB) (FPI)
  7.800%, 01/01/99                         415          424
Indiana State, Municipal Power Agency,
 Series B (RB) (MBIA)
  4.850%, 01/01/99                       1,000        1,006
Perry Township, Multi-School Building,
 Escrowed To Maturity (RB) (STAID)
  7.000%, 07/01/97                          15           15
                                               ------------
                                                      1,445
                                               ------------
IOWA--1.0%
Davenport, Home Ownership Mortgages,
 Series 1994 (RB)
  4.000%, 03/01/03                         130          128
Des Moines Area Community College
 (GO) (AMT)
  7.500%, 06/01/97                         360          362
Des Moines, Series C, Callable 06/01/99
 @ 100 (GO)
  6.900%, 06/01/00                         500          525
Iowa State, Finance Authority, Correctional
 Facilities Program, Callable 06/15/05
 @ 100 (RB)
  5.400%, 06/15/07                         750          741
Iowa State, Finance Authority, Single
 Family Mortgages, Series F (RB) (AMBAC)
  5.350%, 07/01/99                         740          753
                                               ------------
                                                      2,509
                                               ------------
KANSAS--0.2%
Johnson County, Single Family Mortgages (RB)
  5.625%, 05/01/02                          10           10
Kansas State, Development Finance
 Authority, Stormont-Vail Healthcare
 Project (RB) (MBIA)
  5.400%, 11/15/05                         475          480
                                               ------------
                                                        490
                                               ------------
MAINE--0.4%
Maine State, Municipal Bond Bank,
 Series C (RB)
  5.350%, 11/01/05                       1,075        1,090
                                               ------------
MARYLAND--1.6%
Maryland State & Local Facilities Project (GO)
  5.100%, 03/15/02                       1,000        1,014
  5.200%, 02/01/03                       1,000        1,017
Maryland State & Local Facilities Project,
 Series Z, Callable
  06/01/06 @ 100 (GO)
  5.400%, 06/01/07                       1,000        1,016
Washington Suburban Sanitation District,
 Pre-refunded @ 102 (RB)
  6.900%, 06/01/00 (B)                   1,000        1,084
                                               ------------
                                                      4,131
                                               ------------
MASSACHUSETTS--0.4%
Massachusetts State, Water Pollution
 Control Project (RB)
  5.000%, 02/01/02                       1,000        1,006
                                               ------------
MICHIGAN--5.4%
Detroit, Water Supply Systems Project,
 Series A (RB) (MBIA)
  5.000%, 07/01/06                       1,000          991
Huron Valley, School District (GO) (FGIC)
  5.350%, 05/01/07                       1,000        1,011
Michigan State, Building Authority,
 Series I (RB) (AMBAC)
  5.000%, 10/01/03                       2,500        2,503
Oakland & Washtenaw Counties,
 Community College Improvements,
 Callable 05/01/04 @ 100 (RB)
  6.650%, 05/01/11                       1,000        1,094
Oakland University, Callable 05/15/07
 @ 100 (RB) (MBIA)
  5.600%, 05/15/10                       1,000        1,010
Walled Lake, Consolidated School
 District, School Improvements Project,
 Callable 05/01/07 @ 100 (GO) (MBIA)
  5.300%, 05/01/08                       3,500        3,478
West Ottawa, Public School District,
 Callable 05/01/07 @ 100 (GO) (FGIC)
  5.250%, 05/01/08                       3,405        3,350
                                               ------------
                                                     13,437
                                               ------------
MINNESOTA--5.3%
Bloomington, Mall of America Project,
 Series A, Callable 02/01/04 @
 100 (RB) (FSA)
  5.450%, 02/01/09                       1,000        1,023
Burnsville Apartments Project, Series A,
 Mandatory Put @ 100 (RB)
  5.000%, 12/01/98 (C)                   2,500        2,503
Dakota County, Callable 02/01/98
 @ 100 (GO)
  7.250%, 02/01/04                       1,000        1,020
Minneapolis & Saint Paul, Housing &
 Redevelopment Authority, Health Care
 Systems Project (RB) (AMBAC)
  4.250%, 11/15/99                       1,100        1,086
Minneapolis, Childrens Medical Center,
 Series C, Pre-refunded @ 102 (RB)
  7.000%, 06/01/01 (B)                   1,000        1,101
Minneapolis, Hennepin Avenue Project,
 Series C (GO)
  6.200%, 03/01/02                         800          849
Minnesota State (GO)
  6.800%, 08/01/98                       2,000        2,019
Minnetonka, Cliffs-Ridgedale, Multi-Family
 Mortgages (RB) (FNMA)
  3.300%, 04/03/97 (A)                     800          800
Stillwater, Independent School District #834,
 Callable 02/01/99 @ 100 (GO) (FGIC)
  6.750%, 02/01/09                       2,700        2,805
                                               ------------
                                                     13,206
                                               ------------
MISSISSIPPI--1.2%
Delta Correctional Facilities Authority
 (RB) (MLO) (FGIC)
  4.950%, 07/01/01                         925          930
Mississippi State, Capital Improvements,
 Series B (GO)
  6.000%, 08/01/01                       2,000        2,100
                                               ------------
                                                      3,030
                                               ------------
MISSOURI--2.2%
Kansas City, School District (RB)
 (MLO) (FGIC)
  6.300%, 02/01/00                       1,000        1,045
Kansas City, School District,
 Callable 02/01/01 @ 102 (RB)
 (MLO) (FGIC)
  6.400%, 02/01/02                       2,000        2,125
Missouri State, Health & Education
 Facilities Authority, Pre-refunded
 @ 102 (RB)
  7.125%, 12/15/00 (B)                   1,300        1,433
Platte County, Park Hill School
 District (GO) (STAID)
  4.750%, 03/01/04                       1,000          971
                                               ------------
                                                      5,574
                                               ------------
MONTANA--0.2%
Montana State University, Callable 11/15/06
 @ 100 (RB) (MBIA)
  5.375%, 11/15/17                         500          478
                                               ------------
NEBRASKA--11.8%
Buffalo County, Hospital Authority #1,
 Escrowed To Maturity (RB)
  6.375%, 11/01/03                         155          158
Douglas County, Hospital Authority #2,
 Pre-refunded @ 102 (RB)
  7.250%, 11/01/01 (B)                   1,500        1,671
Douglas County, School District #17
 Millard, Series A, Callable 05/15/99 @ 101
 (GO) (MBIA)
  5.050%, 05/15/01                         750          757
Douglas County, School District #17
 Millard, Series B, Callable 05/15/99 @ 101
 (GO) (MBIA)
  5.000%, 05/15/00                         500          506
Fremont, Electrical Systems Project,
 Escrowed To Maturity (RB)
  5.500%, 01/01/98                         300          303
Grand Island, Electrical Systems Project,
 Callable 09/01/99 @ 101 (RB)
  6.050%, 09/01/01                       1,000        1,044
Grand Island, Sewer Improvements (RB)
  5.100%, 04/01/02                         500          504
  5.200%, 04/01/03                         500          504
Lincoln, Electrical Systems Project,
 Series A, Callable 09/01/03 @ 102 (RB)
  4.800%, 09/01/04                       3,000        2,959
Lincoln, Power Supply Facilities,
 Series A (RB)
  4.750%, 09/01/98                         500          505
  5.000%, 09/01/00                         500          506
Lincoln, Waterworks Project (RB)
  4.900%, 08/15/03                       1,000        1,011
Lincoln, Waterworks Project, Escrowed
 To Maturity (RB)
  6.700%, 11/01/00                         500          531
Municipal Energy Agency of Nebraska,
 Series A (RB) (AMBAC)
  5.450%, 04/01/02                         750          767
Municipal Energy Agency of Nebraska,
 Series A, Callable 04/01/02 @ 102
 (RB) (AMBAC)
  5.600%, 04/01/03                         750          775
Nebraska State, Educational Finance
 Authority, Creighton University Project,
 Callable 01/01/06 @ 101 (RB) (AMBAC)
  5.600%, 01/01/07                       2,500        2,572
Nebraska State, Investment Finance
 Authority, Methodist Health Systems
 Project (RB) (MBIA)
  6.750%, 03/01/01                       2,000        2,133
Nebraska State, Public Power District,
 Callable 01/01/03 @ 102 (RB) (MBIA)
  4.900%, 01/01/04                       1,500        1,491
Nebraska State, Public Power District,
 Nuclear Facility Project, Callable 01/01/03
 @ 102 (RB) (MBIA)
  5.200%, 07/01/00                       1,000        1,011
Nebraska State, Public Power District,
 Series A (RB) (MBIA)
  6.000%, 01/01/04                       1,385        1,456
Nebraska State, Public Power District,
 Series A (RB)
  5.100%, 01/01/98                         500          502
  5.500%, 01/01/01                         500          511
Omaha (GO)
  4.700%, 05/01/99                       1,000        1,006
  4.700%, 05/01/03                       1,000          993
Omaha, Callable 09/01/01 @ 102 (GO)
  5.900%, 09/01/02                         500          526
Omaha, Escrowed To Maturity (GO)
  6.700%, 12/01/97                         350          356
Omaha, Public Power District, Series A (RB)
  5.300%, 02/01/05                         500          508
Omaha, Public Power District, Series A,
 Escrowed To Maturity (RB)
  6.500%, 02/01/98                         200          204
  5.550%, 02/01/99                       1,000        1,020
Omaha, Public Power District,
 Series B (RB)
  5.000%, 02/01/03                       1,000        1,008
Omaha, Sewer Systems (RB)
  5.200%, 01/15/02                       1,000        1,016
Ravenna, Industrial Development (RB)
  5.000%, 09/01/00                         810          816
                                               ------------
                                                     29,630
                                               ------------
NEVADA--0.7%
Nevada State, Housing Division, Single
 Family Program, Series R (RB) (FHA/VA)
  4.600%, 04/01/98                         650          653
Nevada State, Municipal Bond Bank,
 Escrowed To Maturity (RB)
  6.100%, 07/01/02                       1,000        1,054
                                               ------------
                                                      1,707
                                               ------------
NEW HAMPSHIRE--0.2%
New Hampshire State, Capital
 Improvements, Series B (GO)
  5.450%, 11/01/97                         500          505
                                               ------------
NEW JERSEY--2.6%
New Jersey State (GO)
  5.000%, 07/15/01                       3,000        3,034
  5.300%, 02/15/02                       1,000        1,023
  5.900%, 08/01/02                       1,000        1,053
New Jersey State, Housing & Mortgage
 Finance Agency, Callable 10/01/05 @
 100 (RB) (MBIA)
  3.750%, 10/01/09                         335          327
New Jersey State, Transportation Trust
 Fund Authority, Series B (RB) (MBIA)
  5.000%, 06/15/04                       1,000          996
                                               ------------
                                                      6,433
                                               ------------
NEW MEXICO--1.4%
Farmington, Utility Systems, Escrowed
 to Maturity (RB)
  10.000%, 01/01/02                        540          601
New Mexico State, Callable 09/01/00
 @ 100 (GO)
  5.250%, 09/01/04                       1,000        1,006
New Mexico State, Mortgage Finance
 Authority (RB) (GNMA/FNMA)
  5.650%, 07/01/08                       1,410        1,456
New Mexico State, Severance Tax,
 Callable 07/01/99 @ 100 (RB)
  5.900%, 07/01/00                         500          507
                                               ------------
                                                      3,570
                                               ------------
NEW YORK--1.2%
New York State, Environmental Facilities,
 Pollution Control Project, Callable
 11/15/04 @ 102 (RB)
  6.400%, 05/15/06                       1,250        1,375
New York, Municipal Assistance Corporation,
 Series I (RB) (D)
  6.250%, 07/01/05                       1,500        1,609
                                               ------------
                                                      2,984
                                               ------------
NORTH CAROLINA--1.2%
North Carolina State, Series A (GO)
  5.100%, 03/01/04                       3,000        3,026
                                               ------------
NORTH DAKOTA--2.4%
Bismarck, Hospital Authority (RB) (AMBAC)
  6.250%, 05/01/99                       1,000        1,033
Bismarck, Infrastructure Project,
 Callable 04/01/97 @ 100.5 (COP) (MLO)
  8.000%, 10/01/97                         300          306
Bismarck, Infrastructure Project,
 Callable 10/01/97 @ 100 (COP) (MLO)
  8.500%, 10/01/01                          50           51
Bismarck, Medical Center One (RB) (BIG)
  7.300%, 05/01/97                         140          140
Fargo, Public School District #1,
 Callable 05/01/01 @ 100 (GO) (MBIA)
  5.350%, 05/01/04                         500          506
Fargo, Sales Tax (RB) (AMBAC)
  5.000%, 01/01/01                         500          504
Grand Forks, United Hospital
 Obligated Group (RB) (MBIA)
  6.000%, 12/01/00                       1,000        1,041
North Dakota State, 1986 Real Estate,
 Series A, Callable 05/12/97 @ 102 (GO)
  7.000%, 09/01/98                          85           87
North Dakota State, Building Authority,
 Pre-refunded @ 100 (RB) (MLO)
 (AMBAC)
  7.400%, 06/01/00 (B)                   1,000        1,079
North Dakota State, Housing Finance
 Agency, Single Family Mortgages, Callable
 01/01/04 @ 100 (RB) (FHA/FMHA)
  6.100%, 07/01/16                         110          111
North Dakota State, Industrial Commission,
 Lignite Program, Series A (RB)
  5.750%, 11/15/05                       1,000        1,026
North Dakota State, Student Loans (RB)
  6.100%, 07/01/01                          25           26
North Dakota State, Student Loans, Callable
 07/01/98 @ 103 (RB) (AMBAC)
  6.900%, 07/01/01                          25           26
Oliver County, Square Butte Electric
 Cooperative Project, Callable 04/25/97
 @ 100 (RB)
  7.000%, 12/31/10                          50           50
                                               ------------
                                                      5,986
                                               ------------
OHIO--2.5%
Ohio State, Building Authority, Adult
 Correctional Facilities Project (RB)
 (MLO) (MBIA)
  5.500%, 10/01/04                       1,000        1,029
Ohio State, Building Authority, Juvenile
 Correctional Facilities Project
  (RB) (AMBAC)
  5.900%, 10/01/03                       1,000        1,053
Ohio State, Water Development Authority
 (RB) (AMBAC)
  5.250%, 06/01/06                       2,000        2,013
Ohio State, Water Development Authority
 (RB) (MBIA)
  6.000%, 12/01/00                       2,000        2,090
                                               ------------
                                                      6,185
                                               ------------
OKLAHOMA--0.9%
Oklahoma City, Metropolitan Utility
 Authority, Callable 09/01/05 @ 102 (RB)
  5.600%, 09/01/06                       1,000        1,036
Oklahoma County, Housing Finance
 Authority, Pre-refunded @ 56.9 (RB)
  0.000%, 03/01/06 (B)                   3,690        1,310
                                               ------------
                                                      2,346
                                               ------------
OREGON--0.7%
Deschutes & Jefferson Counties, School
 District #2 Redmond, Callable 06/01/03
 @ 100 (GO) (MBIA)
  5.400%, 06/01/05                         750          762
Lane County, School District #19
 Springfield, Callable 10/15/04 @ 101
 (GO) (MBIA)
  5.900%, 10/15/06                       1,000        1,054
                                               ------------
                                                      1,816
                                               ------------
PENNSYLVANIA--4.2%
Erie County, Prison Authority, Pre-refunded
 @ 100 (RB) (MLO) (MBIA)
  6.700%, 11/01/01 (B)                   1,000        1,078
  6.600%, 11/01/01 (B)                   1,000        1,074
Governor Mifflin School District, School
 Improvements Project, Pre-refunded @
 100 (GO) (AMBAC)
  6.500%, 02/01/02 (B)                   2,000        2,138
Northumberland County, Commonwealth
 Lease, Callable 10/15/01 @ 100 (RB)
 (MLO) (MBIA)
  6.600%, 10/15/02                       1,000        1,074
Pennsylvania State (GO) (AMBAC)
  5.125%, 09/15/03                       5,000        5,050
Pennsylvania State, Series A, Escrowed
 To Maturity (GO)
  6.700%, 04/15/97                         250          250
                                               ------------
                                                     10,664
                                               ------------
PUERTO RICO--0.1%
Housing Finance Authority, Single
 Family Mortgages (RB) (GNMA)
  5.800%, 10/15/00                         105          107
  6.000%, 02/01/02                         110          113
                                               ------------
                                                        220
                                               ------------
RHODE ISLAND--2.2%
Rhode Island State, Consolidated Capital
 Development, Series B, Pre-refunded
 @ 102 (GO)
  6.125%, 05/15/00 (B)                   5,200        5,493
                                               ------------
SOUTH CAROLINA--0.4%
State Highway Project, Series A,
 Callable 07/01/06 @ 102 (GO)
  5.625%, 07/01/07                       1,000        1,031
                                               ------------
SOUTH DAKOTA--0.2%
Sioux Falls (GO) (MLO)
  6.450%, 08/01/01                         500          533
South Dakota State, Student Loans (RB)
  7.800%, 08/01/97                          85           86
                                               ------------
                                                        619
                                               ------------
TEXAS--2.6%
Austin, Utility Systems (RB) (MBIA)
  5.700%, 11/15/05                       1,000        1,043
Garland, School District (GO)
  8.000%, 02/15/01                       1,000        1,113
Texas State, Turnpike Authority, President
 George Bush Turnpike, Callable 01/01/06
 @ 102 (RB) (FGIC)
  5.000%, 01/01/25                       5,000        4,400
                                               ------------
                                                      6,556
                                               ------------
UTAH--1.2%
Intermountain Power Authority (RB) (FSA)
  5.250%, 07/01/03                       1,000        1,015
Intermountain Power Authority, Callable
 07/01/98 @ 102 (RB)
  7.625%, 07/01/08                         500          526
Utah State, Housing Finance Agency,
 Single Family Mortgages, Series E1
 (RB) (FHA/VA)
  6.050%, 01/01/98                          95           96
  6.050%, 07/01/98                         100          102
Utah State, Housing Finance Agency,
 Single Family Mortgages, Series F1
 (RB) (FHA/VA/FMHA)
  4.900%, 01/01/99                         220           221
Utah State, Municipal Power Agency,
 Series A (RB) (FGIC)
  4.700%, 07/01/99                       1,000        1,000
                                               ------------
                                                      2,960
                                               ------------
VIRGINIA--2.2%
Brunswick County, Industrial Development
 Authority, Callable 07/01/06 @ 102 (RB)
 (MLO) (MBIA)
  5.550%, 07/01/08                       1,500        1,526
Fairfax County, Series A, Pre-refunded
 @ 100.75 (GO)
  6.850%, 04/01/97 (B)                     500          504
Fairfax County, Series A, Pre-refunded
 @ 100.5 (GO)
  6.000%, 04/01/98 (B)                     500          512
Peninsula Regional Jail Authority (RB)
 (MBIA)
  5.300%, 10/01/09                       1,000          985
Riverside Regional Jail Authority,
 Callable 07/01/05 @ 102 (RB) (MBIA)
  5.700%, 07/01/08                       2,000        2,070
                                               ------------
                                                      5,597
                                               ------------
WASHINGTON--4.9%
Clark County, Solid Waste Disposal Project,
 Mandatory Put @ 100 (RB) (AMT)
 (SWB)
  7.200%, 08/01/97 (C)                     825          834
Port Everett, Airport & Marina Project
 (RB) (MBIA)
  4.700%, 04/01/03                       1,140        1,130
Port Everett, Series B (RB) (MBIA)
  4.800%, 04/01/04                       1,545        1,516
Spokane County, School District
 (GO) (FSA)
  4.500%, 12/01/04                         875          847
Spokane, Callable 01/01/98 @ 100 (GO)
  6.700%, 01/01/99                         500          508
Washington State, Public Power Supply
 Systems, Nuclear Project #2,
 Callable 01/01/01 @ 102 (RB)
  7.500%, 07/01/03                       3,000        3,289


Description                   Par (000)/Shares   Value (000)
--------------------------------------------------------------------------------

Washington State, Public Power Supply
 Systems, Nuclear Project #2,
 Callable 07/01/01 @ 102 (RB)
  6.500%, 07/01/03                  $    2,000   $    2,128
Washington State, Series 93A (GO)
  5.300%, 10/01/01                       1,000        1,023
Washington State, Series R-92B (GO)
  6.200%, 09/01/01                       1,000        1,058
                                               ------------
                                                     12,333
                                               ------------
WISCONSIN--3.5%
Franklin (GO) (PN) (FSA)
  4.800%, 09/01/03                         750          743
Franklin, Public Improvements
  (GO) (PN) (FSA)
  4.900%, 09/01/04                         850          842
Milwaukee County, Callable 09/01/02
 @ 100 (GO)
  5.550%, 09/01/03                       1,000        1,021
Rock County (GO) (PN)
  4.550%, 09/01/02                       1,080        1,057
Wisconsin State (GO)
  6.000%, 05/01/02                       1,000        1,051
Wisconsin State, Health & Educational
 Facilities Authority, Medical College
 of Wisconsin (RB)
  4.800%, 12/01/99                       1,000        1,000
Wisconsin State, Pre-refunded @ 101 (GO)
  6.900%, 05/01/97 (B)                     500          506
Wisconsin State, Series 1 (GO)
  5.200%, 11/01/02                       1,000        1,016
Wisconsin State, Series 3 (GO)
  5.250%, 11/01/02                       1,000        1,019
Wisconsin State, Series D, Callable
 05/01/00 @ 101 (GO)
  6.000%, 05/01/01                         500          524
                                               ------------
                                                      8,779
                                               ------------
WYOMING--0.5%
Sweetwater, Pacific Power & Light,
 Pre-refunded @ 100 (RB)
  6.500%, 12/01/01 (B)                     700          750
Wyoming State, Community Development
 Authority, Single Family Mortgages
 (RB) (FHA/VA)
  6.200%, 06/01/99                         500          513
                                               ------------
                                                      1,263
                                               ------------
Total Municipal Bonds
 (Cost $238,607)                                    240,894
                                               ------------
MONEY MARKET FUND--2.9%
Federated Tax Free Money Market      7,358,332        7,358
                                               ------------
Total Money Market Fund
 (Cost $7,358)                                        7,358
                                               ------------

Total Investments--98.8%
 (Cost $245,965)                                    248,252
                                               ------------
Other Assets and Liabilities, Net--1.2%               3,000
                                               ============

NET ASSETS:
Portfolio shares--Institutional Class
 ($.0001 par value--2 billion authorized)
 based on 23,504,649 outstanding shares             245,169
Portfolio shares--Retail Class A
 ($.0001 par value--2 billion authorized)
 based on 299,385 outstanding shares                  3,204
Undistributed net investment income                      75
Accumulated net realized gain on investments            517
Net unrealized appreciation of investments            2,287
                                               ------------
Total Net Assets--100.0%                       $    251,252
                                               ============
Net asset value, offering price, and redemption
 price per share--Institutional Class          $      10.55
                                               ============
Net asset value and redemption price per
 share--Retail Class A                         $      10.57
Maximum sales charge of 3.00% (1)                      0.33
                                               ============
Offering price per share--Retail Class A       $      10.90
                                               ============

(1) The offer price is calculated by dividing the net asset value by 1 minus the maximum sales charge of 3.00%.
(A) Variable Rate Security--the rate reported on the Statement of Net Assets is the rate in effect as of March 31, 1997. The date shown is the next reset date.
(B) Pre-refunded Security--the pre-refunded date is shown as the maturity date on the Statement of Net Assets.
(C) Mandatory Put Security--the mandatory put date is shown as the maturity date on the Statement of Net Assets.
(D)When Issued Security (Total Cost $1,644,405)

 AMBAC--American Municipal Bond Assurance Corporation
 AMT--Alternative Minimum Tax
 BIG--Bond Investors Guaranty Insurance Company
 CFC--National Rural Utilities Cooperative Financing Corporation
 CLE--College Construction Loan Insurance Association
 CMI--California Municipal Insurers
 COP--Certificate of Participation
 FGIC--Financial Guaranty Insurance Corporation
 FHA--Federal Housing Authority
 FHLMC--Federal Home Loan Mortgage Corporation
 FMHA--Farmers Home Administration
 FNMA--Federal National Mortgage Association
 FPI--Foremost Pool Insurance
 FSA--Financial Security Assurance
 GNMA--Government National Mortgage Association
 GO--General Obligation
 MBIA--Municipal Bond Insurance Association
 MLO--Municipal Lease Obligation
 PN--Promissory Notes
 RB--Revenue Bond
 STAID--State Aid Withholding
 SWB--Swiss Bank
 VA--Veterans Administration

The accompanying notes are an integral part of the financial statements.


MINNESOTA INSURED INTERMEDIATE TAX FREE FUND
Description                           Par (000)   Value (000)
--------------------------------------------------------------------------------

MUNICIPAL BONDS--98.4%
MINNESOTA--98.1%
Anoka County, Capital Improvement,
 Series C (GO)
  5.550%, 02/01/05                  $    2,000   $     2,035
Anoka County, Northern States Power,
 Callable 12/01/99 @ 102 (GO)
  6.850%, 12/01/01                       1,000        1,071
Anoka County, Solid Waste Disposal
 Project (GO) (CFC)
  6.200%, 12/01/00                       1,000        1,052
Anoka-Hennepin, School District #11,
 Series B (GO) (ST)
  5.000%, 02/01/06                       1,000          994
Anoka-Hennepin, School District #11,
 Callable 02/01/03 @ 100 (GO) (FGIC)
  4.875%, 02/01/07                       3,300        3,213
Anoka-Hennepin, School District #11,
 Series C (GO) (FGIC)
  4.600%, 02/01/01                       5,000        4,969
Bass Brook, Minnesota Power & Light,
 Pollution Control (RB)
  6.875%, 12/01/02                       2,000        2,102
Becker, Pollution Control, Callable
 04/01/99 @ 102 (RB)
  6.800%, 04/01/07                       3,900        4,124
Becker, Series B (GO)
  4.600%, 12/01/00                       1,050        1,039
  4.700%, 12/01/01                       1,000          991
Becker, Tax Increment, Series D,
  Callable 08/01/04 @ 100 (GO)
  (AMT) (MBIA)
  6.000%, 08/01/07                       3,955        4,143
Bloomington, Mall of America Project,
 Series A, Callable 02/01/04 @ 100
 (RB) (FSA)
  5.450%, 02/01/09                       3,850        3,937
Bloomington, Mall of America Project,
 Series A (GO) (FSA)
  5.000%, 02/01/01                       1,090        1,095
  5.000%, 02/01/02                       1,585        1,587
Bloomington, Port Authority, Callable
 03/01/00 @ 100 (GO)
  6.000%, 03/01/03                       1,800        1,852
Chaska, First Mortgages, Multi-Family
 Housing, Callable 04/01/97 @ 102 (RB)
  7.750%, 10/01/08                         900          913
Coon Rapids, Multi-Family Housing,
 Woodland North Apartments, Callable
 12/01/03 @ 100 (RB) (FHA)
  5.625%, 12/01/09                         470          465
Coon Rapids, Single Family Mortgages,
 Callable 09/01/04 @ 102 (RB)
  5.900%, 09/01/06                       1,215        1,238
Dakota & Washington Counties, Housing
 & Redevelopment, Single Family Mortgages,
 Escrowed to Maturity (RB)
 (AMT) (FHA/GNMA/VA)
  8.000%, 03/01/01                         485          537
  8.000%, 09/01/01                         550          616
Dakota County, Housing & Redevelopment
 Authority, Callable 04/01/05 @ 102 (RB)
 (AMT) (FNMA/GNMA)
  6.000%, 10/01/14                       1,375        1,353
Dakota County, Housing & Redevelopment
 Authority, Single Family Mortgages,
 Callable 04/01/04 @ 102 (RB)
 (AMT) (FNMA)
  6.250%, 10/01/04                       1,060        1,081
Dakota County, Housing & Redevelopment
 Authority, Single Family Mortgages,
 Callable 09/01/98 @ 103 (RB)
 (FHA/GNMA/VA)
  7.250%, 03/01/06                         555          555
Dakota County, Housing & Redevelopment
 Authority (RB) (MLO)
  4.650%, 02/01/00                       1,000          996
  4.800%, 02/01/01                       1,045        1,040
  4.950%, 02/01/02                       1,000          995
Dakota, Washington, & Stearns Counties,
 Housing & Redevelopment Authority,
 Single Family Mortgages, Callable
 03/01/04 @ 102 (RB) (AMT) (FNMA)
  6.000%, 09/01/04                         650          665
  6.500%, 09/01/10                       1,000        1,027
Duluth, Economic Development Authority,
 Health Care Facility, Escrowed to
 Maturity (RB) (AMBAC)
  6.100%, 11/01/04                         250          269
Duluth, Economic Development Authority,
 Health Care Facility, Callable 11/01/02
 @ 102 (RB) (AMBAC)
  6.100%, 11/01/04                         650          695
Fridley, School District #14, Callable
 02/01/05 @ 100 (GO) (FSA)
  5.350%, 02/01/26                       5,000        4,675
Hopkins, Independent School District #270,
 Series A, Callable 02/01/03 @ 100
 (GO) (MBIA)
  4.800%, 02/01/05                       2,000        1,945
Mankato County, Independent School
 District #77, Series A, Callable 02/01/04
 @ 100 (GO) (FSA)
  5.100%, 02/01/07                       1,000          987
Minneapolis & St. Paul, Housing &
 Redevelopment Authority, Health Care,
 Callable 08/15/00 @ 102 (RB) (MBIA)
  7.300%, 08/15/01                       1,000        1,092
Minneapolis & St. Paul, Housing &
 Redevelopment Authority, Health Care
 System, Series A, Callable 11/15/03
 @ 102 (RB) (AMBAC)
  5.000%, 11/15/13                       3,000         2,782
Minneapolis & St. Paul, Housing &
 Redevelopment Authority, Health
 Care System, Callable 11/15/03 @
 102 (RB) (AMBAC)
  4.750%, 11/15/18                       1,500        1,267
Minneapolis & St. Paul, Housing &
 Redevelopment Authority, Health
 Care System, Health One Obligated
 Group, Series C, Pre-refunded
 @ 102 (RB)
  8.000%, 08/15/00 (B)                   1,000        1,119
Minneapolis & St. Paul, Housing &
 Redevelopment Authority, Health
 Care System, Series A, Callable
 11/15/03 @ 102 (RB) (AMBAC)
  5.000%, 11/15/07                       2,000        1,925
Minneapolis & St. Paul, Housing
 Finance Board, Callable 11/01/04
 @ 102 (RB) (AMT) (FNMA/GNMA)
  6.800%, 11/01/08                       1,500        1,614
Minneapolis & St. Paul, Housing
 Finance Board, Single Family Mortgages,
 Series A, Callable 06/01/99 @ 102
 (RB) (AMT) (FHA/GNMA/VA)
  7.875%, 12/01/12                         360          363
Minneapolis & St. Paul, Housing Finance
 Board, Single Family Mortgages,
 Phase VI, Series A, Callable 08/01/98
 @ 102 (RB)
  7.700%, 08/01/00                         170          177
Minneapolis & St. Paul, Metropolitan
 Airport Project, Callable 01/01/99
 @ 102 (RB) (AMT)
  7.800%, 01/01/11                       2,900        3,063
Minneapolis & St. Paul, Metropolitan
 Apartments Community, Series 8
 (RB) (AMT)
  5.750%, 01/01/00                       1,335        1,368
Minneapolis & St. Paul, Metropolitan
 Apartments Community, Series 10,
 Callable 01/01/03 @ 100 (RB)
  5.000%, 01/01/05                       1,000          989
Minneapolis & St. Paul, Metropolitan
 Apartments Community, Series 8,
 Callable 01/01/02 @ 100 (RB) (AMT)
  6.100%, 01/01/03                       1,500        1,569
  6.350%, 01/01/04                       2,500        2,634
Minneapolis, Community Development
 Agency (RB) (MBIA)
  7.000%, 03/01/01                       2,500        2,700
Minneapolis, Community Development
 Agency, Recreational Facility
 Improvements (RB) (MBIA)
   0.000%, 03/01/02                      5,000        3,937
Minneapolis, Health Care Facilities,
 Callable 11/15/03 @ 102 (RB) (MBIA)
  5.100%, 11/15/05                       1,000          987
Minneapolis, Health Care Facility, Fairview
 Hospital & Healthcare, Series A
 (RB) (MBIA)
  4.800%, 11/15/02                       1,000          987
Minneapolis, Hennepin Avenue, Series C,
 Pre-refunded @ 100 (GO)
  6.250%, 03/01/02 (B)                   1,000        1,061
  6.350%, 03/01/02 (B)                   1,200        1,279
Minneapolis, Abbott Northwestern,
 Pre-refunded @ 102 (RB)
  6.950%, 12/01/99 (B)                   1,000        1,079
Minneapolis, Callable 10/01/05 @ 100 (RB)
   0.000%, 10/01/12                      2,950          996
Minneapolis, Public Improvements,
 Escrowed to Maturity (GO)
  5.300%, 11/01/99                       1,500        1,537
Minneapolis, Series B,
 Callable 09/01/05 @ 100 (GO)
  5.050%, 03/01/06                       6,000        6,015
Minneapolis, Sales Tax,
 Callable 04/01/02 @ 102 (RB)
  6.150%, 10/01/05                       2,400        2,550
Minneapolis, School District #1
 (RB) (MLO) (AMBAC)
  5.300%, 02/01/02                       1,000        1,010
Minneapolis, School District #1,
 Callable 02/01/98 @ 100 (GO)
  6.200%, 02/01/01                       1,000        1,011
Minneapolis, School District #1, Series A,
 Callable 02/01/06 @ 100 (COP) (MBIA)
  5.900%, 02/01/11                       2,150        2,174
Minneapolis, School District #1, Series B,
 Callable 02/01/03 @ 100 (COP)
 (MLO) (AMBAC)
  5.400%, 02/01/04                       2,000        2,020
  5.500%, 02/01/05                       2,000        2,020
Minneapolis, Tax Increment,
 Pre-refunded @ 100 (GO)
  6.300%, 04/01/00 (B)                   1,000        1,046
Minnesota Higher Education Facilities
 Authority, University of St. Thomas,
 Series 3-C, Pre-refunded @ 101 (RB)
  7.125%, 09/01/00 (B)                   2,095        2,276
Minnesota Public Facilities Authority,
 Water Pollution Control, Series A (RB)
  6.250%, 03/01/00                       1,000        1,045
Minnesota Public Facilities Authority,
 Water Pollution Control, Series A,
 Pre-refunded @ 102 (RB)
  6.850%, 03/01/00 (B)                   1,000        1,078
  6.900%, 03/01/00 (B)                     500          539
Minnesota Public Facilities Authority,
 Water Pollution Control, Series B (RB)
  6.050%, 03/01/00                       1,000        1,040
Minnesota Public Facilities Authority,
 Water Pollution Control, Series B,
 Callable 03/01/01 @ 102 (RB)
  6.250%, 03/01/02                         500          532
  6.350%, 03/01/03                         500          534
Minnesota State Housing Finance Agency,
 Rental Housing, Series D (RB) (MBIA)
  5.150%, 08/01/04                         960          956
Minnesota State Housing Finance Agency,
 Rental Housing, Series D, Callable
 02/01/05 @ 102 (RB) (MBIA)
  5.450%, 08/01/07                       2,900        2,889
Minnesota State Housing Finance Agency,
 Rental Housing, Series D (RB) (MBIA)
  4.650%, 02/01/00                       1,935        1,928
  5.050%, 08/01/03                         960          958
Minnesota State Housing Finance Agency,
 Single Family Mortgages, Series D,
 Callable 01/01/04 @ 102 (RB) (AMBAC)
  4.800%, 07/01/04                       3,400        3,345
Minnesota State Housing Finance Agency,
 Single Family Mortgages, Series C,
 Callable 01/01/01 @ 102 (RB) (FHA/VA)
  6.600%, 07/01/02                         735          764
Minnesota State Housing Finance Agency,
 Single Family Mortgages, Series C
 (RB) (FHA)
  7.500%, 01/01/98                         360          366
  7.700%, 01/01/99                         390          404
Minnesota State Housing Finance Agency,
 Single Family Mortgages, Series D
 (RB) (AMBAC)
  4.500%, 07/01/01                       2,000        1,978
Minnesota State (GO)
  5.000%, 04/01/03                       1,000        1,009
Minnesota State,
 Pre-refunded @ 100 (GO)
  6.800%, 08/01/98 (B)                   3,790        3,923
  5.750%, 08/01/02 (B)                   5,000        5,213
Minnesota State, Series A (RB) (AMBAC)
  5.000%, 06/30/00                       4,000        4,035
Northern Minnesota Municipal Power
 Agency, Series A, Callable 01/01/03
 @ 102 (RB) (AMBAC)
  5.700%, 01/01/05                       2,500        2,584
Northern Minnesota Municipal Power
 Agency, Series A, Callable 01/01/99
 @ 102 (RB) (AMBAC)
  7.250%, 01/01/00                       1,700        1,804
Northern Minnesota Municipal Power
 Agency, Series A (RB) (AMBAC)
  5.500%, 01/01/03                       2,500        2,559
Northern Minnesota Municipal Power
 Agency, Series A, Callable 01/01/03
 @ 102 (RB) (AMBAC)
  5.600%, 01/01/04                       1,900        1,957
Northern Minnesota Municipal Power
 Agency, Series A, Callable 01/01/05
 @ 100 (RB) (AMBAC)
  5.900%, 01/01/07                       1,800        1,872
Northern Minnesota Municipal Power
 Agency, Series A, Callable 01/01/99
 @ 102 (RB) (MBIA)
  7.300%, 01/01/01                       3,835        4,065
Olmsted County, Housing &
 Redevelopment Authority,
 Pre-refunded @ 100 (RB) (MLO)
  7.000%, 02/01/01 (B)                   1,025        1,106
  7.000%, 02/01/01 (B)                   2,000        2,158
Olmsted County, Resource Recovery,
 Series A, Callable 02/01/02 @ 100 (RB)
  5.800%, 02/01/04                       1,850        1,919
Osseo, Independent School District #279,
 Callable 02/01/03 @ 100 (GO) (FGIC)
  5.400%, 02/01/05                       2,525        2,547
Osseo, Independent School District #279,
 Series B (GO)
  4.700%, 02/01/05                       1,000          970
  4.800%, 02/01/06                       1,000          971
Osseo, Independent School District,
 Series A, Callable 02/01/00 @ 100 (GO)
  5.500%, 02/01/01                       1,300        1,321
Pipestone, Industrial Development,
 Cargill Project (RB)
  5.000%, 09/01/00                       1,890        1,907
Plymouth, Health Facilities,
 Callable 06/01/04 @ 102 (RB) (CGIC)
  6.200%, 06/01/11                       1,360        1,420
Ramsey & Washington Counties, Resource
 Recovery, Northern State Power, Series A,
 Callable 12/01/97 @ 103 (RB)
  6.200%, 12/01/00                       1,000        1,040
Red Wing, Independent School
 District #256, Series A,
 Callable 02/01/03 @ 100 (GO)
  5.250%, 02/01/05                       1,010        1,014
Richfield, Independent School
 District #280 (GO) (FGIC)
  4.513%, 08/01/97                       8,330        8,101
Robbinsdale, North Memorial Medical
 Center, Series B (RB) (AMBAC)
  5.100%, 05/15/03                       1,000         1,010
Robbinsdale, North Memorial Medical
 Center, Series A, Callable 05/15/03
 @ 102 (RB) (AMBAC)
  5.150%, 05/15/04                       1,000        1,008
Robbinsdale, North Memorial Medical
 Center, Series A (RB) (AMBAC)
  5.100%, 05/15/03                       1,000        1,010
Robbinsdale, North Memorial Medical
 Center, Series B (RB) (AMBAC)
  5.000%, 05/15/02                       1,250        1,256
Rochester, Independent School
  District #535, Series A,
  Callable 02/01/00 @ 100 (GO)
  5.600%, 02/01/03                       1,500        1,532
Rochester, St. Mary's Hospital,
 Escrowed to Maturity (RB)
  5.750%, 10/01/07                       3,000        3,056
Rosemount, Independent School District,
 Series A, Callable 06/01/04 @ 100
  5.625%, 06/01/07                       1,400        1,432
Rosemount, Independent School District,
 Series B (GO)
  5.800%, 02/01/99                       2,000        2,045
Savage, Public Improvements (GO) (FGIC)
  5.200%, 02/01/05                       1,000        1,006
Savage, Public Improvements,
 Callable 02/01/06 @ 100 (GO) (FGIC)
  5.350%, 02/01/07                       1,000        1,006
  5.500%, 02/01/08                       1,000        1,013
South St. Paul, Housing & Redevelopment
 Authority, Single Family Mortgages,
 Callable 09/01/05 @ 100 (RB) (FNMA)
  5.100%, 09/01/07                       1,175        1,153
  4.500%, 09/01/11                         545          523
South Washington County, Independent
 School District #833, Callable 06/01/04
 @ 100 (GO) (FGIC)
  4.600%, 06/01/06                       1,000          964
South Washington County, Independent
 School District #833, Series A,
 Callable 06/01/04 @ 100 (GO) (FGIC)
  4.500%, 06/01/05                       1,000          963
Southern Minnesota Municipal Power
 Agency (RB) (MBIA)
  0.000%, 01/01/20                       3,500          914
Southern Minnesota Municipal Power
 Agency, Callable 01/01/03 @ 102
 (RB) (FGIC)
  5.000%, 01/01/06                       2,500        2,450
Southern Minnesota Municipal Power
 Agency, Power Supply Systems,
 Series A, Escrowed To Maturity (RB)
  5.300%, 01/01/01                         725          739
  5.400%, 01/01/02                         360          369
Southern Minnesota Municipal Power
 Agency, Power Supply Systems, Series B,
 Escrowed To Maturity (RB)
  5.300%, 01/01/01                       1,000        1,019
Southern Minnesota Municipal Power
 Agency, Power Supply Systems,
 Series A (RB) (FGIC)
  5.300%, 01/01/01                       1,275        1,294
Southern Minnesota Municipal Power
 Agency, Series A, Escrowed to Maturity,
 Callable 01/01/03 @ 102 (RB)
  5.600%, 01/01/04                         895          938
Southern Minnesota Municipal Power
 Agency, Series A (RB) (MBIA)
  0.000%, 01/01/21                       5,000        1,240
Southern Minnesota Municipal Power
 Agency, Series B (RB) (MBIA)
  4.850%, 01/01/07                       1,875        1,800
St. Cloud, Hospital Facility, St. Cloud
 Hospital, Series B, Pre-refunded @ 102
 (GO) (AMBAC)
  7.000%, 07/01/01 (B)                   3,000        3,308
St. Cloud, Law Enforcement Center,
 Callable 02/01/01 @ 100 (RB) (MLO)
  5.750%, 02/01/02                       1,000        1,020
St. Cloud, Water & Sewer, Series A (RB)
  6.000%, 08/01/02                       1,000        1,045
St. Louis Park, Health Care Facilities,
 Callable 07/01/03 @ 102 (RB) (AMBAC)
  4.600%, 07/01/05                       6,000        5,753
St. Louis Park, Health Care Facilities,
 Minnesota Health System, Series A,
 Escrowed to Maturity (RB) (AMBAC)
  4.300%, 07/01/00                       2,000        1,973
St. Louis Park, Health Care Facilities,
 Methodist Hospital, Series C,
 Pre-refunded @ 102 (RB) (AMBAC)
  7.150%, 07/01/00 (B)                   1,240        1,355
  7.200%, 07/01/00 (B)                   1,250        1,367
  7.250%, 07/01/00 (B)                   3,500        3,833
St. Louis Park, Housing & Redevelopment
 Authority, Single Family Mortgages,
 Callable 04/20/03 @ 100 (RB) (GNMA)
  6.500%, 10/20/03                         472          489
St. Louis Park, Independent School
 District #283, Callable 02/01/01 @ 100 (RB)
  5.900%, 02/01/04                       1,000        1,033
St. Paul, Housing & Redevelopment
 Authority, Callable 03/01/05 @ 102
 (RB) (FNMA)
  6.125%, 03/01/17                       1,210        1,213
St. Paul, Housing & Redevelopment
 Authority, Civic Center Project (RB)
  4.700%, 11/01/02                       1,420        1,408
St. Paul, Housing & Redevelopment
 Authority, Downtown & Seventh Place
 Project (RB) (AMBAC)
  4.850%, 09/01/01                       2,000        1,995
St. Paul, Housing & Redevelopment
 Authority, Downtown & Seventh Place
 Project, Callable 09/01/03 @ 101
 (RB) (AMBAC)
  5.200%, 09/01/04                       4,000        4,015
St. Paul, Housing & Redevelopment
 Authority, Downtown & Seventh Place
 Project, Callable 09/01/04 @ 100
 (RB) (AMBAC)
  5.350%, 09/01/07                       1,000        1,000
St. Paul, Housing & Redevelopment
 Authority, Series A, Pre-refunded
 @ 102 (RB)
  6.450%, 08/01/00 (B)                   1,000        1,071
St. Paul, Housing & Redevelopment
 Authority, St. Paul Heart & Lung Center,
 Mandatory Put @ 100 (RB)
  4.700%, 12/01/00 (C)                   3,075        3,063
St. Paul, Independent School District #625,
 Callable 01/01/00 @ 100 (GO) (MLO)
  6.800%, 01/01/02                         750          787
St. Paul, Independent School District #625,
 Callable 02/01/04 @ 100 (GO)
  5.800%, 02/01/07                       1,000        1,038
St. Paul, Independent School District #625,
 Callable 01/01/00 @ 100 (COP) (MLO)
  6.850%, 01/01/03                         750          793
St. Paul, Independent School District #625,
 Series C (COP) (MLO) (FSA)
  6.125%, 02/01/01                       1,100        1,151
St. Paul, Independent School District #625,
 Series C (COP) (MLO)
  5.850%, 02/01/07                       1,000        1,025
St. Paul, Independent School District #625,
 Series C (RB) (FSA)
  6.125%, 02/01/00                       1,025        1,070
St. Paul, Port Authority Energy Package,
 Tax Increment (RB) (FSA)
  5.000%, 02/01/08                       2,100        2,037
St. Paul, Port Authority Industrial
 Development, Escrowed To Maturity (RB)
  8.250%, 11/01/99                         320          334
St. Paul, Science Museum, Escrowed
 to Maturity (COP)
  7.500%, 12/15/01                         415          430
St. Paul, Series A,
 Callable 02/01/01 @ 100 (GO)
  5.250%, 02/01/03                       1,500        1,513
St. Paul, Sewer Revenue,
 Callable 06/01/03 @ 100 (RB) (AMBAC)
  5.350%, 12/01/04                       3,000        3,011
  5.450%, 12/01/05                       5,000        5,019
Stearns County, Housing & Redevelopment
 Authority, Callable 02/01/99 @ 102
 (RB) (MLO) (AMBAC)
  6.750%, 02/01/04                       1,665        1,750
Stillwater, Independent School District #834,
 Callable 02/01/99 @ 100 (GO) (FGIC)
  6.500%, 02/01/02                       1,500        1,547
  6.600%, 02/01/03                       2,000        2,060
Stillwater, Independent School District #834,
 Callable 02/01/02 @ 100 (GO) (FGIC)
  5.200%, 02/01/03                       2,500        2,531
Stillwater, Independent School District #834,
 Callable 02/01/99 @ 100 (GO)
 (MLO) (FGIC)
  6.750%, 02/01/08                       1,000        1,035
Minnesota State, Tax-Exempt Mortgage
 Trust, Series C (RB) (MLO) (NN)
  4.362%, 07/15/97 (A)                     146          144
Vadnais Heights, Single Family
 Mortgages (RB)
  5.500%, 11/01/04                       1,005        1,008
  6.000%, 11/01/09                         580          583
  5.600%, 05/01/10                       1,000          999
Washington County, Housing &
 Redevelopment Authority, Jail Facility (RB)
  6.400%, 02/01/00                       1,000        1,049
Washington County, Housing &
 Redevelopment Authority, Jail Facility,
 Callable 02/01/03 @ 100 (RB) (MBIA)
  5.400%, 02/01/08                       1,580        1,578
Washington County, Housing &
 Redevelopment Authority, Jail Facility,
 Pre-refunded @ 100 (RB)
  6.800%, 02/01/02 (B)                   1,500        1,626
Washington County, Housing &
 Redevelopment Authority, Jail Facility (RB)
  5.000%, 02/01/03                       2,755        2,769
Washington County, Housing &
 Redevelopment Authority, Jail Facility,
 Escrowed To Maturity (RB) (MLO)
  6.300%, 02/01/99                       1,000        1,034
Washington County, Housing &
 Redevelopment Authority, Jail Facility,
 Escrowed To Maturity (RB)
  6.500%, 02/01/01                       1,000        1,061


Description                   Par (000)/Shares   Value (000)
--------------------------------------------------------------------------------

Washington County, Raymie Johnson
 Apartments, Series C (GO) (FGIC)
  6.000%, 01/01/10                  $    1,340   $     1,379
West St. Paul, Independent School
 District #197 (GO) (MBIA)
  0.000%, 02/01/99                         930          856
  0.000%, 02/01/05                       2,000        1,320
Western Minnesota Municipal Power
 Agency, Series B (RB) (AMBAC)
  6.000%, 01/01/03                       1,500        1,581
Western Minnesota Municipal Power
 Agency, Callable 01/01/03 @ 100
 (RB) (AMBAC)
  6.500%, 01/01/04                       1,980        2,106
Willmar, Independent School District #347,
 Series C, Callable 02/01/02 @ 100
 (GO) (AMBAC)
  6.150%, 02/01/09                       1,000        1,033
Wright County, Series C, Pre-refunded
 @ 100 (GO) (AMT) (FSA)
  6.800%, 12/01/99 (B)                     500          527
  6.950%, 12/01/99 (B)                     500          529
                                               ------------
                                                    293,748
                                               ------------
PUERTO RICO--0.1%
Puerto Rico, Housing Finance Agency,
 Single Family Mortgages, Portfolio 1,
 Series B (RB) (GNMA)
  6.800%, 10/15/99                         330          347
                                               ------------
VIRGIN ISLANDS--0.2%
Virgin Islands, Callable 10/01/03 @ 100
 (RB) (GOVI)
  7.750%, 10/01/06                         390          419
                                               ------------
Total Municipal Bonds
 (Cost $290,021)                                    294,514
                                               ------------
MONEY MARKET FUND--1.1%
Federated Minnesota
 Municipal Cash Trust                3,359,845        3,360
                                               ------------
Total Money Market Fund
 (Cost $3,360)                                        3,360
                                               ------------
Total Investments--99.5%
 (Cost $293,381)                                    297,874
                                               ------------
Other Assets and Liabilities, Net--0.5%               1,462
                                               ============

NET ASSETS:
Portfolio shares--Institutional Class
 ($.0001 par value--2 billion authorized)
 based on 29,732,790 outstanding shares        $    287,525
Portfolio shares--Retail Class A
 ($.0001 par value--2 billion authorized)
 based on 709,577 outstanding shares                  7,006
Distributions in excess of net investment income         (2)
Accumulated net realized gain on investments            314
Net unrealized appreciation of investments            4,493
                                               ------------
Total Net Assets--100.0%                       $    299,336
                                               ============
Net asset value, offering price, and redemption
 price per share--Institutional Class          $       9.83
                                               ============
Net asset value and redemption price per
 share--Retail Class A                         $       9.86
Maximum sales charge of 3.00% (1)                      0.30
                                               ============
Offering price per share--Retail Class A       $      10.16
                                               ============

(1) The offer price is calculated by dividing the net asset value by 1 minus the maximum sales charge of 3.00%.
(A) Variable Rate Security--the rate reported on the Statement of Net Assets is the rate in effect as of March 31, 1997. The date shown is the next reset date.
(B) Pre-refunded Security--the pre-refunded date is shown as the maturity date on the Statement of Net Assets.
(C) Mandatory Put Security--the mandatory put date is shown as the maturity date on the Statement of Net Assets.

   AMBAC--American Municipal Bond Assurance Corporation
   AMT--Alternative Minimum Tax
   CFC--National Rural Utilities Cooperative Financing Corporation
   CGIC--Capital Guaranty Insurance Company
   COP--Certificate of Participation
   FGIC--Federal Guaranty Insurance Corporation
   FHA--Federal Housing Authority
   FNMA--Federal National Mortgage Association
   FSA--Financial Security Assurance
   GNMA--Government National Mortgage Association
   GO--General Obligation
   GOVI--General Obligation of U.S. Virgin Islands
   MBIA--Municipal Bond Insurance Association
   MLO--Municipal Lease Obligation
   NN--Northwestern National
   RB--Revenue Bond
   ST--Backed by State Funds
   VA--Veterans Administration

The accompanying notes are an integral part of the financial statements.


COLORADO INTERMEDIATE TAX FREE FUND
Description                           Par (000)  Value (000)
--------------------------------------------------------------------------------

MUNICIPAL BONDS--93.6%
COLORADO--93.6%
Adams County, School District #12,
 Callable 12/15/03 @ 100 (GO) (FGIC)
  6.200%, 12/15/08                  $      455   $      481
Adams County, School District #14
 (GO) (FSA)
  4.750%, 12/01/04 (D)                     500          492
Adams County, School District #50 (GO)
  5.125%, 12/01/00                       1,000        1,014
Arapahoe County, Cherry Creek School
 District #5, Callable 12/15/00 @ 101 (GO)
  6.800%, 12/15/01                       1,000        1,077
Arapahoe County, Cherry Creek School
 District #5, Callable 12/15/03 @ 100
 (GO) (STAID)
  5.250%, 12/15/04                         500          507
Arapahoe County, Littleton School
 District #6, Callable 12/01/06 @ 102
 (GO) (STAID)
  5.250%, 12/01/10                       1,000          982
Aurora, Callable 12/01/04 @ 101
 (COP) (MLO)
  6.000%, 12/01/06                       1,000        1,016
Aurora, Community College Project
 (RB) (MLO) (CLE)
  5.750%, 10/15/04                         500          517
Boulder County, Sales & Use Tax
 (RB) (FGIC)
  5.750%, 12/15/05                       1,000        1,034
Boulder Valley, School District #R-2,
 Callable 10/15/01 @ 100 (GO)
  5.900%, 10/15/02                         500          519
  5.900%, 10/15/03                         500          518
Boulder Valley, School District,
 Callable 12/01/04 @ 101 (GO) (STAID)
  5.950%, 12/01/07                       1,000        1,047
Boulder, Larimer, & Weld Counties, Vrain
 Valley School District, Callable 12/15/04
 @ 100 (GO) (MBIA)
  5.800%, 12/15/07                         500          521
Boulder, Larimer, & Weld Counties,
 Vrain Valley School District,
 Pre-refunded @ 101 (GO)
  7.200%, 12/15/99 (B)                     500          537
Boulder, Urban Renewal Tax Allocation
 (RB) (MBIA)
  5.700%, 03/01/00                       1,250        1,281
Brighton, Callable 12/01/01 @ 101
 (GO) (MBIA)
  6.350%, 12/01/05                         500          529
Broomfield, Callable 05/01/97 @ 101 (GO)
  7.600%, 11/01/03                       1,000        1,012
Centennial Water & Sanitation, Series A,
 Callable 06/01/97 @ 101.5 (GO) (SWB)
  4.750%, 12/01/97                         500          502
Colorado Springs, Memorial Hospital,
 Callable 12/15/05 @ 102 (RB) (MBIA)
  6.000%, 12/15/15                         500          507
Colorado Springs, Series A, Callable
 11/15/01 @ 102 (RB)
  6.625%, 11/15/04                       1,000        1,079
  6.500%, 11/15/15                         995        1,066
Colorado State Board of Agriculture,
 Fort Lewis College (RB) (FGIC)
  6.000%, 10/01/02                         250          262
Colorado State Housing Finance Authority,
 Multi-Family Housing, Series A (RB) (FHA)
  5.125%, 10/01/03                         570          561
Colorado State Housing Finance Authority,
 Single Family Mortgages, Series B-1
 (RB) (AMT)
  5.875%, 06/01/11                         860          870
Colorado State Student Obligations
 Board Authority (RB)
  4.800%, 12/01/99                         500          502
Colorado State Student Obligations
 Board Authority, Series C (RB)
  4.400%, 03/01/00                         600          591
Colorado State Water Resource & Power
 Development Authority, Callable 09/01/02
 @ 101 (RB) (FSA)
  5.900%, 09/01/03                         250          264
Colorado State Water Resource & Power
 Development Authority, Clean Water
 Project, Callable 09/01/02 @ 102 (RB)
  5.800%, 09/01/06                       1,000        1,050
Colorado State Water Resource & Power
 Development Authority (RB) (AMBAC)
  5.500%, 09/01/04                       1,000        1,035
Denver, City & County Airport, Series C,
 Mandatory Put @ 100 (RB) (ST)
  6.000%, 04/01/97 (C)                   1,650        1,661
Denver, City & County Airport, Series D
 (RB) (MORG) (AMT)
  3.600%, 04/02/97 (A)                     500          500
Denver, City & County Water, Callable
 09/01/01 @ 100 (RB)
  5.250%, 09/01/07                         500          500
Douglas & Elbert Counties, School District #1,
 Callable 12/15/04 @ 101 (GO)
 (MBIA) (STAID)
  6.400%, 12/15/11                       1,000        1,094
Eagle, Garfield, & Routt Counties, School
 District #50 J, Callable 12/01/04 @ 102
 (GO) (FGIC) (STAID)
  6.125%, 12/01/09                       1,290        1,353
El Paso County, School District #2
 Harrison (GO)
  7.050%, 12/01/04                       1,000        1,106
El Paso County, School District #20
 (COP) (MLO)
  6.100%, 12/01/99                         250          257
El Paso County, School District #20,
 Series A (GO)
  6.100%, 12/15/05                         500          527
Fort Collins, Callable 12/01/02 @ 101 (GO)
  6.400%, 12/01/09                         575          604
Fort Collins, Wastewater, Callable
 12/01/05 @ 100 (RB) (FGIC)
  5.250%, 12/01/07                       1,000        1,001
Garfield, Pitkin, & Eagle Counties,
 School District #1 (GO) (MBIA)
  6.000%, 12/15/04                       1,000        1,062
Jefferson County, Industrial Development
 Authority (RB)
  6.625%, 09/01/01                         250          267
Jefferson County, Metropolitan Y.M.C.A.,
 Callable 08/01/04 @ 100 (RB)
  7.500%, 08/01/08                       1,000        1,020
Jefferson County, School District #R-1,
 Callable 12/15/02 @ 101 (GO)
 (AMBAC) (STAID)
  5.900%, 12/15/04                       1,045        1,097
La Plata County, School District #9
 Durango, Callable 11/01/02 @ 101
 (GO) (FGIC) (STAID)
  6.200%, 11/01/05                       1,000        1,064
Larimer County, School District #R-1
 Poudre (GO)
  5.400%, 12/15/04                         750          748
Larimer County, School District #R-1
 Poudre, Callable 12/15/02 @ 101 (GO) (MBIA)
  6.150%, 12/15/16                       1,000        1,031
Larimer, Weld, & Boulder Counties,
 School District #R-2 Thompson,
 Callable 12/15/04 @ 100 (GO)
  5.900%, 12/15/06                       1,000        1,034
Louisville, Callable 06/01/98 @ 101
 (GO) (FGIC)
  7.200%, 12/01/04                         465          481
Moffat County, Pollution Control
 (RB) (AMBAC)
  5.500%, 11/01/05                       1,000        1,025
Platte River Power Authority,
 Series BB (RB)
  5.500%, 06/01/02                         500          514
Pueblo (GO) (MBIA)
  6.000%, 05/01/00                         500          521


Description                    Par (000)/Shares  Value (000)
--------------------------------------------------------------------------------

Pueblo County, Single Family Mortgages,
 Callable 11/01/04 @ 102 (RB)
 (FNMA/GNMA)
  6.400%, 11/01/13                  $    1,100   $    1,106
Pueblo, Urban Renewal Authority,
 Callable 12/01/03 @ 101 (RB) (AMBAC)
  5.800%, 12/01/09                         840          854
Regional Transit District (RB)
  5.750%, 11/01/01                       1,500        1,560
South Suburban Park & Recreation
 District (GO) (MBIA)
   0.000%, 12/15/01                      1,000          791
Stonegate Village Metropolitan District,
 Callable 12/01/02 @ 100 (GO)
  6.300%, 12/01/04                         500          533
Summit County, School District #R-1,
 Pre-refunded @ 100 (GO) (FGIC)
  6.450%, 12/01/04 (B)                   1,250        1,366
Thornton (GO) (FGIC)
  5.600%, 12/01/02                       1,000        1,038
Thornton, Callable 12/01/02 @ 101
 (GO) (FGIC)
  5.650%, 12/01/03                       1,000        1,040
University of Colorado,
 Callable 06/01/99 @ 101 (RB)
  6.800%, 06/01/02                         300          315
Westminster, Sales & Use Tax,
 Callable 12/01/07 @ 101 (RB) (FGIC)
  5.250%, 12/01/11 (D)                     500          485
Westminster, Water & Wastewater Utility
 Enterprise, Callable 10/01/04 @ 100
 (RB) (AMBAC)
  5.800%, 12/01/05                       1,000        1,046
                                               ------------
                                                     49,974
                                               ------------
Total Municipal Bonds
 (Cost $48,614)                                      49,974
                                               ------------
MONEY MARKET FUNDS--5.3%
Federated Minnesota
 Municipal Cash Trust                  500,000          500
Federated Tax Free Money Market      2,310,952        2,311
                                               ------------
Total Money Market Funds
 (Cost $2,811)                                        2,811
                                               ------------
Total Investments--98.9%
 (Cost $51,425)                                      52,785
                                               ------------
Other Assets and Liabilities, Net--1.1%                 593
                                               ============

NET ASSETS:
Portfolio shares--Institutional Class
 ($.0001 par value--2 billion authorized)
 based on 4,793,929 outstanding shares          $    48,173
Portfolio shares--Retail Class A
 ($.0001 par value--2 billion authorized)
 based on 365,981 outstanding shares                  3,799
Distributions in excess of net investment income         (8)
Accumulated net realized gain on investments             54
Net unrealized appreciation of investments            1,360
                                               ------------
Total Net Assets--100.0%                       $     53,378
                                               ============
Net asset value, offering price, and
 redemption price per share--
 Institutional Class                           $      10.34
                                               ============
Net asset value and redemption price
 per share--Retail Class A                     $      10.35
Maximum sales charge of 3.00% (1)                      0.32
                                               ============
Offering price per share--Retail Class A       $      10.67
                                               ============

(1) The offer price is calculated by dividing the net asset value by 1 minus the maximum sales charge of 3.00%.
(A) Variable Rate Security--the rate reported on the Statement of Net Assets is the rate in effect as of March 31, 1997. The date shown is the next reset date.
(B) Pre-refunded Security--the pre-refunded date is shown as the maturity date on the Statement of Net Assets.
(C) Mandatory Put Security--the mandatory put date is shown as the maturity date on the Statement of Net Assets.
(D) At March 31, 1997, the cost of securities purchased on a when-issued basis was $496,755 for Adams County School District #14 and $494,925 for Westminster Sales and Use Tax.

   AMBAC--American Municipal Bond Assurance Corporation
   AMT--Alternative Minimum Tax
   CLE--College Construction Loan Insurance Association
   COP--Certificates of Participation
   FGIC--Financial Guaranty Insurance Corporation
   FHA--Federal Housing Authority
   FNMA--Federal National Mortgage Association
   FSA--Financial Security Assurance
   GNMA--Government National Mortgage Association
   GO--General Obligation
   MBIA--Municipal Bond Insurance Association
   MLO--Municipal Lease Obligation
   MORG--Morgan Company
   RB--Revenue Bond
   ST--Sumitomo Trust
   STAID--State Aid Withholding
   SWB--Swiss Bank

The accompanying notes are an integral part of the financial statements.


ASSET ALLOCATION FUND
Description                             Shares   Value (000)
--------------------------------------------------------------------------------

COMMON STOCKS--36.1%
AEROSPACE & DEFENSE--0.2%
Lockheed Martin                          1,404   $      118
Raytheon                                 1,700           77
                                               ------------
                                                        195
                                               ------------
AGRICULTURE--0.0%
Pioneer Hi-Bred International              600           38
                                               ------------
AIR TRANSPORTATION--0.2%
AMR*                                       700           58
Delta Air Lines                            500           42
Federal Express*                           800           42
Southwest Airlines                       1,100           24
U.S. Air Group*                            500           12
                                               ------------
                                                        178
                                               ------------
AIRCRAFT--0.6%
Allied Signal                            2,100          150
Boeing                                   2,596          256
General Dynamics                           500           34
McDonnell Douglas                        1,500           91
Northrop                                   400           30
Textron                                    600           63
United Technologies                      1,800          135
                                               ------------
                                                        759
                                               ------------
APPAREL/TEXTILES--0.1%
Fruit of the Loom*                         600           25
Liz Claiborne                              500           22
Russell                                    300           11
Springs Industries, Cl A                   100            4
V.F.                                       500           33
                                               ------------
                                                         95
                                               ------------
AUTOMOTIVE--0.8%
Chrysler                                 5,300          159
Dana                                       700           23
Eaton                                      600           43
Echlin                                     500           17
Fleetwood Enterprises                      300            7
Ford Motor                               8,600          270
General Motors                           5,500          305
Navistar International*                    500            5
Paccar                                     300           20
TRW                                        900           47
                                               ------------
                                                        896
                                               ------------
BANKS--3.0%
Banc One                                 3,077          122
Bank of Boston                           1,100           74
Bank of New York                         2,900          107
BankAmerica                              2,600          262
Bankers Trust New York                     600           49
Barnett Banks                            1,400           65
Chase Manhattan                          3,208          300
Citicorp                                 3,400          368
Comerica                                   800           45
CoreStates Financial                     1,600           76
Fifth Third Bancorp                        800           62
First Bank System                        1,000           73
First Chicago NBD                        2,353          127
First Union                              2,120          172
Fleet Financial Group                    1,894          108
Golden West Financial                      400           25
Great Western Financial                  1,000           40
H.F. Ahmanson                              800           29
J.P. Morgan                              1,400          138
KeyCorp                                  1,600           78
MBNA                                     2,400           67
Mellon Bank                                900           65
National City                            1,600           75
NationsBank                              5,656          313
Norwest                                  2,700          125
PNC Bank                                 2,500          100
Republic New York                          400           35
Suntrust Banks                           1,600           74
U.S. Bancorp                             1,100           59
Wachovia                                 1,200           65
Wells Fargo                                699          199
                                               ------------
                                                      3,497
                                               ------------
BEAUTY PRODUCTS--0.7%
Alberto-Culver, Cl B                       400           10
Avon Products                            1,000           52
Colgate-Palmolive                        1,100          110
Ecolab                                     500           19
International Flavors & Fragrances         800           35
Procter & Gamble                         5,000          575
                                               ------------
                                                        801
                                               ------------
BROADCASTING, NEWSPAPERS & ADVERTISING--0.2%
Comcast, Cl A                            2,400           40
Interpublic Group                          600           32
Tele-Communications, Cl A*               4,800           58
Viacom, Cl B*                            2,592           86
                                               ------------
                                                        216
                                               ------------
BUILDING & CONSTRUCTION--0.1%
Centex                                     200            7
Fluor                                      600           31
Foster Wheeler                             300           11
Halliburton                                900           61
Kaufman & Broad Home                       300            4
Owens Corning                              400           16
Pulte                                      200            6
                                               ------------
                                                        136
                                               ------------
CHEMICALS--1.0%
Air Products & Chemicals                   800           54
Dow Chemical                             1,800          144
E.I. du Pont de Nemours                  4,100          435
Eastman Chemical                           600           32
FMC*                                       300           18
Great Lakes Chemical                       500           23
Hercules                                   700           30
Monsanto                                 4,300          164
Morton International                     1,000           42
Nalco Chemical                             500           19
Praxair                                  1,100           49
Rohm & Haas                                500           37
Union Carbide                              900           40
W.R. Grace                                 600           28
                                               ------------
                                                      1,115
                                               ------------
COMMUNICATIONS EQUIPMENT--0.5%
Andrew*                                    675           24
DSC Communications*                        900           19
General Instrument*                      1,000           23
General Signal                             400           16
Harris                                     300           23
ITT Industries                             900           20
Motorola                                 4,300          260
Northern Telecom                         1,900          124
Scientific-Atlanta                         600            9
Tellabs*                                 1,300           47
                                               ------------
                                                        565
                                               ------------
COMPUTERS & SERVICES--1.3%
Amdahl*                                    900            8
Apple Computer*                            900           16
Bay Networks*                            1,400           25
Cabletron Systems*                       1,100           32
Ceridian*                                  500           18
Compaq Computer*                         2,000          153
Data General*                              300            5
Dell Computer*                           1,300           88
Digital Equipment*                       1,100           30
EMC*                                     1,700           60
Hewlett Packard                          7,400          394
IBM                                      3,800          522
Intergraph*                                300            2
Pitney Bowes                             1,100           65
Seagate Technology*                      1,800           81
Silicon Graphics*                        1,288           25
Tandem Computers*                          900           11
Tandy                                      400           20
Unisys*                                  1,300            8
                                               ------------
                                                      1,563
                                               ------------
CONSUMER PRODUCTS--0.0%
Stride Rite                                400            6
Tupperware                                 500           17
                                               ------------
                                                         23
                                               ------------
CONTAINERS & PACKAGING--0.1%
Ball                                       200            5
Crown Cork & Seal                          900           46
Newell                                   1,200           40
                                               ------------
                                                         91
                                               ------------
DRUGS--3.1%
Abbott Laboratories                      5,700          320
Allergan                                   500           15
Alza, Cl A*                                600           16
American Home Products                   4,700          282
Amgen*                                   1,900          106
Bristol-Myers Squibb                     7,600          448
Eli Lilly                                4,044          333
Johnson & Johnson                        9,700          513
Merck                                    8,800          741
Pfizer                                   4,700          395
Pharmacia & Upjohn                       3,725          136
Schering Plough                          2,700          196
Warner Lambert                           2,000          173
                                               ------------
                                                      3,674
                                               ------------
ELECTRICAL SERVICES--1.0%
American Electric Power                  1,400           58
Baltimore Gas & Electric                 1,100           29
Carolina Power & Light                   1,100           40
Central & South West                     1,500           32
Cinergy                                  1,111           38
Consolidated Edison New York             1,700           51
Dominion Resources of Virginia           1,300           47
DTE Energy                               1,100           30
Duke Power                               1,500           66
Edison International                     3,200           72
Entergy                                  1,700           42
FPL Group                                1,300           57
GPU                                        900           29
Houston Industries                       1,700           35
Niagara Mohawk Power*                    1,100            9
Northern States Power                      500           24
Ohio Edison                              1,100           23
Pacificorp                               2,200           47
PECO Energy                              1,600           33
PG&E                                     3,000           70
PP&L Resources                           1,200           24
Public Service Enterprise Group          1,700           45
Raychem                                    300           25
Southern                                 4,900          104
Texas Utilities                          1,600           55
Thomas & Betts                             400           17
Unicom                                   1,600           31
Union Electric                             700           26
                                               ------------
                                                      1,159
                                               ------------
ENTERTAINMENT--0.3%
Harrah's Entertainment*                    750           13
King World Productions*                    300           11
Walt Disney                              4,900          358
                                               ------------
                                                        382
                                               ------------
ENVIRONMENTAL SERVICES--0.2%
Browning Ferris Industries               1,600           46
Laidlaw, Cl B                            2,300           32
WMX Technologies                         3,500          107
                                               ------------
                                                        185
                                               ------------
FINANCIAL SERVICES--1.0%
American Express                         3,500          210
Beneficial                                 400           26
Dean Witter Discover                     2,392           83
FHLMC                                    5,200          142
FNMA                                     8,000          289
Green Tree Financial                     1,000           34
H & R Block                                800           23
Household International                    700           60
ITT Hartford Group                         900           65
Merrill Lynch                            1,200          103
Morgan Stanley Group                     1,100           65
Salomon                                    800           40
Transamerica                               485           43
                                               ------------
                                                      1,183
                                               ------------
FOOD, BEVERAGE & TOBACCO--3.2%
Adolph Coors, Cl B                         300            6
American Brands                          1,200           61
Anheuser Busch                           3,600          152
Archer Daniels Midland                   3,937           70
Brown Forman, Cl B                         500           24
Campbell Soup                            3,400          158
Coca Cola                               18,100        1,011
ConAgra                                  1,800           98
CPC International                        1,000           82
General Mills                            1,100           68
H.J. Heinz                               2,650          105
Hershey Foods                            1,100           55
Kellogg                                  1,500          101
PepsiCo                                 11,300          369
Philip Morris                            5,900          673
Quaker Oats                              1,000           36
Ralston-Ralston Purina Group               800           62
Sara Lee                                 3,500          142
Seagram                                  2,700          103
Unilever                                 1,200          223
UST                                      1,400           39
Whitman                                    800           20
William Wrigley Jr.                        800           47
                                               ------------
                                                      3,705
                                               ------------
GAS/NATURAL GAS--0.3%
Coastal                                    800           38
Columbia Gas Systems                       400           23
Consolidated Natural Gas                   700           35
Eastern Enterprises                        100            3
Enron                                    1,900           72
Nicor                                      400           13
Noram Energy                             1,100           16
Oneok                                      200            5
Pacific Enterprises                        600           18
PanEnergy                                1,100           47
Peoples Energy                             300           10
Sonat                                      600           33
Williams                                 1,100           49
                                               ------------
                                                        362
                                               ------------
GLASS PRODUCTS--0.1%
Corning                                  1,700           75
                                               ------------
HOME APPLIANCES--0.2%
Maytag                                     700           14
National Service Industries                300           12
PPG Industries                           1,300           70
Sherwin Williams                         1,200           32
Snap-On Tools                              400           16
Stanley Works                              600           23
Whirlpool                                  500           24
                                               ------------
                                                        191
                                               ------------
HOTELS & LODGING--0.1%
HFS*                                       900           53
Hilton Hotels                            1,800           44
Marriott International                     900           45
                                               ------------
                                                        142
                                               ------------
HOUSEHOLD FURNITURE & FIXTURES--0.0%
Masco                                    1,200           43
                                               ------------
HOUSEHOLD PRODUCTS--0.3%
Clorox                                     400           45
Gillette                                 4,000          291
                                               ------------
                                                        336
                                               ------------
INSURANCE--1.6%
Aetna                                    1,081           93
Allstate                                 3,290          195
American General                         1,500           61
American International Group             3,425          402
Aon                                        800           49
Chubb                                    1,300           70
Cigna                                      500           73
Conseco                                  1,200           43
General Re                                 600           95
Jefferson-Pilot                            550           30
Lincoln National                           800           43
Loews                                      800           71
Marsh & McLennan                           500           57
MBIA                                       300           29
MGIC Investment                            400           28
Providian                                  700           37
Safeco                                     900           36
St. Paul                                   600           39
Torchmark                                  500           28
Travelers                                4,635          222
U.S. Life                                  250           12
United Healthcare                        1,300           62
Unum                                       500           37
USF&G                                      800           17
                                               ------------
                                                      1,829
                                               ------------
JEWELRY, PRECIOUS METALS--0.0%
Jostens                                    300            7
                                               ------------
LEISURE--0.0%
Brunswick                                  700           19
                                               ------------
LUMBER & WOOD PRODUCTS--0.0%
Louisiana-Pacific                          800           17
                                               ------------
MACHINERY--1.7%
Applied Materials*                       1,300           60
Baker Hughes                             1,100           42
Black & Decker                             600           19
Briggs & Stratton                          200            9
Case                                       500           25
Caterpillar                              1,400          112
Cincinnati Milacron                        300            6
Crane                                      350           11
Cummins Engine                             300           15
Deere                                    1,900           83
Dover                                      800           42
Dresser Industries                       1,300           39
Emerson Electric                         3,200          144
General Electric                        12,000        1,191
Giddings & Lewis                           200            3
Harnischfeger Industries                   400           19
Ingersoll Rand                             800           35
McDermott International                    400            9
Nacco Industries, Cl A                     105            5
Pall                                       900           21
Parker Hannifin                            500           21
Tenneco                                  1,200           47
Timken                                     200           11
Trinova                                    200            7
Tyco International                       1,200           66
                                               ------------
                                                      2,042
                                               ------------
MEASURING DEVICES--0.1%
Honeywell                                  900           61
Johnson Controls                           300           24
Millipore                                  300           13
Perkin Elmer                               300           19
Tektronix                                  200           10
Thermo Electron*                         1,100           34
                                               ------------
                                                        161
                                               ------------
MEDICAL PRODUCTS & SERVICES--0.6%
Bausch & Lomb                              400           16
Baxter International                     2,000           86
Becton Dickinson                           900           41
Beverly Enterprises*                       700           10
Biomet                                     800           14
Boston Scientific*                       1,300           80
C.R. Bard                                  400           11
Columbia/HCA Healthcare                  4,905          165
Guidant                                    500           31
Healthsouth Rehabilitation*              2,400           46
Humana*                                  1,200           26
Mallinckrodt                               500           21
Manor Care                                 500           12
Medtronic                                1,700          106
St. Jude Medical                           550           18
Tenet Healthcare*                        2,200           54
United States Surgical                     500           15
                                               ------------
                                                        752
                                               ------------
METALS & MINING--0.1%
Cyprus AMAX Minerals                       650           15
Freeport-McMoran Copper & Gold, Cl B     1,400           43
                                               ------------
                                                         58
                                               ------------
MISCELLANEOUS BUSINESS SERVICES--1.5%
3Com*                                    1,300           43
Autodesk                                   300            9
Automatic Data Processing                2,100           88
Cisco Systems*                           4,700          226
Computer Associates International        2,675          104
Computer Sciences*                         600           37
CUC International*                       2,850           64
First Data                               3,300          112
Microsoft*                               8,700          798
Novell*                                  2,500           24
Oracle*                                  4,750          183
Safety-Kleen                               400            6
Shared Medical Systems                     200            9
Sun Microsystems*                        2,700           78
                                               ------------
                                                      1,781
                                               ------------
MISCELLANEOUS CONSUMER SERVICES--0.0%
Service International                    1,700           51
                                               ------------
MULTI-INDUSTRY--0.3%
ITT*                                       900           53
Minnesota Mining & Manufacturing         3,000          254
                                               ------------
                                                        307
                                               ------------
OFFICE PRODUCTS & SUPPLIES--0.0%
Ikon Office Solutions                    1,000           34
                                               ------------
OIL-DOMESTIC--0.4%
Ashland Oil                                500           20
Atlantic Richfield                       1,200          162
Kerr-McGee                                 400           25
Louisiana Land & Exploration               300           14
Pennzoil                                   300           16
Phillips Petroleum                       1,900           78
Sun                                        492           13
Unocal                                   1,800           69
USX-Marathon Group                       2,100           59
                                               ------------
                                                        456
                                               ------------
OIL-INTERNATIONAL--2.7%
Amerada Hess                               700           37
Amoco                                    3,600          312
Chevron                                  4,800          334
Exxon                                    9,100          981
Mobil                                    2,900          379
Royal Dutch Petroleum                    3,900          683
Schlumberger                             1,800          193
Texaco                                   1,900          208
                                               ------------
                                                      3,127
                                               ------------
PAPER & PAPER PRODUCTS--0.5%
Avery Dennison                             800           31
Bemis                                      400           16
Boise Cascade                              400           12
Champion International                     700           32
Georgia Pacific                            700           51
International Paper                      2,200           86
James River                                600           17
Kimberly Clark                           2,016          200
Mead                                       400           21
Potlatch                                   200            8
Stone Container                            700            8
Temple Inland                              400           21
Union Camp                                 500           24
Westvaco                                   700           18
Weyerhaeuser                             1,400           62
Willamette Industries                      400           25
                                               ------------
                                                        632
                                               ------------
PETROLEUM & FUEL PRODUCTS--0.2%
Burlington Resources                       900           38
Enserch                                    500           10
Helmerich & Payne                          200            9
Occidental Petroleum                     2,400           59
Oryx Energy*                               800           15
Rowan*                                     600           14
Santa Fe Energy Resources*                 700           10
Union Pacific Resources Group            1,786           48
Western Atlas*                             400           24
                                               ------------
                                                        227
                                               ------------
PHOTOGRAPHIC EQUIPMENT & SUPPLIES--0.3%
Eastman Kodak                            2,400          182
Polaroid                                   300           12
Xerox                                    2,400          137
                                               ------------
                                                        331
                                               ------------
PRECIOUS METALS--0.1%
Barrick Gold                             2,600           62
Battle Mountain Gold                     1,600           11
Echo Bay Mines                           1,000            7
Homestake Mining                         1,100           17
Newmont Mining                             722           28
Placer Dome Group                        1,700           31
Santa Fe Pacific Gold                    1,000           17
                                               ------------
                                                        173
                                               ------------
PRINTING & PUBLISHING--0.5%
American Greetings, Cl A                   500           16
Deluxe                                     600           19
Dow Jones                                  700           28
Gannett                                  1,000           86
John H. Harland                            200            5
Knight-Ridder                              700           28
McGraw-Hill                                700           36
Meredith                                   400            9
Moore                                      700           14
New York Times, Cl A                       700           31
R.R. Donnelley & Sons                    1,100           38
Time Warner                              4,100          177
Times Mirror, Cl A                         700           38
Tribune                                    900           36
                                               ------------
                                                        561
                                               ------------
PROFESSIONAL SERVICES--0.1%
Cognizant                                1,200           35
Dun & Bradstreet                         1,200           30
EG&G                                       300            6
                                               ------------
                                                         71
                                               ------------
RAILROADS--0.3%
Burlington Northern Santa Fe             1,143           85
Conrail                                    601           68
CSX                                      1,600           74
Norfolk Southern                           900           77
Union Pacific                            1,800          102
                                               ------------
                                                        406
                                               ------------
REPAIR SERVICES--0.0%
Ryder System                               600           18
                                               ------------
RETAIL--2.0%
Albertson's                              1,800           61
American Stores                          1,100           49
Autozone*                                1,100           25
Charming Shoppes*                          800            4
Circuit City Stores                        700           23
Costco*                                  1,500           41
CVS                                        800           37
Darden Restaurants                       1,200            9
Dayton Hudson                            1,600           67
Dillard Department Stores, Cl A            800           25
Federated Department Stores*             1,500           49
Gap                                      2,100           70
Giant Food, Cl A                           400           13
Great Atlantic & Pacific Tea               300            8
Harcourt General                           500           23
Hasbro                                     900           25
Home Depot                               3,533          189
J.C. Penney                              1,900           90
Kmart*                                   3,500           42
Kroger*                                    900           46
Limited                                  1,946           36
Longs Drug Stores                          300            7
Lowe's                                   1,300           49
Mattel                                   1,968           47
May Department Stores                    1,800           82
McDonald's                               5,100          241
Mercantile Stores                          300           14
Nordstrom                                  600           23
Pep Boys-Manny, Moe & Jack                 500           15
Rite Aid                                   900           38
Sears Roebuck                            2,900          146
TJX                                        600           26
Toys "R" Us*                             2,100           59
Wal-Mart Stores                         16,700          466
Walgreen                                 1,800           75
Wendy's International                      900           19
Winn Dixie Stores                        1,100           36
Woolworth*                               1,000           23
                                               ------------
                                                      2,298
                                               ------------
RUBBER & PLASTIC--0.3%
Armstrong World Industries                 300           19
B.F. Goodrich                              400           15
Cooper Tire & Rubber                       600           11
Goodyear Tire & Rubber                   1,100           57
Illinois Tool Works                        900           73
Nike, Cl B                               2,100          130
Reebok International                       400           18
Rubbermaid                               1,100           27
                                               ------------
                                                        350
                                               ------------
SEMI-CONDUCTORS/INSTRUMENTS--1.1%
Advanced Micro Devices*                  1,000           42
AMP                                      1,600           55
Intel                                    6,000          835
LSI Logic*                                 900           31
Micron Technology                        1,500           61
National Semiconductor*                  1,000           28
Rockwell International                   1,600          104
Texas Instruments                        1,400          105
                                               ------------
                                                      1,261
                                               ------------
SPECIALTY MACHINERY--0.1%
Cooper Industries                          778           34
Westinghouse Electric                    4,600           82
                                               ------------
                                                        116
                                               ------------
STEEL & STEEL WORKS--0.3%
Alcan Aluminium                          1,700           58
Allegheny Teledyne                       1,254           35
Aluminum Company of America              1,300           88
Armco*                                     800            3
Asarco                                     300            8
Bethlehem Steel*                           800            7
Engelhard                                1,100           23
Inco                                     1,200           39
Inland Steel Industries                    400            8
Nucor                                      600           27
Phelps Dodge                               500           37
Reynolds Metals                            500           31
USX-U.S. Steel Group                       600           16
Worthington Industries                     700           13
                                               ------------
                                                        393
                                               ------------
TELEPHONES & TELECOMMUNICATION--2.6%
Airtouch Communications*                 3,700           85
Alltel                                   1,400           46
Ameritech                                4,000          246
AT&T                                    11,800          410
Bell Atlantic                            3,200          195
BellSouth                                7,200          304
Frontier                                 1,200           21
GTE                                      7,000          326
Lucent Technologies                      4,663          246
MCI Communications                       5,000          178
NYNEX                                    3,200          146
Pacific Telesis Group                    3,100          117
SBC Communications                       4,400          232
Sprint                                   3,100          141
U.S. West                                3,500          119
U.S. West Media Group*                   4,600           86
WorldCom*                                6,400          141
                                               ------------
                                                      3,039
                                               ------------


Description                    Shares/Par (000)  Value (000)
--------------------------------------------------------------------------------

TRUCKING--0.0%
Caliber System                             300   $        8
                                               ------------
WHOLESALE--0.1%
Fleming                                    300            5
Genuine Parts                              900           42
Sigma Aldrich                              700           22
SUPERVALU                                  500           15
Sysco                                    1,300           44
W.W. Grainger                              400           30
                                               ------------
                                                        158
                                               ------------
Total Common Stocks
 (Cost $31,644)                                      42,288
                                               ------------
U.S. TREASURY OBLIGATIONS--23.9%
U.S. Treasury Notes
  6.500%, 05/15/05                  $    7,603        7,406
  6.500%, 08/15/05                       5,627        5,471
  5.875%, 11/15/05                      10,283        9,580
  6.500%, 10/15/06                       5,744        5,566
                                               ------------
Total U.S. Treasury Obligations
 (Cost $28,506)                                      28,023
                                               ------------
COMMERCIAL PAPER--8.5%
Receivables Capital
  5.594%, 05/02/97 (B)                  10,000        9,950
                                               ------------
Total Commercial Paper
 (Cost $9,952)                                        9,950
                                               ------------
RELATED PARTY MONEY MARKET FUNDS--9.4%
First American Government Obligations
 Fund (A)                            5,442,567        5,443
First American Prime Obligations
 Fund (A)                            5,588,408        5,588
                                               ------------
Total Related Party Money Market Funds
 (Cost $11,031)                                      11,031
                                               ------------
REPURCHASE AGREEMENT--21.4%
Merrill Lynch 6.337%, dated 03/31/97,
 matures 04/01/97, repurchase price
 $25,063,410 (collateralized by various
 U.S. Treasury STRIPS, total par value
 $30,833,000, 8.500%-8.875%,
 11/15/99-11/15/00:
 total market value $25,562,280)        25,059       25,059
                                               ------------
Total Repurchase Agreement
 (Cost $25,059)                                      25,059
                                               ------------
Total Investments--99.3%
 (Cost $106,192)                                    116,351
                                               ------------
Other Assets and Liabilities, Net--0.7%                 769
                                               ============

NET ASSETS:
Portfolio shares--Institutional Class
 ($.0001 par value--2 billion authorized)
 based on 9,371,396 outstanding shares           $   90,963
Portfolio shares--Retail Class A
 ($.0001 par value--2 billion authorized)
 based on 184,549 outstanding shares                  2,073
Portfolio shares--Retail Class B
 ($.0001 par value--2 billion authorized)
 based on 306,500 outstanding shares                  3,606
Undistributed net investment income                     122
Accumulated net realized gain on investments         10,197
Net unrealized appreciation of investments           10,159
                                               ------------
Total Net Assets--100.0%                         $  117,120
                                               ============
Net asset value, offering price, and
 redemption price per share--Institutional Class $    11.88
                                               ============
Net asset value and redemption price
 per share--Retail Class A                       $    11.88
Maximum sales charge of 4.50% (1)                      0.56
                                               ============
Offering price per share--Retail Class A         $    12.44
                                               ============
Net asset value, and offering price per
 share--Retail Class B (2)                       $    11.83
                                               ============

*    Non-income producing security
(1) The offer price is calculated by dividing the net asset value by 1 minus the maximum sales charge of 4.50%.
(2) Retail Class B has a contingent deferred sales charge. For a description of possible redemption charge, see the notes to the financial statements.
(A) These money market funds are advised by First Bank National Association who also serves as adviser for this Fund. See also the notes to the financial statements.
(B) Security sold within the terms of a private placement memorandum, exempt from registration under section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." These securities have been determined to be liquid under guidelines established by the Board of Directors.

   Cl--Class
   FHLMC--Federal Home Loan Mortgage Corporation
   FNMA--Federal National Mortgage Association
   MBIA--Municipal Bond Insurance Association
   STRIPS--Separately Traded Registered and Interest Principal Securities

The accompanying notes are an integral part of the financial statements.


BALANCED FUND
Description                             Shares  Value (000)
--------------------------------------------------------------------------------

COMMON STOCKS--52.2%
AEROSPACE & DEFENSE--0.8%
Raytheon                                71,800   $    3,240
                                               ------------
AUTOMOTIVE--1.2%
General Motors                          89,800        4,973
                                               ------------
BANKS--3.6%
Bank of Boston                          69,800        4,677
Chase Manhattan                         54,600        5,112
Citicorp                                44,400        4,806
                                               ------------
                                                     14,595
                                               ------------
CHEMICALS--2.4%
Hercules                                19,800          837
PPG Industries                          91,700        4,952
W.R. Grace                              81,000        3,837
                                               ------------
                                                      9,626
                                               ------------
COMMUNICATIONS EQUIPMENT--1.1%
Nokia, ADR                              76,700        4,468
                                               ------------
COMPUTERS & SERVICES--3.4%
Compaq Computer*                        57,100        4,375
IBM                                     41,900        5,756
U.S. Robotics*                          64,400        3,566
                                               ------------
                                                     13,697
                                               ------------
CONSUMER PRODUCTS--0.9%
Tupperware                             105,300        3,528
                                               ------------
CONTAINERS & PACKAGING--1.7%
Ball                                   120,700        3,199
Bemis                                   98,700        3,948
                                               ------------
                                                      7,147
                                               ------------
DRUGS--2.9%
American Home Products                  84,100        5,046
Bristol-Myers Squibb                    63,600        3,752
Pharmacia & Upjohn                      83,300        3,051
                                               ------------
                                                     11,849
                                               ------------
FINANCIAL SERVICES--0.7%
Household International                 35,600        3,057
                                               ------------
FOOD, BEVERAGE & TOBACCO--3.9%
ConAgra                                112,600        6,109
Dole Food                               92,300        3,484
Sara Lee                               152,200        6,164
                                               ------------
                                                     15,757
                                               ------------
INSURANCE--4.6%
Aetna                                   56,400        4,843
AMBAC                                   52,100        3,360
Cigna                                   24,900        3,638
General Re                              18,900        2,986
TIG Holdings                           118,500        3,762
                                               ------------
                                                     18,589
                                               ------------
LEISURE--1.3%
Brunswick                              191,100        5,136
                                               ------------
MACHINERY--2.1%
Case                                    95,800        4,862
General Electric                        24,400        2,422
York International                      27,900        1,168
                                               ------------
                                                      8,452
                                               ------------
MULTI-INDUSTRY--1.7%
Corning                                 93,400        4,145
Minnesota Mining & Manufacturing        31,600        2,670
                                               ------------
                                                      6,815
                                               ------------
OIL-INTERNATIONAL--6.0%
Amerada Hess                            59,500        3,153
Elf Aquitaine, ADR                      53,100        2,615
Exxon                                   42,400        4,569
Mobil                                   33,100        4,324
Royal Dutch Petroleum                   26,900        4,707
Texaco                                  45,800        5,015
                                               ------------
                                                     24,383
                                               ------------
PRINTING & PUBLISHING--0.8%
Knight-Ridder                           85,400        3,405
                                               ------------
RAILROADS--1.7%
Burlington Northern Santa Fe            57,900        4,285
Canadian Pacific                       117,200        2,813
                                               ------------
                                                      7,098
                                               ------------
REAL ESTATE INVESTMENT TRUSTS--3.0%
Duke Realty Investments                 65,900        2,677
Equity Residential Properties Trust     86,200        3,825
Simon Debartolo Group                  186,300        5,636
                                               ------------
                                                     12,138
                                               ------------
RETAIL--2.3%
Sears Roebuck                           77,400        3,889
Toys "R" Us*                           191,600        5,365
                                               ------------
                                                      9,254
                                               ------------
SEMI-CONDUCTORS/INSTRUMENTS--1.0%
SGS-Thomson Microelectronics*           60,200        3,981
                                               ------------
SPECIALTY CONSTRUCTION--1.2%
Masco                                  138,300        4,944
                                               ------------
TELEPHONES & TELECOMMUNICATION--3.0%
Century Telephone Enterprises           81,500        2,404
Deutsche Telekom, ADR*                 225,700        4,937
NYNEX                                  105,200        4,800
                                               ------------
                                                     12,141
                                               ------------
WHOLESALE--0.9%
W.W. Grainger                           51,400        3,804
                                               ------------


Description                           Par (000)  Value (000)
--------------------------------------------------------------------------------

Total Common Stocks
 (Cost $168,675)                               $    212,077
                                               ------------
U.S. TREASURY OBLIGATIONS--33.8%
U.S. Treasury Bond
  7.125%, 02/15/23                     $25,085       24,789
U.S. Treasury Notes
  5.750%, 09/30/97                      23,340       23,343
  5.875%, 10/31/98                      21,415       21,256
  7.500%, 10/31/99                      17,350       17,722
  6.375%, 03/31/01                      24,620       24,317
  6.250%, 02/15/03                      12,615       12,280
  7.250%, 08/15/04                       3,750        3,826
  6.500%, 08/15/05                      10,095        9,815
U.S. Treasury STRIPS
  0.000%, 02/15/99                         265          236
                                               ------------
Total U.S. Treasury Obligations
 (Cost $140,326)                                    137,584
                                               ------------
OTHER MORTGAGE-BACKED OBLIGATIONS--2.6%
Drexel Burnham Lambert Trust S-2
  9.000%, 08/01/18                         311          318
General Electric Capital Mortgage
 1994-11 A1
  6.500%, 03/25/24                       1,220        1,207
General Electric Capital Mortgage
 1994-17 A6
  7.000%, 05/25/24                       2,675        2,563
Prudential Home Loan Mortgage
 1993-36 A8
  6.500%, 11/25/99                       6,425        6,356
Residential Funding 1992-36 A2
  5.700%, 11/25/07                         294          292
                                               ------------
Total Other Mortgage-Backed Obligations
 (Cost $10,692)                                      10,736
                                               ------------
CORPORATE OBLIGATIONS--2.5%
Cigna
  7.400%, 01/15/03                       2,825        2,815
General Foods
  6.000%, 06/15/01                         860          820
Santander Financial Issuances
  7.250%, 05/30/06                       5,075        4,961
Torchmark
  7.875%, 05/15/23                       1,700        1,621
                                               ------------
Total Corporate Obligations
 (Cost $10,459)                                      10,217
                                               ------------
U.S. GOVERNMENT AGENCY
   MORTGAGE-BACKED OBLIGATIONS--1.3%
FHLMC
  6.000%, 11/15/08                       2,700        2,485
FNMA
  5.450%, 10/25/18                       2,700        2,604
                                               ------------


Description                  Par (000)/Shares    Value (000)
--------------------------------------------------------------------------------

Total U.S. Government Agency
 Mortgage-Backed Obligations
 (Cost $5,313)                                $       5,089
                                               ------------
RELATED PARTY MONEY MARKET FUNDS--7.8%
First American Government
 Obligations Fund (A)               13,102,769       13,103
First American Prime
 Obligations Fund (A)               18,415,318       18,415
                                               ------------
Total Related Party Money Market Funds
 (Cost $31,518)                                      31,518
                                               ------------
Total Investments--100.2%
 (Cost $366,983)                                    407,221
                                               ------------
Other Assets and Liabilities, Net--(0.2%)              (611)
                                               ============

NET ASSETS:
Portfolio shares--Institutional Class
 ($.0001 par value--2 billion authorized)
 based on 26,561,092 outstanding shares             302,576
Portfolio shares--Retail Class A
 ($.0001 par value--2 billion authorized)
 based on 1,878,029 outstanding shares               21,109
Portfolio shares--Retail Class B
 ($.0001 par value--2 billion authorized)
 based on 2,066,266 outstanding shares               26,508
Undistributed net investment income                     184
Accumulated net realized gain on investments         15,995
Net unrealized appreciation of investments           40,238
                                               ------------
Total Net Assets--100.0%                         $  406,610
                                               ============
Net asset value, offering price, and
 redemption price per share--
 Institutional Class                             $    13.33
                                               ============
Net asset value and redemption price
 per share--Retail Class A                       $    13.32
Maximum sales charge of 4.50% (1)                      0.63
                                               ------------
Offering price per share--Retail Class A         $    13.95
                                               ============
Net asset value, and offering price
 per share--Retail Class B (2)                   $    13.28
                                               ============

*     Non-income producing security
(1) The offer price is calculated by dividing the net asset value by 1 minus the maximum sales charge of 4.50%.
(2) Retail Class B has a contingent deferred sales charge. For a description of possible redemption charge, see the notes to the financial statements.
(A) These money market funds are advised by First Bank National Association who also serves as adviser for this Fund.
See also the notes to the financial statements.

   ADR--American Depository Receipt
   AMBAC--American Municipal Bond Assurance Corporation
   CMO--Collateralized Mortgage Obligation
   FHLMC--Federal Home Loan Mortgage Corporation
   FNMA--Federal National Mortgage Association
   STRIPS--Separately Trading of Registered Interest and Principal of Securities

The accompanying notes are an integral part of the financial statements.


REAL ESTATE SECURITIES FUND
Description                            Shares   Value (000)
--------------------------------------------------------------------------------

COMMON STOCKS--94.5%
REAL ESTATE INVESTMENT TRUSTS--94.5%
HEALTHCARE FACILITIES--7.8%
Health & Retirement Property Trust      31,500  $       567
Health Care Property Investors          12,000          397
Health Care                             12,000          285
National Health Investors               17,400          646
Nationwide Health Properties            27,300          584
                                               ------------
                                                      2,479
                                               ------------
HOTELS--11.0%
Felcor Suite Hotels                     22,000          808
Hospitality Properties Trust            27,000          827
Patriot American Hospitality            35,000          849
RFS Hotel Investors                     32,000          556
Starwood Lodging                        12,000          468
                                               ------------
                                                      3,508
                                               ------------
OFFICE/INDUSTRIAL--28.2%
Arden Realty Group                       9,400          256
Bedford Property Investors              20,000          395
Cali Realty                             19,500          624
Carramerica Realty                      12,000          369
Duke Realty Investments                 21,000          853
Highwoods Properties                    12,000          402
Liberty Property Trust                  34,600          848
Prentiss Properties Trust               10,000          254
Security Capital Industrial Trust       29,010          606
Shurgard Storage Centers                25,200          696
Sovran Self Storage                     25,000          769
Spieker Properties                      22,000          858
Storage Trust                           27,600          711
Storage USA                             21,000          774
Weeks                                   16,500          567
                                               ------------
                                                      8,982
                                               ------------
OTHER--4.1%
Colonial Properties Trust               27,000          783
Franchise Finance of America            13,600          325
Golf Trust of America*                   8,000          195
                                               ------------
                                                      1,303
                                               ------------
RESIDENTIAL--21.1%
Apartment Investment & Management       15,000          437
Bay Apartment Communities               18,600          667
Chateau Properties                      29,176          755
Equity Residential Properties Trust     24,000        1,065
Evans Withycombe Residential            29,800          615
Merry Land & Investment                 26,000          533
Mid-America Apartment Communities       14,000          392
Post Properties                          7,100          271
Summit Properties                       24,000          486
Sun Communities                         24,000          768
Wellsford Real Estate                   24,400          708
                                               ------------
                                                      6,697
                                               ------------
RETAIL--22.3%
Bradley Real Estate                     20,000          382
CBL & Associates Properties             30,900          757
Developers Diversified Realty           17,000          642
Excel Realty Trust                      27,100          684
Federal Realty Investment Trust         25,000          644
JDN Realty                              13,000          353
Kimco Realty                            19,000          617
Macerich                                30,000          840
Mid-America Realty Investments          38,900          384
Simon Debartolo Group                   46,000        1,391
Taubman Centers                         30,000          390
                                               ------------
                                                      7,084
                                               ------------
Total Common Stocks
 (Cost $25,832)                                      30,053
                                               ------------
PREFERRED STOCK--0.8%
Walden Residential Properties           10,000          250
                                               ------------
Total Preferred Stock
 (Cost $238)                                            250
                                               ------------
WARRANT--0.0%
Walden Residential Properties*          10,000           17
                                               ------------
Total Warrant
 (Cost $12)                                              17
                                               ------------
RELATED PARTY MONEY MARKET FUND--3.3%
First American Prime
 Obligations Fund (A)                1,046,126        1,046
                                               ------------
Total Related Party Money Market Fund
 (Cost $1,046)                                        1,046
                                               ------------
Total Investments--98.6%
 (Cost $27,128)                                      31,366
                                               ------------
Other Assets and Liabilities, Net--1.4%                 431
                                               ------------

NET ASSETS:
Portfolio shares--Institutional Class
 ($.0001 par value--2 billion authorized)
 based on 2,163,133 outstanding shares         $     24,140
Portfolio shares--Retail Class A
 ($.0001 par value--2 billion authorized)
 based on 110,052 outstanding shares                  1,384
Portfolio shares--Retail Class B
 ($.0001 par value--2 billion authorized)
 based on 139,192 outstanding shares                  1,745
Distributions in excess of net investment income        (91)
Accumulated net realized gain on investments            381
Net unrealized appreciation of investments            4,238
                                               ------------
Total Net Assets--100.0%                       $     31,797
                                               ============
Net asset value, offering price, and
 redemption price per share--Institutional
  Class                                        $      13.19
                                               ============
Net asset value and redemption price
 per share--Retail Class A                     $      13.18
Maximum sales charge of 4.50% (1)                      0.62
                                               ============
Offering price per share--Retail Class A       $      13.80
                                               ============
Net asset value, and offering price
 per share--Retail Class B (2)                 $      13.09
                                               ============

*    Non-income producing security
(1) The offer price is calculated by dividing the net asset value by 1 minus the maximum sales charge of 4.50%.
(2) Retail Class B has a contingent deferred sales charge. For a description of possible redemption charge, see the notes to the financial statements.
(A) This money market fund is advised by First Bank National Association who also serves as adviser for this Fund. See also the notes to the financial statements.

The accompanying notes are an integral part of the financial statements.


EQUITY INCOME FUND
Description                             Shares   Value (000)
--------------------------------------------------------------------------------


COMMON STOCKS--74.1%
ADVERTISING--0.0%
Media Vision Technology Escrow*      2,000,000   $       --
                                               ------------
BANKS--5.3%
Bank of New York                        96,000        3,528
Barnett Banks                           50,000        2,325
National City                          132,800        6,192
                                               ------------
                                                     12,045
                                               ------------
BEAUTY PRODUCTS--0.9%
Colgate-Palmolive                       20,000        1,992
                                               ------------
CHEMICALS--1.6%
E.I. du Pont de Nemours                 33,200        3,519
                                               ------------
DRUGS--7.3%
Abbott Laboratories                     76,400        4,288
American Home Products                  54,000        3,240
Bristol-Myers Squibb                    50,000        2,950
Johnson & Johnson                       75,800        4,008
Pfizer                                  23,700        1,994
                                               ------------
                                                     16,480
                                               ------------
ELECTRICAL SERVICES--4.3%
Cinergy                                 91,300        3,116
FPL Group                               64,300        2,837
Texas Utilities                        111,900        3,833
                                               ------------
                                                      9,786
                                               ------------
FINANCIAL SERVICES--2.3%
American Express                        88,300        5,287
                                               ------------
FOOD, BEVERAGE & TOBACCO--5.5%
ConAgra                                 50,886        2,761
PepsiCo                                 66,900        2,183
Philip Morris                           38,000        4,337
Sara Lee                                77,700        3,147
                                               ------------
                                                     12,428
                                               ------------
GAS/NATURAL GAS--1.0%
Enron                                   56,700        2,155
                                               ------------
HOUSEHOLD PRODUCTS--1.6%
Newell                                 110,900        3,715
                                               ------------
INSURANCE--3.0%
IPC Holdings                           131,300        3,200
Providian                               64,700        3,461
                                               ------------
                                                      6,661
                                               ------------
MACHINERY--4.1%
Emerson Electric                        50,000        2,250
General Electric                        69,500        6,898
                                               ------------
                                                      9,148
                                               ------------
MARINE TRANSPORTATION--2.4%
Knightsbridge Tankers Limited*         225,000        5,456
                                               ------------
MINING--1.5%
Great Northern Iron Ore Properties      57,700        3,282
                                               ------------
MISCELLANEOUS BUSINESS SERVICES--1.1%
Electronic Data Systems                 62,019        2,504
                                               ------------
OIL-INTERNATIONAL--10.5%
Amoco                                  101,500        8,792
Exxon                                   59,000        6,357
Mobil                                   66,300        8,660
                                               ------------
                                                     23,809
                                               ------------
PAPER & PAPER PRODUCTS--0.8%
Weyerhaeuser                            43,000        1,919
                                               ------------
PETROLEUM REFINING--1.2%
Royal Dutch Petroleum                   16,000        2,800
                                               ------------
RAILROADS--2.2%
Burlington Northern Santa Fe            29,000        2,146
Union Pacific                           48,800        2,769
                                               ------------
                                                      4,915
                                               ------------
REAL ESTATE INVESTMENT TRUSTS--12.8%
Crescent Real Estate Equity            137,600        3,681
Healthcare Realty Trust                178,400        4,884
Manufactured Home Communities          176,100        3,852
National Golf Properties               191,400        5,909
Simon Debartolo Group                  184,000        5,566
Weeks                                  144,400        4,964
                                               ------------
                                                     28,856
                                               ------------
RETAIL--1.8%
Intimate Brands                         87,000        1,642
J.C. Penney                             50,300        2,396
                                               ------------
                                                      4,038
                                               ------------
TELEPHONES & TELECOMMUNICATION--2.9%
AT&T                                    52,600        1,828
Deutsche Telecom, ADR*                 215,000        4,703
                                               ------------
                                                      6,531
                                               ------------
Total Common Stocks
 (Cost $105,497)                                    167,326
                                               ------------
PREFERRED CONVERTIBLE STOCKS--7.2%
AUTOMOTIVE--2.5%
Ford Motor, Series A, $4.20             55,300        5,724
                                               ------------
BROADCASTING, NEWSPAPERS & ADVERTISING--1.3%
TCI Pacific Communications*             32,000        2,888
                                               ------------


Description                    Shares/Par (000)   Value (000)
--------------------------------------------------------------------------------

FINANCIAL SERVICES--0.7%
Advanta, Cl B                           50,000   $    1,481
                                               ------------
INSURANCE--0.7%
Aetna                                   20,000        1,645
                                               ------------
OIL--2.0%
Atlantic Richfield  Lyondell "Notes"   205,000        4,510
                                               ------------
Total Preferred Convertible Stocks
 (Cost $15,924)                                      16,248
                                               ------------
CONVERTIBLE BONDS--5.9%
3Com, 14.4665 Shares
  10.250%, 11/01/01                     $2,030        2,426
General Instrument, 42.1052 Shares
  5.000%, 06/15/00                       1,150        1,202
Hometown Buffet, 73.2600 Shares
  7.000%, 12/01/02                       4,000        3,685
Integrated Health Services, 31.1284 Shares
  6.000%, 01/01/03                       1,575        1,654
Saks Holdings, 24.0601 Shares
  5.500%, 09/15/06                       2,400        2,352
Tenet Healthcare, 25.9403 Shares
  6.000%, 12/01/05                       1,670        1,920
                                               ------------
Total Convertible Bonds
 (Cost $13,757)                                      13,239
                                               ------------
RELATED PARTY MONEY MARKET FUNDS--9.5%
First American Government
 Obligations Fund (A)               10,812,339       10,812
First American Prime
 Obligations Fund (A)               10,672,333       10,672
                                               ------------
Total Related Party Money Market Funds
 (Cost $21,484)                                      21,484
                                               ------------
REPURCHASE AGREEMENT--3.0%
Merrill Lynch
 6.337%, dated 03/31/97, matures
 04/01/97, repurchase price $6,707,538
 (collateralized by U.S. Treasury
 STRIPS, total par value $8,673,000,
 11/15/00: total market value
 $6,841,089)                            $6,706        6,706
                                               ------------
Total Repurchase Agreement
 (Cost $6,706)                                        6,706
                                               ------------
Total Investments--99.7%
 (Cost $163,368)                                    225,003
                                               ------------
Other Assets and Liabilities, Net--0.3%                 763
                                               ------------

NET ASSETS:
Portfolio shares--Institutional Class
 ($.0001 par value--2 billion authorized)
 based on 16,340,860 outstanding shares         $   152,460
Portfolio shares--Retail Class A
 ($.0001 par value--2 billion authorized)
 based on 219,067 outstanding shares                  2,389
Portfolio shares--Retail Class B
 ($.0001 par value--2 billion authorized)
 based on 365,463 outstanding shares                  4,293
Undistributed net investment income                      97
Accumulated net realized gain on investments          4,892
Net unrealized appreciation of investments           61,635
                                               ------------
Total Net Assets--100.0%                        $   225,766
                                               ============
Net asset value, offering price, and
 redemption price per share--Institutional
 Class                                          $     13.34
                                               ============
Net asset value and redemption price
 per share--Retail Class A                      $     13.32
Maximum sales charge of 4.50% (1)                      0.63
                                               ============
Offering price per share--Retail Class A        $     13.95
                                               ============
Net asset value, and offering price
 per share--Retail Class B (2)                  $     13.28
                                               ============

*    Non-income producing security
(1) The offer price is calculated by dividing the net asset value by 1 minus the maximum sales charge of 4.50%.
(2) Retail Class B has a contingent deferred sales charge. For a description of possible redemption charge, see the notes to the financial statements.
(A) These money market funds are advised by First Bank National Association who also serves as adviser for this Fund. See also the notes to the financial statements.

   Cl--Class
   STRIPS--Separately Traded Registered and Interest Principal Securities

The accompanying notes are an integral part of the financial statements.


EQUITY INDEX FUND
Description                             Shares   Value (000)
--------------------------------------------------------------------------------

COMMON STOCKS--95.9%
AEROSPACE & DEFENSE--0.4%
Lockheed Martin                         13,527   $    1,136
Raytheon                                16,600          749
                                               ------------
                                                      1,885
                                               ------------
AGRICULTURE--0.1%
Pioneer Hi-Bred International            5,800          365
                                               ------------
AIR TRANSPORTATION--0.4%
AMR*                                     6,400          528
Delta Air Lines                          5,200          437
Federal Express*                         8,000          417
Southwest Airlines                      10,200          226
U.S. Air Group*                          4,500          110
                                               ------------
                                                      1,718
                                               ------------
AIRCRAFT--1.7%
Allied Signal                           19,900        1,418
Boeing                                  25,138        2,479
General Dynamics                         4,400          296
McDonnell Douglas                       14,900          909
Northrop                                 4,100          310
Textron                                  5,800          609
United Technologies                     16,900        1,272
                                               ------------
                                                      7,293
                                               ------------
APPAREL/TEXTILES--0.3%
Fruit of the Loom*                       5,400          224
Liz Claiborne                            5,000          218
Reebok International                     3,900          175
Russell                                  2,700           97
Springs Industries, Cl A                 1,400           63
V.F.                                     4,500          301
                                               ------------
                                                      1,078
                                               ------------
AUTOMOTIVE--2.0%
Chrysler                                51,200        1,536
Dana                                     7,200          237
Eaton                                    5,400          383
Echlin                                   4,400          150
Fleetwood Enterprises                    2,500           62
Ford Motor                              83,300        2,614
General Motors                          53,100        2,940
Navistar International*                  5,200           49
Paccar                                   2,695          180
TRW                                      8,900          461
                                               ------------
                                                      8,612
                                               ------------
BANKS--7.9%
Banc One                                30,013        1,193
Bank of Boston                          10,700          717
Bank of New York                        27,500        1,011
BankAmerica                             25,200        2,539
Bankers Trust New York                   5,700          467
Barnett Banks                           13,700          637
Chase Manhattan                         30,796        2,883
Citicorp                                33,000        3,572
Comerica                                 7,500          423
CoreStates Financial                    15,600          741
Fifth Third Bancorp                      7,400          573
First Bank System                        9,500          693
First Chicago NBD                       22,364        1,210
First Union                             19,900        1,614
Fleet Financial Group                   18,400        1,053
Golden West Financial                    4,000          251
Great Western Financial                  9,700          392
H.F. Ahmanson                            7,400          270
J.P. Morgan                             13,100        1,287
KeyCorp                                 15,800          770
MBNA                                    23,450          654
Mellon Bank                              9,050          658
National City                           15,600          727
NationsBank                             54,624        3,025
Norwest                                 26,000        1,202
PNC Bank                                23,900          956
Republic New York                        3,900          344
Suntrust Banks                          15,700          728
U.S. Bancorp                            10,600          567
Wachovia                                11,600          632
Wells Fargo                              6,500        1,847
                                               ------------
                                                     33,636
                                               ------------
BEAUTY PRODUCTS--1.8%
Alberto-Culver, Cl B                     4,000          104
Avon Products                            9,300          488
Colgate-Palmolive                       10,300        1,026
Ecolab                                   4,500          171
International Flavors & Fragrances       7,800          341
Procter & Gamble                        47,900        5,508
                                               ------------
                                                      7,638
                                               ------------
BROADCASTING, NEWSPAPERS & ADVERTISING--0.5%
Comcast, Cl A                           22,900          386
Interpublic Group                        5,700          301
Tele-Communications, Cl A*              46,600          559
Viacom, Cl B*                           24,845          823
                                               ------------
                                                      2,069
                                               ------------
BUILDING & CONSTRUCTION--0.3%
Centex                                   2,000           70
Fluor                                    5,900          310
Foster Wheeler                           2,900          103
Halliburton                              8,800          596
Kaufman & Broad Home                     2,700           36
Owens Corning                            3,600          145
Pulte                                    1,600           47
                                               ------------
                                                      1,307
                                               ------------
CHEMICALS--2.6%
Air Products & Chemicals                 7,800          529
B.F. Goodrich                            3,800          139
Dow Chemical                            17,100        1,368
E.I. du Pont de Nemours                 39,500        4,187
Eastman Chemical                         5,475          294
FMC*                                     2,600          159
Great Lakes Chemical                     4,400          202
Hercules                                 7,200          304
Monsanto                                41,300        1,580
Morton International                    10,000          422
Nalco Chemical                           4,700          176
Praxair                                 11,000          494
Rohm & Haas                              4,500          337
Union Carbide                            8,900          394
W.R. Grace                               5,800          275
                                               ------------
                                                     10,860
                                               ------------
COMMUNICATIONS EQUIPMENT--1.2%
Andrew*                                  6,300          228
DSC Communications*                      8,200          172
General Instrument*                      9,600          220
Harris                                   2,700          208
ITT Industries                           8,300          186
Motorola                                41,600        2,512
Northern Telecom                        18,200        1,190
Scientific-Atlanta                       5,400           82
Tellabs*                                12,600          455
                                               ------------
                                                      5,253
                                               ------------
COMPUTERS & SERVICES--3.6%
Amdahl*                                  8,500           80
Apple Computer*                          8,700          159
Bay Networks*                           13,600          243
Cabletron Systems*                      11,000          322
Ceridian*                                4,800          172
Compaq Computer*                        19,000        1,456
Data General*                            2,800           48
Dell Computer*                          12,700          859
Digital Equipment*                      10,900          298
EMC*                                    16,300          579
Hewlett Packard                         71,400        3,802
IBM                                     36,400        5,000
Intergraph*                              3,300           26
Pitney Bowes                            10,400          611
Seagate Technology*                     17,600          790
Silicon Graphics*                       12,308          240
Tandem Computers*                        8,300           99
Tandy                                    4,080          205
Unisys*                                 12,300           78
                                               ------------
                                                     15,067
                                               ------------
CONSUMER PRODUCTS--0.1%
Stride Rite                              3,500           53
Tupperware                               4,400          147
                                               ------------
                                                        200
                                               ------------
CONTAINERS & PACKAGING--0.2%
Ball                                     2,100           56
Crown Cork & Seal                        9,000          465
Newell                                  11,200          375
                                               ------------
                                                        896
                                               ------------
DRUGS--8.3%
Abbott Laboratories                     54,600        3,064
Allergan                                 4,600          134
Alza, Cl A*                              5,900          162
American Home Products                  44,900        2,694
Amgen*                                  18,600        1,039
Bristol-Myers Squibb                    70,400        4,154
Eli Lilly                               38,788        3,190
Johnson & Johnson                       93,500        4,944
Merck                                   84,700        7,136
Pfizer                                  45,300        3,811
Pharmacia & Upjohn                      35,725        1,308
Schering Plough                         25,900        1,884
Warner Lambert                          19,100        1,652
                                               ------------
                                                     35,172
                                               ------------
ELECTRICAL SERVICES--2.5%
American Electric Power                 13,200          545
Baltimore Gas & Electric                10,400          278
Carolina Power & Light                  10,600          384
Central & South West                    14,800          316
Cinergy                                 11,073          378
Consolidated Edison New York            16,500          495
Dominion Resources of Virginia          12,700          462
DTE Energy                              10,200          274
Duke Power                              14,200          627
Edison International                    30,400          684
Entergy                                 16,200          397
FPL Group                               12,900          569
GPU                                      8,500          273
Houston Industries                      16,500          344
Niagara Mohawk Power*                   10,100           86
Northern States Power                    4,900          232
Ohio Edison                             10,700          226
Pacificorp                              20,700          442
PECO Energy                             15,600          318
PG&E                                    29,000          682
PP&L Resources                          11,400          231
Public Service Enterprise Group         16,800          441
Southern                                47,300          999
Texas Utilities                         15,800          541
Unicom                                  15,100          294
Union Electric                           7,200          266
                                               ------------
                                                     10,784
                                               ------------
ENTERTAINMENT--0.9%
Harrah's Entertainment*                  7,200          123
King World Productions*                  2,600           95
Walt Disney                             47,600        3,475
                                               ------------
                                                      3,693
                                               ------------
ENVIRONMENTAL SERVICES--0.4%
Browning Ferris Industries              14,900          430
Laidlaw, Cl B                           22,100          304
WMX Technologies                        34,100        1,044
                                               ------------
                                                      1,778
                                               ------------
FINANCIAL SERVICES--2.7%
American Express                        33,300        1,994
Beneficial                               3,800          246
Dean Witter Discover                    22,572          787
FHLMC                                   50,200        1,368
FNMA                                    76,700        2,771
Green Tree Financial                     9,700          327
Household International                  6,800          584
ITT Hartford Group                       8,300          599
ITT*                                     8,200          483
Merrill Lynch                           11,600          996
Morgan Stanley Group                    10,700          629
Salomon                                  7,700          384
Transamerica                             4,623          414
                                               ------------
                                                     11,582
                                               ------------
FOOD, BEVERAGE & TOBACCO--8.4%
Adolph Coors, Cl B                       2,700           57
American Brands                         12,000          608
Anheuser Busch                          35,100        1,479
Archer Daniels Midland                  38,211          683
Brown Forman, Cl B                       4,800          229
Campbell Soup                           32,800        1,521
Coca Cola                              174,800        9,767
ConAgra                                 16,900          917
CPC International                       10,100          828
General Mills                           11,000          683
H.J. Heinz                              25,850        1,021
Hershey Foods                           10,800          540
Kellogg                                 14,800          995
PepsiCo                                109,100        3,559
Philip Morris                           57,200        6,528
Quaker Oats                              9,500          347
Ralston-Ralston Purina Group             7,400          578
Sara Lee                                34,000        1,377
Seagram                                 26,200        1,002
Unilever                                11,200        2,086
UST                                     13,100          365
Whitman                                  7,300          179
William Wrigley Jr.                      8,200          479
                                               ------------
                                                     35,828
                                               ------------
GAS/NATURAL GAS--0.8%
Coastal                                  7,400          355
Columbia Gas Systems                     3,900          226
Consolidated Natural Gas                 6,700          338
Eastern Enterprises                      1,400           43
Enron                                   17,900          680
Enserch                                  4,900          100
Nicor                                    3,500          112
Noram Energy                             9,600          140
Oneok                                    1,900           49
Pacific Enterprises                      6,000          182
PanEnergy                               10,600          457
Peoples Energy                           2,500           83
Sonat                                    6,100          332
Williams                                11,050          492
                                               ------------
                                                      3,589
                                               ------------
GLASS PRODUCTS--0.2%
Corning                                 16,200          719
                                               ------------
HOME APPLIANCES--0.5%
Maytag                                   7,000          144
National Service Industries              3,300          129
PPG Industries                          12,900          697
Raychem                                  3,100          255
Sherwin Williams                        12,000          324
Snap-On Tools                            4,250          165
Thomas & Betts                           3,700          158
Whirlpool                                5,200          248
                                               ------------
                                                      2,120
                                               ------------
HOTELS & LODGING--0.3%
HFS*                                     9,000          530
Hilton Hotels                           17,400          422
Marriott International                   9,000          448
                                               ------------
                                                      1,400
                                               ------------
HOUSEHOLD FURNITURE & FIXTURES--0.1%
Masco                                   11,300          404
                                               ------------
HOUSEHOLD PRODUCTS--0.8%
Clorox                                   3,600          404
Gillette                                39,000        2,832
Stanley Works                            6,200          235
                                               ------------
                                                      3,471
                                               ------------
INSURANCE--4.2%
Aetna                                   10,590          909
Allstate                                31,250        1,855
American General                        14,300          583
American International Group            33,025        3,876
Aon                                      7,600          466
Chubb                                   12,200          657
Cigna                                    5,300          774
Conseco                                 10,800          385
General Re                               5,800          916
Jefferson-Pilot                          4,975          271
Lincoln National                         7,300          391
Loews                                    8,100          720
Marsh & McLennan                         5,000          566
MBIA                                     3,000          288
MGIC Investment                          4,100          290
Providian                                6,600          353
Safeco                                   8,900          356
St. Paul                                 5,800          376
Torchmark                                4,950          274
Travelers                               44,982        2,154
United Healthcare                       12,900          614
Unum                                     5,100          372
USF&G                                    8,100          174
U.S. Life                                2,400          112
                                               ------------
                                                     17,732
                                               ------------
LEISURE--0.1%
Brunswick                                6,900          185
Jostens                                  2,700           61
                                               ------------
                                                        246
                                               ------------
LUMBER & WOOD PRODUCTS--0.0%
Louisiana-Pacific                        7,600          158
                                               ------------
MACHINERY--4.7%
Applied Materials*                      12,600          584
Baker Hughes                            10,200          391
Black & Decker                           6,200          199
Briggs & Stratton                        2,000           90
Case                                     5,200          264
Caterpillar                             13,500        1,083
Cincinnati Milacron                      2,800           53
Crane                                    3,200          100
Cummins Engine                           2,800          144
Deere                                   18,100          787
Dover                                    7,900          415
Dresser Industries                      12,300          372
Emerson Electric                        31,600        1,422
General Electric                       115,600       11,473
General Signal                           3,500          137
Giddings & Lewis                         2,300           34
Harnischfeger Industries                 3,500          163
Ingersoll Rand                           7,700          336
McDermott International                  3,900           83
Nacco Industries, Cl A                     530           26
Pall                                     8,100          187
Parker Hannifin                          5,250          224
Tenneco                                 12,000          468
Timken                                   2,200          118
Trinova                                  2,000           67
Tyco International                      11,000          605
                                               ------------
                                                     19,825
                                               ------------
MEASURING DEVICES--0.4%
Honeywell                                8,900          604
Johnson Controls                         2,900          233
Millipore                                3,000          127
Perkin Elmer                             3,000          193
Tektronix                                2,300          116
Thermo Electron*                        10,500          324
                                               ------------
                                                      1,597
                                               ------------
MEDICAL PRODUCTS & SERVICES--1.7%
Bausch & Lomb                            3,900          154
Baxter International                    19,200          828
Becton Dickinson                         8,700          392
Beverly Enterprises*                     7,000          100
Biomet                                   8,100          137
Boston Scientific*                      12,500          772
C.R. Bard                                4,000          114
Columbia/HCA Healthcare                 47,105        1,584
Guidant                                  5,200          320
Healthsouth Rehabilitation*             22,200          425
Humana*                                 11,400          251
Mallinckrodt                             5,200          214
Manor Care                               4,400          107
Medtronic                               16,800        1,046
St. Jude Medical                         5,650          189
Tenet Healthcare*                       15,200          374
United States Surgical                   4,400          134
                                               ------------
                                                      7,141
                                               ------------
METALS & MINING--0.1%
Cyprus AMAX Minerals                     6,550          156
Freeport-McMoran Copper & Gold, Cl B    13,600          413
                                               ------------
                                                        569
                                               ------------
MISCELLANEOUS BUSINESS SERVICES--4.0%
3Com*                                   12,200          400
Autodesk                                 3,200           99
Automatic Data Processing               20,400          854
Cisco Systems*                          45,600        2,195
Computer Associates International       25,625          996
Computer Sciences*                       5,300          327
CUC International*                      27,675          623
First Data                              31,400        1,064
Microsoft*                              83,900        7,693
Novell*                                 24,200          230
Oracle*                                 46,125        1,779
Safety-Kleen                             4,100           60
Shared Medical Systems                   1,700           79
Sun Microsystems*                       25,800          745
                                               ------------
                                                     17,144
                                               ------------
MISCELLANEOUS CONSUMER SERVICES--0.2%
H & R Block                              7,300          214
Service International                   16,600          494
                                               ------------
                                                        708
                                               ------------
OFFICE PRODUCTS & SUPPLIES--0.1%
Ikon Office Solutions                    9,200          308
                                               ------------
OIL-DOMESTIC--1.0%
Ashland Oil                              4,500          181
Atlantic Richfield                      11,300        1,526
Kerr-McGee                               3,400          210
Louisiana Land & Exploration             2,400          114
Pennzoil                                 3,300          171
Phillips Petroleum                      18,500          756
Sun                                      5,174          135
Unocal                                  17,600          671
USX-Marathon Group                      20,200          563
                                               ------------
                                                      4,327
                                               ------------
OIL-INTERNATIONAL--6.6%
Amerada Hess                             6,500          345
Amoco                                   34,900        3,023
Chevron                                 45,800        3,189
Exxon                                   87,200        9,396
Mobil                                   27,700        3,618
Royal Dutch Petroleum                   37,700        6,598
Texaco                                  18,600        2,037
                                               ------------
                                                     28,206
                                               ------------
PAPER & PAPER PRODUCTS--2.0%
Avery Dennison                           7,300          281
Bemis                                    3,700          148
Boise Cascade                            3,400          104
Champion International                   6,700          305
Georgia Pacific                          6,400          464
International Paper                     21,100          820
James River                              6,000          175
Kimberly Clark                          19,850        1,973
Mead                                     3,700          196
Minnesota Mining & Manufacturing        29,400        2,484
Potlatch                                 2,000           82
Stone Container                          7,000           78
Temple Inland                            3,900          205
Union Camp                               4,900          231
Westvaco                                 7,200          181
Weyerhaeuser                            13,900          620
Willamette Industries                    3,900          244
                                               ------------
                                                      8,591
                                               ------------
PETROLEUM & FUEL PRODUCTS--0.9%
Burlington Resources                     8,800          376
Helmerich & Payne                        1,700           79
Occidental Petroleum                    23,100          569
Oryx Energy*                             7,400          142
Rowan*                                   6,000          136
Santa Fe Energy Resources*               6,400           89
Schlumberger                            17,300        1,855
Union Pacific Resources Group           17,543          469
Western Atlas*                           3,800          230
                                               ------------
                                                      3,945
                                               ------------
PHOTOGRAPHIC EQUIPMENT & SUPPLIES--0.8%
Eastman Kodak                           23,400        1,775
Polaroid                                 3,200          127
Xerox                                   22,800        1,297
                                               ------------
                                                      3,199
                                               ------------
PRECIOUS METALS--0.4%
Barrick Gold                            25,100          596
Battle Mountain Gold                    15,800          105
Echo Bay Mines                           9,800           65
Homestake Mining                        10,300          156
Newmont Mining                           6,943          269
Placer Dome Group                       16,800          305
Santa Fe Pacific Gold                    9,240          152
                                               ------------
                                                      1,648
                                               ------------
PRINTING & PUBLISHING--1.3%
American Greetings, Cl A                 5,300          169
Deluxe                                   5,800          188
Dow Jones                                6,800          276
Gannett                                  9,900          850
John H. Harland                          2,200           52
Knight-Ridder                            6,600          263
McGraw-Hill                              7,000          358
Meredith                                 3,800           88
Moore                                    7,000          140
New York Times, Cl A                     6,800          300
R.R. Donnelley & Sons                   10,600          370
Time Warner                             39,900        1,726
Times Mirror, Cl A                       6,900          377
Tribune                                  8,700          352
                                               ------------
                                                      5,509
                                               ------------
PROFESSIONAL SERVICES--0.2%
Cognizant                               12,000          350
Dun & Bradstreet                        12,000          305
EG&G                                     3,300           69
                                               ------------
                                                        724
                                               ------------
RAILROADS--0.9%
Burlington Northern Santa Fe            10,708          792
Conrail                                  4,882          550
CSX                                     15,200          707
Norfolk Southern                         8,800          750
Union Pacific                           17,200          976
                                               ------------
                                                      3,775
                                               ------------
REPAIR SERVICES--0.0%
Ryder System                             5,800          170
                                               ------------
RETAIL--5.2%
Albertson's                             17,700          602
American Stores                         10,200          454
Autozone*                               10,500          236
Charming Shoppes*                        7,400           40
Circuit City Stores                      6,900          230
Costco*                                 14,700          406
CVS                                      7,400          341
Darden Restaurants                      11,100           87
Dayton Hudson                           15,200          635
Dillard Department Stores, Cl A          8,000          252
Federated Department Stores*            14,600          480
Gap                                     19,900          667
Giant Food, Cl A                         4,200          134
Great Atlantic & Pacific Tea             2,700           69
Harcourt General                         5,000          233
Hasbro                                   9,150          250
Home Depot                              33,733        1,805
J.C. Penney                             16,200          772
Kmart*                                  34,000          412
Kroger*                                  8,900          452
Limited                                 18,992          349
Longs Drug Stores                        2,700           63
Lowe's                                  12,100          452
Mattel                                  19,081          458
May Department Stores                   17,700          805
McDonald's                              49,000        2,315
Mercantile Stores                        2,600          121
Nordstrom                                5,700          216
Pep Boys-Manny, Moe & Jack               4,400          132
Rite Aid                                 8,600          361
Sears Roebuck                           27,500        1,382
TJX                                      5,500          235
Toys "R" Us*                            19,300          540
Wal-Mart Stores                        161,100        4,491
Walgreen                                17,300          724
Wendy's International                    9,100          188
Winn Dixie Stores                       10,600          350
Woolworth*                               9,400          220
                                               ------------
                                                     21,959
                                               ------------
RUBBER & PLASTIC--0.7%
Armstrong World Industries               2,900          188
Cooper Tire & Rubber                     5,800          107
Goodyear Tire & Rubber                  10,900          570
Illinois Tool Works                      8,700          710
Nike, Cl B                              20,200        1,252
Rubbermaid                              10,500          261
                                               ------------
                                                      3,088
                                               ------------
SEMI-CONDUCTORS/INSTRUMENTS--2.9%
Advanced Micro Devices*                  9,600          398
AMP                                     15,452          531
Intel                                   57,600        8,014
LSI Logic*                               9,000          313
Micron Technology                       14,700          595
National Semiconductor*                  9,700          267
Rockwell International                  15,300          993
Texas Instruments                       13,300          996
                                               ------------
                                                     12,107
                                               ------------
SPECIALTY MACHINERY--0.3%
Cooper Industries                        7,628          331
Westinghouse Electric                   44,000          781
                                               ------------
                                                      1,112
                                               ------------
STEEL & STEEL WORKS--0.9%
Alcan Aluminium                         15,900          539
Allegheny Teledyne                      12,222          344
Aluminum Company of America             12,200          830
Armco*                                   7,500           30
Asarco                                   3,000           84
Bethlehem Steel*                         7,800           64
Engelhard                               10,112          212
Inco                                    11,800          385
Inland Steel Industries                  3,400           66
Nucor                                    6,200          284
Phelps Dodge                             4,600          336
Reynolds Metals                          4,500          279
USX-U.S. Steel Group                     5,900          157
Worthington Industries                   6,350          121
                                               ------------
                                                      3,731
                                               ------------
TELEPHONES & TELECOMMUNICATION--6.9%
Airtouch Communications*                35,200          810
Alltel                                  13,300          432
Ameritech                               38,600        2,374
AT&T                                   113,800        3,955
Bell Atlantic                           30,800        1,875
BellSouth                               69,800        2,949
Frontier                                11,500          206
GTE                                     67,600        3,152
Lucent Technologies                     44,675        2,357
MCI Communications                      48,100        1,714
NYNEX                                   30,900        1,410
Pacific Telesis Group                   30,100        1,136
SBC Communications                      42,400        2,231
Sprint                                  30,200        1,374
U.S. West                               33,600        1,142
U.S. West Media Group*                  43,900          818
WorldCom*                               61,200        1,346
                                               ------------
                                                     29,281
                                               ------------


Description                   Shares/Par (000)   Value (000)
--------------------------------------------------------------------------------

TRUCKING--0.0%
Caliber System                           2,800   $       74
                                               ------------
WHOLESALE--0.4%
Fleming                                  2,700           47
Genuine Parts                            8,450          394
Sigma Aldrich                            7,000          216
SUPERVALU                                4,700          140
Sysco                                   12,600          430
W.W. Grainger                            3,700          274
                                               ------------
                                                      1,501
                                               ------------
Total Common Stocks
 (Cost $288,951)                                    406,792
                                               ------------
TREASURY BILL--0.2%
U.S. Treasury Bill
  5.08%, 06/19/97 (A)                   $  700          692
                                               ------------
Total Treasury Bill
 (Cost $692)                                            692
                                               ------------
RELATED PARTY MONEY MARKET FUND--3.4%
First American Prime
 Obligations Fund (B)               14,629,160       14,629
                                               ------------
Total Related Party Money Market Fund
 (Cost $14,629)                                      14,629
                                               ------------
Total Investments--99.5%
 (Cost $304,272)                                    422,113
                                               ------------
Other Assets and Liabilities, Net--0.5%               2,142
                                               ------------

NET ASSETS:
Portfolio shares--Institutional Class
 ($.0001 par value--2 billion authorized)
 based on 24,330,592 outstanding shares          $  288,325
Portfolio shares--Retail Class A
 ($.0001 par value--2 billion authorized)
 based on 527,482 outstanding shares                  7,377
Portfolio shares--Retail Class B
 ($.0001 par value--2 billion authorized)
 based on 715,723 outstanding shares                 10,572
Undistributed net investment income                     132
Accumulated net realized gain on investments            652
Net unrealized appreciation of investments          117,841
Net unrealized depreciation of futures contracts       (644)
                                               ------------
Total Net Assets--100.0%                         $  424,255
                                               ============
Net asset value, offering price, and redemption
 price per share--Institutional Class            $    16.59
                                               ============
Net asset value and redemption price per
 share--Retail Class A                           $    16.60
Maximum sales charge of 4.50% (1)                      0.78
                                               ============
Offering price per share--Retail Class A         $    17.38
                                               ============
Net asset value, and offering price per
 share--Retail Class B (2)                       $    16.54
                                               ============

*    Non-income producing security
(1) The offer price is calculated by dividing the net asset value by 1 minus the maximum sales charge of 4.50%.
(2) Retail Class B has a contingent deferred sales charge. For a description of possible redemption charge, see the notes to the financial statements.
(A) Security has been deposited as initial margin on open futures contracts.
(B) This money market fund is advised by First Bank National Association who also serves as adviser for this Fund. See also the notes to the financial statements.

    ADR--American Depository Receipt
    Cl--Class
    FHLMC--Federal Home Loan Mortgage Corporation
    FNMA--Federal National Mortgage Association
    MBIA--Municipal Bond Insurance Association

The accompanying notes are an integral part of the financial statements.


STOCK FUND
Description                             Shares   Value (000)
--------------------------------------------------------------------------------

COMMON STOCKS--92.2%
AEROSPACE & DEFENSE--1.4%
Raytheon                               281,500   $   12,703
                                               ------------
AUTOMOTIVE--2.1%
General Motors                         352,100       19,498
                                               ------------
BANKS--6.3%
Bank of Boston                         273,700       18,338
Chase Manhattan                        214,100       20,045
Citicorp                               174,100       18,846
                                               ------------
                                                     57,229
                                               ------------
CHEMICALS--4.1%
Hercules                                74,400        3,143
PPG Industries                         347,400       18,760
W.R. Grace                             317,600       15,046
                                               ------------
                                                     36,949
                                               ------------
COMMUNICATIONS EQUIPMENT--1.9%
Nokia, ADR                             300,800       17,522
                                               ------------
COMPUTERS & SERVICES--5.8%
Compaq Computer*                       223,900       17,156
IBM                                    164,300       22,571
U.S. Robotics*                         244,500       13,539
                                               ------------
                                                     53,266
                                               ------------
CONSUMERPRODUCTS --1.5%
Tupperware                             412,900       13,832
                                               ------------
CONTAINERS & PACKAGING--3.1%
Ball                                   473,300       12,542
Bemis                                  387,000       15,480
                                               ------------
                                                     28,022
                                               ------------
DRUGS--5.2%
American Home Products                 329,800       19,788
Bristol-Myers Squibb                   267,450       15,780
Pharmacia & Upjohn                     326,600       11,962
                                               ------------
                                                     47,530
                                               ------------
FINANCIAL SERVICES--2.2%
American Express                       140,000        8,382
Household International                139,600       11,988
                                               ------------
                                                     20,370
                                               ------------
FOOD, BEVERAGE & TOBACCO--6.9%
Archer Daniels Midland                 133,623        2,389
ConAgra                                441,500       23,951
Dole Food                              361,900       13,662
Sara Lee                               577,600       23,393
                                               ------------
                                                     63,395
                                               ------------
INSURANCE--8.2%
Aetna                                  221,200       18,996
AMBAC                                  188,100       12,132
Cigna                                   97,600       14,262
General Re                              74,100       11,708
Loews                                   36,200        3,217
TIG Holdings                           464,700       14,754
                                               ------------
                                                     75,069
                                               ------------
LEISURE--2.1%
Brunswick                              723,800       19,452
                                               ------------
MACHINERY--3.6%
Case                                   375,700       19,067
General Electric                        95,700        9,498
York International                     106,800        4,472
                                               ------------
                                                     33,037
                                               ------------
MULTI-INDUSTRY--2.9%
Corning                                353,800       15,700
Minnesota Mining & Manufacturing       123,900       10,470
                                               ------------
                                                     26,170
                                               ------------
OIL-INTERNATIONAL--10.5%
Amerada Hess                           233,300       12,365
Elf Aquitaine, ADR                     208,200       10,254
Exxon                                  166,300       17,919
Mobil                                  129,800       16,955
Royal Dutch Petroleum                  105,500       18,463
Texaco                                 179,600       19,666
                                               ------------
                                                     95,622
                                               ------------
PRINTING & PUBLISHING--1.5%
Knight-Ridder                          334,900       13,354
                                               ------------
RAILROADS--3.1%
Burlington Northern Santa Fe           227,000       16,798
Canadian Pacific                       459,600       11,030
                                               ------------
                                                     27,828
                                               ------------
REAL ESTATE INVESTMENT TRUSTS--5.2%
Duke Realty Investments                258,400       10,498
Equity Residential Properties Trust    338,000       14,999
Simon Debartolo Group                  730,500       22,098
                                               ------------
                                                     47,595
                                               ------------
RETAIL--4.0%
Sears Roebuck                          303,500       15,251
Toys "R" Us*                           751,300       21,036
                                               ------------
                                                     36,287
                                               ------------
SEMI-CONDUCTORS/INSTRUMENTS--1.7%
SGS-Thomson Microelectronics*          236,100       15,612
                                               ------------
SPECIALTY CONSTRUCTION--2.1%
Masco                                  542,300       19,387
                                               ------------
TELEPHONES & TELECOMMUNICATION--5.2%
Century Telephone Enterprises          319,600        9,428
Deutsche Telekom, ADR*                 885,000       19,359
NYNEX                                  412,500       18,820
                                               ------------
                                                     47,607
                                               ------------
WHOLESALE--1.6%
W.W. Grainger                          201,600       14,918
                                               ------------
Total Common Stocks
 (Cost $731,488)                                    842,254
                                               ------------
RELATED PARTY MONEY MARKET FUNDS--7.8%
First American Government
 Obligations Fund (A)               25,159,649       25,160
First American Prime
 Obligations Fund (A)               45,754,754       45,755
                                               ------------
Total Related Party Money Market Funds
 (Cost $70,915)                                      70,915
                                               ------------
Total Investments--100.0%
 (Cost $802,403)                                    913,169
                                               ------------
Other Assets and Liabilities, Net--(0.0%)              (107)
                                               ------------

NET ASSETS:
Portfolio shares--Institutional Class
 ($.0001 par value--2 billion authorized)
 based on 36,939,998 outstanding shares          $  651,786
Portfolio shares--Retail Class A
 ($.0001 par value--2 billion authorized)
 based on 1,262,261 outstanding shares               23,332
Portfolio shares--Retail Class B
 ($.0001 par value--2 billion authorized)
 based on 1,482,676 outstanding shares               30,767
Distributions in excess of net investment income       (646)
Accumulated net realized gain on investments         97,057
Net unrealized appreciation of investments          110,766
                                               ------------
Total Net Assets--100.0%                         $  913,062
                                               ============
Net asset value, offering price, and
 redemption price per share--Institutional
 Class                                           $    23.01
                                               ============
Net asset value and redemption
 price per share--Retail Class A                 $    23.01
Maximum sales charge of 4.50% (1)                      1.08
                                               ============
Offering price per share--Retail Class A         $    24.09
                                               ============
Net asset value, and offering price
 per share--Retail Class B (2)                   $    22.89
                                               ============

*    Non-income producing security
(1) The offer price is calculated by dividing the net asset value by 1 minus the maximum sales charge of 4.50%.
(2) Retail Class B has a contingent deferred sales charge. For a description of possible redemption charge, see the notes to the financial statements.
(A) These money market funds are advised by First Bank National Association who also serves as adviser for this Fund. See also the notes to the financial statements.

   ADR--American Depository Receipt
   AMBAC--American Municipal Bond Assurance Corporation

The accompanying notes are an integral part of the financial statements.


DIVERSIFIED GROWTH FUND
Description                             Shares   Value (000)
--------------------------------------------------------------------------------

COMMON STOCKS--93.3%
ADVERTISING--2.4%
Cox Communications*                        247   $    5,094
Tele-Communications, Cl A*                 635        7,620
                                               ------------
                                                     12,714
                                               ------------
AIRCRAFT--1.4%
McDonnell Douglas                          120        7,320
                                               ------------
AUTOMOTIVE--2.0%
Ford Motor                                 328       10,291
                                               ------------
BANKS--4.8%
Bank of New York                            92        3,381
BankAmerica                                 55        5,541
Citicorp                                    76        8,227
Signet Banking                             276        8,142
                                               ------------
                                                     25,291
                                               ------------
BROADCASTING, NEWSPAPERS & ADVERTISING--0.1%
TCI Satellite Entertainment*                64          498
                                               ------------
CHEMICALS--2.6%
E.I. du Pont de Nemours                    127       13,462
                                               ------------
COMMUNICATIONS EQUIPMENT--4.1%
Ascend Communications*                     177        7,213
Nokia, ADR                                 248       14,481
                                               ------------
                                                     21,694
                                               ------------
COMPUTERS & SERVICES--4.0%
Cisco Systems*                             261       12,561
Seagate Technology*                        182        8,167
                                               ------------
                                                     20,728
                                               ------------
DRUGS--7.7%
Abbott Laboratories                        246       13,835
Johnson & Johnson                          267       14,149
Pfizer                                     147       12,366
                                               ------------
                                                     40,350
                                               ------------
ELECTRICAL SERVICES--1.5%
Texas Utilities                            229        7,843
                                               ------------
ENERGY & POWER--1.1%
Thermo Electron*                           181        5,588
                                               ------------

FINANCIAL SERVICES--4.3%
American Express                           163        9,784
FNMA                                       353       12,752
                                               ------------
                                                     22,536
                                               ------------

FOOD, BEVERAGE & TOBACCO--3.9%
PepsiCo                                    246        8,026
Philip Morris                               47        5,421
Sara Lee                                   173        7,011
                                               ------------
                                                     20,458
                                               ------------
GAS/NATURAL GAS--2.0%
Enron                                      270       10,260
                                               ------------
GLASS PRODUCTS--1.8%
Corning                                    218        9,674
                                               ------------
HOUSEHOLD PRODUCTS--1.1%
Newell                                     175        5,862
                                               ------------
INSURANCE--1.2%
United Healthcare                          128        6,096
                                               ------------
MACHINERY--4.7%
Case                                       164        8,323
General Electric                           165       16,376
                                               ------------
                                                     24,699
                                               ------------
MEASURING DEVICES--0.7%
MTS Systems                                163        3,586
                                               ------------
MEDICAL PRODUCTS & SERVICES--5.2%
Biochem Pharmaceuticals*                   129        5,547
Columbia/HCA Healthcare                    312       10,491
Medtronic                                  183       11,392
                                               ------------
                                                     27,430
                                               ------------
MISCELLANEOUS BUSINESS SERVICES--6.0%
Electronic Data Systems                     86        3,472
First Data                                 134        4,539
Microsoft*                                  77        7,060
Oracle*                                    420       16,215
                                               ------------
                                                     31,286
                                               ------------
MISCELLANEOUS CONSUMER SERVICES--0.8%
Accustaff*                                 240        4,020
                                               ------------
OIL-INTERNATIONAL--7.0%
Amoco                                      126       10,915
Exxon                                       99       10,729
Mobil                                      113       14,761
                                               ------------
                                                     36,405
                                               ------------
PAPER & PAPER PRODUCTS--1.2%
Weyerhaeuser                               138        6,181
                                               ------------
PRINTING & PUBLISHING--1.4%
News, ADR                                  414        7,452
                                               ------------

Description                    Shares/Par (000)  Value (000)
--------------------------------------------------------------------------------

RAILROADS--1.5%
Union Pacific                              139   $    7,888
                                               ------------
REAL ESTATE INVESTMENT TRUSTS--3.5%
National Golf Properties                   159        4,909
Simon Debartolo Group                      451       13,651
                                               ------------
                                                     18,560
                                               ------------
RETAIL--7.0%
Autozone*                                  352        7,920
Intimate Brands                            487        9,192
McDonald's                                 292       13,821
Saks Holdings*                             200        5,773
                                               ------------
                                                     36,706
                                               ------------
SEMI-CONDUCTORS/INSTRUMENTS--2.7%
Intel                                      101       14,052
                                               ------------
SERVICES-PREPACKAGED SOFTWARE--0.7%
Peoplesoft*                                 93        3,720
                                               ------------
SPECIALTY MACHINERY--0.8%
York International                          98        4,112
                                               ------------
TELEPHONES & TELECOMMUNICATION--4.1%
Airtouch Communications*                   137        3,151
L.M. Ericsson Telephone, ADR*              227        7,682
Vodafone, ADR                              242       10,687
                                               ------------
                                                     21,520
                                               ------------
Total Common Stocks
 (Cost $316,088)                                    488,282
                                               ------------
CONVERTIBLE BONDS--2.0%
3Com, 14.4665 Shares
  10.250%, 11/01/01                     $6,900        8,245
General Instrument, 42.1052 Shares
  5.000%, 06/15/00                       2,065        2,158
                                               ------------
Total Convertible Bonds
 (Cost $10,768)                                      10,403
                                               ------------
RELATED PARTY MONEY MARKET FUND--4.1%
First American Prime
 Obligations Fund (A)               21,648,766       21,649
                                               ------------
Total Related Party Money Market Fund
 (Cost $21,649)                                      21,649
                                               ------------
Total Investments--99.4%
 (Cost $348,505)                                    520,334
                                               ------------
Other Assets and Liabilities, Net--0.6%               2,985
                                               ------------

NET ASSETS:
Portfolio shares--Institutional Class
 ($.0001 par value--2 billion authorized)
 based on 36,420,647 outstanding shares          $  326,516
Portfolio shares--Retail Class A
 ($.0001 par value--2 billion authorized)
 based on 486,801 outstanding shares                  5,849
Portfolio shares--Retail Class B
 ($.0001 par value--2 billion authorized)
 based on 495,954 outstanding shares                  6,178
Undistributed net investment income                     636
Accumulated net realized gain on investments         12,311
Net unrealized appreciation of investments          171,829
                                               ------------
Total Net Assets--100.0%                         $  523,319
                                               ============
Net asset value, offering price, and
 redemption price per share--Institutional
 Class                                           $    13.99
                                               ============
Net asset value and redemption price
 per share--Retail Class A                       $    13.95
Maximum sales charge of 4.50% (1)                      0.66
                                               ============
Offering price per share--Retail Class A         $   14.61
                                               ============
Net asset value, and offering price
 per share--Retail Class B (2)                   $    13.87
                                               ============
*    Non-income producing security
(1) The offer price is calculated by dividing the net asset value by 1 minus the maximum sales charge of 4.50%.
(2) Retail Class B has a contingent deferred sales charge. For a description of possible redemption charge, see the notes to the financial statements.
(A) This money market fund is advised by First Bank National Association who also serves as adviser for this Fund. See also the notes to the financial statements.

   ADR--American Depository Receipt
   Cl--Class
   FNMA--Federal National Mortgage Association

The accompanying notes are an integral part of the financial statements.


SPECIAL EQUITY FUND
Description                             Shares   Value (000)
--------------------------------------------------------------------------------

COMMON STOCKS--97.4%
BANKS--3.6%
First Chicago NBD                      132,600   $    7,177
Great Western Financial                189,600        7,655
                                               ------------
                                                     14,832
                                               ------------
CHEMICALS--8.9%
Airgas*                                511,500        8,632
Borden                                 587,100        5,944
H.B. Fuller                            152,400        7,429
Millenium Chemicals                    378,900        7,104
W.R. Grace                             160,900        7,623
                                               ------------
                                                     36,732
                                               ------------
COMMUNICATIONS EQUIPMENT--3.9%
DSP Communications*                    663,100        6,382
General Instrument*                    420,800        9,626
                                               ------------
                                                     16,008
                                               ------------
COMPUTERS & SERVICES--3.6%
Ceridian*                              189,400        6,795
Micron Electronics*                    426,300        8,153
                                               ------------
                                                     14,948
                                               ------------
CONSUMERPRODUCTS--3.8%
Premark International                  340,800        6,773
Tupperware                             265,400        8,891
                                               ------------
                                                     15,664
                                               ------------
ENTERTAINMENT--1.3%
Grand Casinos*                         567,900        5,324
                                               ------------
ENVIRONMENTAL SERVICES--2.0%
Browning Ferris Industries             283,900        8,198
                                               ------------
FINANCIAL SERVICES--3.4%
Advanta, Cl B                          397,900       10,296
Firstplus Financial Group*             128,000        3,856
                                               ------------
                                                     14,152
                                               ------------
FOOD, BEVERAGE & TOBACCO--8.0%
Canandaigua Wine, Cl A*                274,800        7,213
Dean Foods                             189,600        6,565
Dole Food                              286,700       10,823
International Multifoods               421,000        8,631
                                               ------------
                                                     33,232
                                               ------------
INSURANCE--2.6%
IPC Holdings                           246,400        6,006
Nationwide Financial Services*         189,600        4,882
                                               ------------
                                                     10,888
                                               ------------
LEASING & RENTING--1.1%
Prime Service*                         236,800        4,499
                                               ------------
MACHINERY--2.4%
Black & Decker                         312,700       10,045
                                               ------------
MARINE TRANSPORTATION--0.8%
Stolt-Nielsen                          198,800        3,429
                                               ------------
MEDICAL PRODUCTS & SERVICES--5.6%
Integrated Health Services             303,000        8,863
Trigon Healthcare*                     283,800        5,002
Value Health*                          502,000        9,287
                                               ------------
                                                     23,152
                                               ------------
METALS & MINING--3.9%
IMC Global                             265,000        9,573
Potash of Saskatchewan                  85,300        6,483
                                               ------------
                                                     16,056
                                               ------------
MISCELLANEOUS BUSINESS SERVICES--2.3%
Olsten                                 596,600        9,620
                                               ------------
OIL-DOMESTIC--3.8%
USX-Marathon Group                     353,800        9,862
Valero Energy                          160,900        5,853
                                               ------------
                                                     15,715
                                               ------------
PAPER & PAPER PRODUCTS--0.4%
Fort Howard*                            47,300        1,472
                                               ------------
PETROLEUM REFINING--2.1%
Lyondell Petrochemical                 378,600        8,660
                                               ------------
PRINTING & PUBLISHING--2.3%
American Greetings, Cl A               302,900        9,674
                                               ------------
REAL ESTATE INVESTMENT TRUSTS--5.6%
Glimcher Realty Trust                  340,700        6,516
Simon DeBartolo Group                  378,600       11,453
Trizec Hahn                            236,400        5,289
                                               ------------
                                                     23,258
                                               ------------
RETAIL--15.0%
Apple South                            568,400        7,460
Best Buy*                              530,500        5,438
Brinker International*                 852,000       10,757
Costco*                                236,900        6,544
Darden Restaurants                     850,600        6,698
Department 56*                         473,100        8,220
Lone Star Steakhouse & Saloon*         303,200        6,936
Micro Warehouse*                       426,300        5,595
Sunglass Hut International*            596,600        4,176
                                               ------------
                                                     61,824
                                               ------------
SEMI-CONDUCTORS/INSTRUMENTS--3.0%
Atmel*                                 284,100        6,801
Teradyne*                              189,400        5,469
                                               ------------
                                                     12,270
                                               ------------
SPECIALTY CONSTRUCTION--1.3%
Oakwood Homes                          312,600        5,510
                                               ------------
SPECIALTY MACHINERY--2.1%
American Standard*                     189,600        8,532
                                               ------------
STEEL & STEEL WORKS--2.5%
Century Aluminum                       289,100        4,879
J & L Specialty Steel                  445,200        5,342
                                               ------------
                                                     10,221
                                               ------------
TELEPHONES & TELECOMMUNICATION--2.1%
Century Telephone Enterprises          296,400        8,744
                                               ------------
Total Common Stocks
 (Cost $378,522)                                    402,659
                                               ------------
RELATED PARTY MONEY MARKET FUND--4.0%
First American Prime
 Obligations Fund (A)               16,646,566       16,647
                                               ------------
Total Related Party Money Market Fund
 (Cost $16,647)                                      16,647
                                               ------------
Total Investments--101.4%
 (Cost $395,169)                                    419,306
                                               ------------
Other Assets and Liabilities, Net--(1.4%)            (6,004)
                                               ------------

NET ASSETS:
Portfolio shares--Institutional Class
 ($.0001 par value--2 billion authorized)
 based on 19,155,113 outstanding shares          $  311,687
Portfolio shares--Retail Class A
 ($.0001 par value--2 billion authorized)
 based on 1,091,085 outstanding shares               18,286
Portfolio shares--Retail Class B
 ($.0001 par value--2 billion authorized)
 based on 1,075,223 outstanding shares               19,664
Undistributed net investment income                     674
Accumulated net realized gain on investments         38,854
Net unrealized appreciation of investments           24,137
                                               ------------
Total Net Assets--100.0%                         $  413,302
                                               ============
Net asset value, offering price, and redemption
 price per share--Institutional Class            $    19.40
                                               ============
Net asset value and redemption price
 per share--Retail Class A                       $    19.37
Maximum sales charge of 4.50% (1)                      0.91
                                               ============
Offering price per share--Retail Class A         $    20.28
                                               ============
Net asset value, and offering price per
 share--Retail Class B (2)                       $    19.21
                                               ============

*    Non-income producing security
(1) The offer price is calculated by dividing the net asset value by 1 minus the maximum sales charge of 4.50%.
(2) Retail Class B has a contingent deferred sales charge. For a description of possible redemption charge, see the notes to the financial statements.
(A) This money market fund is advised by First Bank National Association who also serves as adviser for this Fund. See also the notes to the financial statements.

   Cl--Class

The accompanying notes are an integral part of the financial statements.


REGIONAL EQUITY
Description                             Shares   Value (000)
--------------------------------------------------------------------------------

INVESTMENT IN SECURITIES OF UNAFFILIATED ISSUERS--77.7%
COMMON STOCKS--77.7%
AUTOMOTIVE--4.9%
Deflecta-Shield*                       207,900   $    1,949
Tower Automotive*                      340,000       13,260
                                               ------------
                                                     15,209
                                               ------------
BANKS--6.6%
Community First Bankshares             350,200       10,856
TCF Financial                          246,900        9,783
                                               ------------
                                                     20,639
                                               ------------
BATTERIES & BATTERY SYSTEMS--0.6%
Bolder Technologies*                   141,600        1,894
                                               ------------
BROADCASTING, NEWSPAPERS & ADVERTISING--0.8%
Lodgenet Entertainment*                249,500        2,620
                                               ------------
CHEMICALS--2.6%
Petrolite                               75,000        4,434
W.H. Brady                             149,500        3,756
                                               ------------
                                                      8,190
                                               ------------
COMMUNICATIONS EQUIPMENT--2.4%
Communications Systems                 440,700        6,060
Transcrypt International*              210,000        1,522
                                               ------------
                                                      7,582
                                               ------------
COMPUTERS & SERVICES--5.7%
Control Data Systems*                  461,500        6,980
Digi International*                    331,300        2,360
Valmont Industries                     213,600        8,330
                                               ------------
                                                     17,670
                                               ------------
DRUGS--2.6%
Lifecore Biomedical*                   459,500        6,835
Orphan Medical* (B)                    242,000        1,331
                                               ------------
                                                      8,166
                                               ------------
ENTERTAINMENT--0.9%
Grand Casinos*                         290,000        2,719
                                               ------------
FOOD, BEVERAGE & TOBACCO--2.4%
International Multifoods               207,900        4,262
Michael Foods                          302,600        3,139
                                               ------------
                                                      7,401
                                               ------------
GAS/NATURAL GAS--1.5%
Western Gas Resources                  256,700        4,621
                                               ------------
INSURANCE--3.5%
Amerin*                                300,100        6,040
MMI                                    187,300        4,776
                                               ------------
                                                     10,816
                                               ------------
MACHINERY--15.9%
Alliant Techsystems*                    81,200        3,421
Applied Power                          230,300        9,673
BMC Industries                         162,500        4,591
Check Technology*                      147,500        1,069
Donaldson                              241,100        8,378
Idex                                   218,100        5,125
Pentair                                250,000        7,219
SPX                                    216,000        9,801
                                               ------------
                                                     49,277
                                               ------------
MEDICAL PRODUCTS & SERVICES--5.1%
Angeion*                               456,500        1,883
ATS Medical*                           193,750        1,308
CNS*                                   279,000        2,755
Dynamic Healthcare Technologies*       291,100        2,001
Empi*                                  246,700        4,256
Nellcor Puritan Bennett*               207,628        3,659
                                               ------------
                                                     15,862
                                               ------------
METALS & MINING--2.0%
Titanium Metals*                       125,000        3,172
Varlen                                 153,940        3,002
                                               ------------
                                                      6,174
                                               ------------
MISCELLANEOUS BUSINESS SERVICES--3.9%
National Computer Systems              453,000       11,438
Summit Medical Systems*                197,700          643
                                               ------------
                                                     12,081
                                               ------------
MISCELLANEOUS CONSUMER SERVICES--2.2%
Regis                                  394,400        6,902
                                               ------------
PETROLEUM & FUEL PRODUCTS--0.6%
St. Mary Land & Exploration             77,200        1,988
                                               ------------
PRINTING & PUBLISHING--2.4%
IPI*                                   171,100          556
Merrill                                281,000        6,744
                                               ------------
                                                      7,300
                                               ------------
RETAIL--6.2%
Buffets*                               440,700        3,168
Department 56*                         316,100        5,492
Fingerhut                              520,900        7,293
Vicorp Restaurants*                    249,500        3,181
                                               ------------
                                                     19,134
                                               ------------
SEMI-CONDUCTORS/INSTRUMENTS--1.5%
Hutchinson Technology*                 168,000        4,788
                                               ------------
WHOLESALE--3.4%
A.M. Castle                            173,450        3,014
Ballantyne of Omaha*                   351,400        5,403
Hawkins Chemical                       302,505        2,080
                                               ------------
                                                     10,497
                                               ------------
Total Common Stocks
 (Cost $205,294)                                    241,530
                                               ------------
Total Investment in Securities of
 Unaffiliated Issuers
 (Cost $205,294)                                    241,530
                                               ------------
RELATED PARTY MONEY MARKET FUNDS--8.2%
First American Government
 Obligations Fund (A)                9,981,768        9,982
First American Prime
 Obligations Fund (A)               15,590,902       15,591
                                               ------------
Total Related Party Money Market Funds
 (Cost $25,573)                                      25,573
                                               ------------
INVESTMENTS IN COMMON STOCK OF AFFILIATES--14.1%
Aetrium* (B)                           686,000        9,004
Alternate Postal Delivery* (B)         236,500          709
Appliance Recycling Centers
 of America* (B)                        64,975          179
Audio King* (B)                        274,400          446
Dura Automotive Systems* (B)           163,900        3,852
Mosaix* (B)                            604,800        7,711
Norstan* (B)                           536,300        8,313
Onelink Communications* (B)            403,300          655
Premis* (B)                            176,400          507
Rehabilicare* (B)                      415,800        1,195
Sport-Haley* (B)                       273,000        4,539
TSI (B)                                715,200        6,794
                                               ------------
Total Investments in Common Stock of Affiliates
 (Cost $35,586)                                      43,904
                                               ------------
Total Investments--100.0%
 (Cost $266,453)                                    311,007
                                               ------------
Other Assets and Liabilities, Net--0.0%                   2
                                               ------------

NET ASSETS:
Portfolio shares--Institutional Class
 ($.0001 par value--2 billion authorized)
 based on 15,043,523 outstanding shares          $  212,501
Portfolio shares--Retail Class A
 ($.0001 par value--2 billion authorized)
 based on 1,477,136 outstanding shares               20,615
Portfolio shares--Retail Class B
 ($.0001 par value--2 billion authorized)
 based on 1,701,200 outstanding shares               28,206
Undistributed net investment income                     111
Accumulated net realized gain on investments          5,022
Net unrealized appreciation of investments           44,554
                                               ------------
Total Net Assets--100.0%                         $  311,009
                                              =============
Net asset value, offering price, and
 redemption price per share--Institutional
 Class                                           $    17.09
                                               ============
Net asset value and redemption price
 per share--Retail Class A                       $    17.07
Maximum sales charge of 4.50% (1)                      0.80
                                               ============
Offering price per share--Retail Class A         $    17.87
                                               ============
Net asset value, and offering price
 per share--Retail Class B (2)                   $    16.83
                                               ============
*    Non-income producing security
(1) The offer price is calculated by dividing the net asset value by 1 minus the maximum sales charge of 4.50%.
(2) Retail Class B has a contingent deferred sales charge. For a description of possible redemption charge, see the notes to the financial statements.
(A) These money market funds are advised by First Bank National Association who also serves as adviser for this Fund. See also the notes to the financial statements.
(B) Investments are representing five percent or more of the outstanding voting securities of the issuer, and is or was an affiliate, as defined in the Investment Company Act of 1940 at or during the semi-annual period ended March 31, 1997.


The activity for investments in Common Stock of Affiliates is as follows:

                       Shares at        Shares at                                                      Realized
Description            09/30/96         03/31/97                  Difference        Dividends        Gains (Losses)
----------------      -----------      -----------                -----------       -----------       -----------
Aequitrion
   Medical/
   Nellcor            $   453,900      $   207,628+               $  (246,272)      $      --         $    47,106
Aetrium                   700,400          686,000                    (14,400)             --              73,808
Alternate Postal
   Delivery               241,500          236,500                     (5,000)             --             (12,500)
Appliance
   Recycling
   Centers                265,400           64,975                    (200,425)            --             (32,564)
Audio King                280,200          274,400                     (5,800)             --             (10,150)
Dura Automotive
   Systems                130,100          163,900                     33,800              --              22,983
Marketlink/
   Onelink                411,800          403,300                     (8,500)             --             (10,625)
Digital Systems/
   Mosaix                 424,500          604,800                    180,300              --              25,400
Norstan                   547,600          536,300                    (11,300)             --              94,638
Premis                    107,800          176,400                     68,600              --               2,875
Rehablicare               424,500          415,800                     (8,700)             --               2,175
Sport Haley               278,700          273,000                     (5,700)             --              26,363
TSI                       730,200          715,200                    (15,000)           36,135            93,750
----------------      -----------      -----------                -----------       -----------       -----------
                        4,996,600        4,758,203                   (238,397)           36,135           323,259

+ At March 31, 1997, these securities were not considered common stock affiliates.


The accompanying notes are an integral part of the financial statements.


EMERGING GROWTH FUND
Description                             Shares   Value (000)
--------------------------------------------------------------------------------

COMMON STOCKS--97.6%
AEROSPACE & DEFENSE--2.9%
Remec*                                  53,000   $    1,139
Tracor*                                 96,000        2,232
                                               ------------
                                                      3,371
                                               ------------
AIRCRAFT--2.0%
BE Aerospace*                           94,000        2,303
                                               ------------
APPAREL/TEXTILES--0.4%
Culp                                    29,000          500
                                               ------------
AUTOMOTIVE--3.6%
Deflecta-Shield*                       121,000        1,134
Tower Automotive*                       78,000        3,042
                                               ------------
                                                      4,176
                                               ------------
BANKS--0.1%
Bank United, Cl A                        3,000           88
                                               ------------
BATTERIES & BATTERY SYSTEMS--1.3%
Bolder Technologies*                   115,000        1,538
                                               ------------
BICYCLES & BICYCLE PARTS--1.0%
Cannondale*                             64,000        1,184
                                               ------------
BROADCASTING, NEWSPAPERS & ADVERTISING--3.9%
Bell Cablemedia, ADR*                   47,000          740
Getty Communications, ADR*             105,000        1,575
NTL*                                    69,200        1,488
Pricellular, Cl A*                      81,444          672
                                               ------------
                                                      4,475
                                               ------------
CHEMICALS--2.3%
Applied Extrusion Technologies*         69,000          750
Cambrex                                 55,500        1,859
                                               ------------
                                                      2,609
                                               ------------
COMMUNICATIONS EQUIPMENT--6.3%
Affinity Technology*                    15,000           81
Checkpoint Systems*                     90,000        1,541
Communications Systems                  90,000        1,237
CTC Communications*                    100,000          725
Harmonic Lite*                          63,000          866
Medialink Worldwide*                   145,000          924
PictureTel*                             38,000          451
Ultrak*                                 85,000        1,530
                                               ------------
                                                      7,355
                                               ------------
COMPUTERS & SERVICES--3.7%
Accent Color Sciences*                 142,000          728
Apex PC Solutions*                     134,000        1,139
HMT Technology*                         95,000        1,164
Imnet Systems*                          53,200          798
Mackie Designs*                         65,000          479
                                               ------------
                                                      4,308
                                               ------------
DRUGS--0.9%
Idexx Laboratories*                     75,000        1,050
                                               ------------
ENERGY & POWER--1.8%
Calenergy*                              60,000        2,040
                                               ------------
FINANCIAL SERVICES--2.3%
Advanta, Cl A                           19,500          524
Advanta, Cl B                           32,000          828
BISYS Group*                            40,000        1,260
                                               ------------
                                                      2,612
                                               ------------
FOOD, BEVERAGE & TOBACCO--1.7%
Consolidated Cigar Holdings*            85,000        2,008
                                               ------------
HOME APPLIANCES--0.3%
Molten Metal Technology*                42,000          367
                                               ------------
HOUSEHOLD PRODUCTS--0.8%
Coleman*                                70,000          936
                                               ------------
INSURANCE--5.7%
Amerin*                                119,000        2,395
Meadowbrook Insurance Group             16,300          373
United Payors & United Providers*      100,000        1,425
Vesta Insurance Group                   67,000        2,387
                                               ------------
                                                      6,580
                                               ------------
LEISURE--0.5%
T-HQ*                                  100,000          619
                                               ------------
MACHINERY--4.0%
Electric Fuel*                         163,000          876
Shaw Group*                             99,500        2,276
Sinter Metals*                          53,000        1,458
                                               ------------
                                                      4,610
                                               ------------
MEASURING DEVICES--1.0%
Quickturn Design Systems*               70,000        1,120
                                               ------------
MEDICAL PRODUCTS & SERVICES--13.4%
ATS Medical*                           160,900        1,086
Closure Medical*                        70,000        1,033
Conceptus*                             110,300        1,406
Healthsource*                           68,500        1,404
Medical Alliance*                       76,000          837
Nitinol Medical Technologies*          134,000        1,072
Qiagen*                                 77,000        2,560
Quorum Health Group*                    75,000        2,316
Spine-Tech*                             56,000        1,596
Vencor*                                 60,000        2,273
                                               ------------
                                                     15,583
                                               ------------
METALWORKING, MACHINERY, & EQUIPMENT--1.9%
Greenfield Industries                   70,000        1,531
Wolverine Tube*                         25,000          650
                                               ------------
                                                      2,181
                                               ------------
MISCELLANEOUS BUSINESS SERVICES--11.1%
Affymetrix*                              3,800          103
Arbor Software*                         27,000          675
BA Merchant Services*                   30,000          413
CCC Information Services Group*         24,000          300
Crystal Systems Solutions*              96,000        1,152
Dynamic Healthcare Technologies*       150,000        1,031
Harbinger*                              33,000          726
Keane*                                  84,500        2,778
ONTRACK Data International*             69,500        1,043
Pegasystems*                            38,000          765
Planning Sciences International, ADR*   51,600          464
QuadraMed*                             133,000        1,413
Spatial Technology*                     94,200          259
Staffmark*                             120,000        1,575
Versatility*                            12,500          122
                                               ------------
                                                     12,819
                                               ------------
MISCELLANEOUS CONSUMER SERVICES--1.3%
Steiner Leisure Limited*                61,500        1,491
                                               ------------
MISCELLANEOUS MANUFACTURING--0.6%
Special Metals*                         40,000          700
                                               ------------
OIL-DOMESTIC--5.2%
Belden & Blake*                         64,800        1,677
Cairn Energy USA*                      175,000        2,013
Petroleum Geo Services, ADR*            55,000        2,365
                                               ------------
                                                      6,055
                                               ------------
PETROLEUM & FUEL PRODUCTS--1.4%
Global Industries*                      75,000        1,603
                                               ------------
PROFESSIONAL SERVICES--0.8%
Firearms Training Systems*              75,000          938
                                               ------------
REAL ESTATE INVESTMENT TRUSTS--0.7%
Golf Trust of America*                  32,000          780
                                               ------------
RETAIL--4.9%
BAB Holdings*                          197,500          802
Buffets*                               146,250        1,051
Coldwater Creek*                         7,500          104
Cooker Restaurant                      130,000        1,365
Eagle Hardware & Garden*                75,000        1,350
New York Bagel*                         40,000          175
Stage Stores*                           40,000          880
                                               ------------
                                                      5,727
                                               ------------
SEMI-CONDUCTORS/INSTRUMENTS--1.5%
Advanced Energy Industries*            140,000        1,050
Aetrium*                                54,000          709
                                               ------------
                                                      1,759
                                               ------------
SERVICES-PREPACKAGED SOFTWARE--5.1%
BTG*                                   150,000        2,625
Geoworks*                               55,000          364
Hyperion Software*                      53,000          875
National Instruments*                   44,000        1,419
Platinum Technology*                    55,000          653
                                               ------------
                                                      5,936
                                               ------------
SERVICES-SECURITY--0.5%
ITI Technologies*                       43,000          613
                                               ------------
TELEPHONES & TELECOMMUNICATION--2.0%
American Paging*                        55,000          193
Broadband Technologies*                 46,000          420
Brooks Fiber Properties*                32,000          572
Lightbridge*                            77,000          529
Metro One Telecommunications*           80,000          480
Metrocall*                              38,011          157
                                               ------------
                                                      2,351
                                               ------------
WHOLESALE--0.7%
Neuromedical Systems*                   61,000          610
Telcom Semiconductor*                   51,000          249
                                               ------------
                                                        859
                                               ------------
Total Common Stocks
 (Cost $107,563)                                    113,244
                                               ------------
PREFERRED CONVERTIBLE STOCK--0.3%
MISCELLANEOUS BUSINESS SERVICES--0.3%
Network Imaging                         26,000          371
                                               ------------
Total Preferred Convertible Stock
 (Cost $527)                                            371
                                               ------------
RIGHTS--0.0%
Metrocall*                              38,011           --
                                               ------------
Total Rights
 (Cost $0)                                               --
                                               ------------
RELATED PARTY MONEY MARKET FUND--3.8%
First American Prime
 Obligations Fund (A)                4,356,988        4,357
                                               ------------
Total Related Party Money Market Fund
 (Cost $4,357)                                        4,357
                                               ------------
Total Investments--101.7%
 (Cost $112,447)                                    117,972
                                               ------------
Other Assets and Liabilities, Net--(1.7%)            (1,947)
                                               ------------

NET ASSETS:
Portfolio shares--Institutional Class
 ($.0001 par value--2 billion authorized)
 based on 8,819,046 outstanding shares           $  103,896
Portfolio shares--Retail Class A
 ($.0001 par value--2 billion authorized)
 based on 171,168 outstanding shares                  2,171
Portfolio shares--Retail Class B
 ($.0001 par value--2 billion authorized)
 based on 63,742 outstanding shares                     841
Accumulated net investment loss                        (172)
Accumulated net realized gain on investments          3,764
Net unrealized appreciation of investments            5,525
                                               ------------
Total Net Assets--100.0%                         $  116,025
                                               ============
Net asset value, offering price, and
 redemption price per share--Institutional
 Class                                           $    12.82
                                               ============
Net asset value and redemption
 price per share--Retail Class A                 $    12.78
Maximum sales charge of 4.50% (1)                      0.60
                                               ============
Offering price per share--Retail Class A         $    13.38
                                               ============
Net asset value, and offering price
 per share--Retail Class B (2)                   $    12.52
                                               ============
*    Non-income producing security
(1) The offer price is calculated by dividing the net asset value by 1 minus the maximum sales charge of 4.50%.
(2) Retail Class B has a contingent deferred sales charge. For a description of possible redemption charge, see the notes to the financial statements.
(A) This money market fund is advised by First Bank National Association who also serves as adviser for this Fund. See also the notes to the financial statements.

   ADR--American Depository Receipt
   Cl--Class

The accompanying notes are an integral part of the financial statements.


INTERNATIONAL FUND
Description                    Shares/Par (000)  Value (000)
--------------------------------------------------------------------------------


FOREIGN COMMON STOCKS--89.1%
BRAZIL--1.5%
Telecom Brasileiras, ADR                23,700   $    2,426
                                               ------------
CANADA--2.9%
Canada Pacific                          16,800          401
Canadian Imperial Bank                  25,300          572
Canadian Natural Resource*              26,000          629
Midland Walwyn                          43,900          387
Northern Telecom                        16,400        1,072
Royal Bank of Canada                    24,100          935
Tailsman Energy                         22,800          677
                                               ------------
                                                      4,673
                                               ------------
FINLAND--0.8%
AMER Group, Cl A*                       25,200          523
Nokia, ADR*                              5,800          338
Pohjola Vakuutusosakeyhtio BF           18,700          505
                                               ------------
                                                      1,366
                                               ------------
FRANCE--10.2%
Cap Gemini Sogeti                       18,200        1,107
Carrefour Supermarkets                     600          373
Elf Aquitaine                           31,100        3,197
L'Oreal                                  7,520        2,636
Michelin, Cl B                          33,500        1,996
Rhone Poulenc, Cl A                     57,900        1,963
Schneider                               14,800          849
SGS Thomson Microelectronics             7,500          528
Total Compaigne, Cl B                   25,700        2,229
Valeo                                   25,000        1,684
                                               ------------
                                                     16,562
                                               ------------
GERMANY--11.5%
Adidas                                  18,400        2,065
Bayer                                   88,000        3,688
Bayerisch Moteren Werke                  1,150          936
Bayerische Hypotheken                   10,800          376
Daimler Benz*                           38,300        3,078
Deutsche Babcock*                       17,300          787
Hoechst                                 30,500        1,232
Mannesmann                               5,000        1,903
Schering                                18,500        1,863
SGL Carbon                               3,700          502
Veba                                    26,100        1,493
Volkswagen                               1,300          714
                                               ------------
                                                     18,637
                                               ------------
HONG KONG--6.7%
Bank of East Asia                      207,600          705
Cheung Kong Holdings                   279,000        2,458
Citic Pacific                          268,700        1,332
Henderson Land Development             159,000        1,318
HSBC Holdings                           91,200        2,119
New World Development                  185,000          998
Sun Hung Kai Properties                180,000        1,905
                                               ------------
                                                     10,835
                                               ------------
IRELAND--1.3%
Elan, ADR*                              63,500        2,167
                                               ------------
ITALY--3.0%
Gucci Group, ADR                        27,700        1,998
Seat                                    95,000           33
Seat Savings                           116,000           26
STET                                   260,000        1,137
STET Savings                           116,000          412
Telecom Italia Mobile                  442,000        1,273
                                               ------------
                                                      4,879
                                               ------------
JAPAN--12.9%
Aisin Seiki                             47,000          635
Bridgestone                             40,000          751
Canon                                   95,000        2,036
Eisai                                   37,000          634
Fuji Photo Film                         23,000          757
Honda Motor                             40,000        1,194
Ricoh                                   62,000          707
Sankyo                                 107,000        2,951
Sony                                    44,300        3,100
Sumitomo Electric                       29,000          394
Takeda Chemical                        150,000        3,143
TDK                                     32,000        2,200
Tokyo Electronics                       24,200          803
Toyota Motor                            64,000        1,620
                                               ------------
                                                     20,925
                                               ------------
MALAYSIA--1.2%
Arab-Malaysian Merchant Bank*           98,000          815
AMMB Holdings Bond Rights*              98,000           13
AMMB Holdings Loan Stock Rights*        98,000            9
Malayan Banking                         66,000          753
Sime Darby                              98,000          358
                                               ------------
                                                      1,948
                                               ------------
MEXICO--1.2%
Grupo Carso, ADS                        25,900          310
Grupo Elektra                           59,000          554
Grupo Financiero Inbursa, Cl B          96,000          342
Grupo Imsa*                             15,000          349
Grupo Posadas, Cl A*                   825,000          416
Grupo Synkro, ADR*                     275,000           14
                                               ------------
                                                      1,985
                                               ------------
NETHERLANDS--11.1%
ABN Amro Holdings                       15,800        1,087
Aegon                                    6,000          423
Akzo                                    16,600        2,385
AMEV                                     6,950          271
ASM Lithography Holdings*                6,900          517
Baan, ADR*                              11,400          509
Elsevier                                89,000        1,448
Getronics*                              26,700          868
Ing Groep                               56,100        2,211
Nutricia Vernide Bedrijven               6,100          943
Royal Dutch Petroleum                   17,500        3,179
Unilever                                 9,100        1,778
Vendex International                     8,500          402
Wolters Kluwer                          16,500        1,988
                                               ------------
                                                     18,009
                                               ------------
NORWAY--0.2%
Saga Petroleum, Cl A                    19,800          343
                                               ------------
PHILIPPINES--0.0%
San Miguel, Cl B                        18,100           63
                                               ------------
PORTUGAL--0.6%
Portugal Telecom, ADR                   26,900          989
                                               ------------
SOUTH KOREA--0.0%
Samsung Electric 1/2 Voting, GDR (A)         1           --
                                               ------------
SPAIN--1.3%
Telefonica de Espana                    89,700        2,157
                                               ------------
SWEDEN--6.6%
Asea Brown Boveri Group                 15,750        1,775
Astra, Cl B                             54,000        2,526
Atlas Copco, Cl B                       30,900          771
Autoliv                                 18,000          773
Ericsson Telephone, ADR                131,000        4,429
Securitas, Cl B                         12,300          351
                                               ------------
                                                     10,625
                                               ------------
SWITZERLAND--5.6%
Adecco*                                  5,650        1,831
CS Holdings, Registered*                21,500        2,567
Novartis, Registered*                    1,965        2,425
Roche Holdings                             266        2,288
                                               ------------
                                                      9,111
                                               ------------
UNITED KINGDOM--10.5%
British Aerospace                       11,300          254
British Petroleum                      218,800        2,542
British Sky Broadcasting, ADR           20,400        1,237
Enterprise Oil                         129,000        1,377
Granada Group                           29,300          442
Land Securities                         42,800          544
Logica                                  54,000          854
Next                                    79,400          814
Siebe                                  139,500        2,355
SmithKline Beecham                     217,700        3,233
Zeneca Group                           114,000        3,304
                                               ------------
                                                     16,956
                                               ------------
Total Foreign Common Stocks
 (Cost $127,581)                                    144,656
                                               ------------
FOREIGN PREFERRED STOCKS--4.6%
BRAZIL--2.0%
Electrobras, Cl B                    4,705,000        2,025
Petrol Brasileiros                   5,960,000        1,184
                                               ------------
                                                      3,209
                                               ------------
FINLAND--1.3%
Nokia, Cl A                             34,800        2,094
                                               ------------
GERMANY--1.3%
SAP                                     12,900        2,193
                                               ------------
Total Foreign Preferred Stocks
 (Cost $7,273)                                        7,496
                                               ------------
REPURCHASE AGREEMENT--6.5%
Merrill Lynch 6.337%, dated 03/31/97,
 matures 04/01/97, repurchase price
 $10,521,755 (collateralized by various
 U.S. Treasury STRIPS, total par value
 $14,688,000, 5.750%-8.625%, 05/15/97-08/15/04:
 total market value $10,731,534)       $10,520       10,520
                                               ------------
Total Repurchase Agreement
 (Cost $10,520)                                      10,520
                                               ------------
Total Investments--100.2%
 (Cost $145,374)                                    162,672
                                               ------------
Other Assets and Liabilities, Net--(0.2%)              (291)
                                               ------------

NET ASSETS:
Portfolio Shares--Institutional Class
 ($.0001 par value--2 billion authorized)
 based on 14,529,892 outstanding shares         $   144,624
Portfolio Shares--Retail Class A
 ($.0001 par value--2 billion authorized)
 based on 191,439 outstanding shares                  1,845
Portfolio Shares--Retail Class B
 ($.0001 par value--2 billion authorized)
 based on 134,537 outstanding shares                  1,339
Undistributed net investment income                   4,721
Accumulated net realized loss on
 investments                                         (6,528)
Net unrealized depreciation of forward
 foreign currency contracts, foreign
 currency and translation of other assets
 and liabilities in foreign currency                   (918)
Net unrealized appreciation on investments           17,298
                                               ------------
Total Net Assets--100.0%                        $   162,381
                                               ============
Net asset value, offering and redemption
 price per share--Institutional Class           $     10.93
                                               ============
Net asset value and redemption price
 per share--Retail Class A                      $     10.92
Maximum sales charge of 4.50% (1)                      0.51
                                               ============
Offering price per share--Retail Class A        $     11.43
                                               ============
Net asset value and offering price
 per share--Retail Class B (2)                  $     10.77
                                               ============

*   Non-income producing security
(1) The offer price is calculated by dividing the net asset value by 1 minus the maximum sales charge of 4.50%.
(2) Retail Class B has a contingent deferred sales charge. For a description of a possible redemption charge, see the notes to the financial statements.
(A) Securities sold within the terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other accredited investors.

   ADR--American Depository Receipts
   ADS--American Depository Shares
   Cl--Class
   GDR--Global Depository Receipts
   STRIPS--Separately Traded Registered and Interest Principal Securities

The accompanying notes are an integral part of the financial statements.


HEALTH SCIENCES FUND
Description                             Shares   Value (000)
--------------------------------------------------------------------------------

COMMON STOCKS--96.5%
CHEMICALS--3.9%
Cambrex                                 42,600   $    1,427
                                               ------------
DRUGS--10.8%
Aastrom Biosciences*                    30,000          172
Alliance Pharmaceutical*                32,000          388
Chirex*                                 22,700          233
Columbia Laboratories*                  13,800          169
Galagen*                                36,300           93
Immulogic Pharmaceutical*               28,700          126
R.P. Scherer*                           21,500        1,115
Sepracor*                               21,100          487
SmithKline Beecham, ADR                 16,500        1,155
                                               ------------
                                                      3,938
                                               ------------
ELECTRICAL TECHNOLOGY--0.9%
Photoelectron*                          45,000          326
                                               ------------
INSURANCE--5.0%
Pacificare Health Systems, Cl B*        10,200          880
United Healthcare                       20,000          952
                                               ------------
                                                      1,832
                                               ------------
MACHINERY--1.3%
Pall                                    20,000          462
                                               ------------
MEDICAL PRODUCTS & SERVICES--56.8%
Affymetrix*                              1,200           32
Algos Pharmaceuticals*                  15,000          251
American Oncology Resources*            16,800          147
Angeion*                                70,000          289
Applied Biometrics*                     13,000          122
Arrow International                     18,400          557
ATS Medical*                            83,475          563
Biochem Pharmaceuticals*                20,000          860
Boston Biomedical*                      55,000          522
Boston Scientific*                      20,622        1,273
Cambridge Heart*                        45,000          512
Closure Medical*                        50,000          737
Columbia/HCA Healthcare                 20,378          685
Conceptus*                              35,000          446
Elan, ADR*                              23,400          799
Genesis Health Ventures*                29,200          913
Health Management Associates, Cl A*     32,000          760
Idexx Laboratories*                     50,200          703
Integrated Health Services              25,000          731
Medical Alliance*                       24,000          264
Medtronic                               21,900        1,363
Micro Therapeutics*                     55,000          392
Neuromedical Systems*                   25,950          260
Nitinol Medical Technologies*           50,000          400
Novoste*                                10,000          150
Physio-Control International*           50,300          698
Physiometrix*                           50,000          175
Qiagen*                                 29,800          991
Quorum Health Group*                    49,200        1,519
Sano*                                   26,500          311
Spine-Tech*                             37,200        1,060
Superior Consultants*                   20,000          355
Urologix*                                1,000           17
Vencor*                                 32,700        1,239
Ventana Medical Systems*                41,400          580
                                               ------------
                                                     20,676
                                               ------------
MISCELLANEOUS BUSINESS SERVICES--2.1%
QuadraMed*                              42,000          446
Quality Systems*                        23,000          167
Transition Systems*                     11,500          135
                                               ------------
                                                        748
                                               ------------
REAL ESTATE INVESTMENT TRUSTS--8.0%
Healthcare Realty Trust                 37,300        1,021
National Health Investors               26,600          988
Nationwide Health Properties            41,400          885
                                               ------------
                                                      2,894
                                               ------------
SERVICES-PREPACKAGED SOFTWARE--2.1%
Enterprise Systems*                      8,700          196
Imnet Systems*                          38,200          573
                                               ------------
                                                        769
                                               ------------
TESTING LABORATORIES--0.4%
Clintrials Research*                    18,000          153
                                               ------------
WHOLESALE--5.2%
Cardinal Health                         15,000          816
Patterson Dental*                       31,350        1,066
                                               ------------
                                                      1,882
                                               ------------
Total Common Stocks
 (Cost $31,489)                                      35,107
                                               ------------
RELATED PARTY MONEY MARKET FUND--3.4%
First American Prime
 Obligations Fund (A)                1,238,847        1,239
                                               ------------
Total Related Party Money Market Fund
 (Cost $1,239)                                        1,239
                                               ------------
Total Investments--99.9%
 (Cost $32,728)                                      36,346
                                               ------------
Other Assets and Liabilities, Net--0.1%                  39
                                               ------------

NET ASSETS:
Portfolio shares--Institutional Class
 ($.0001 par value--2 billion authorized)
 based on 3,649,173 outstanding shares           $   30,185
Portfolio shares--Retail Class A
 ($.0001 par value--2 billion authorized)
 based on 69,354 outstanding shares                     680
Portfolio shares--Retail Class B
 ($.0001 par value--2 billion authorized)
 based on 41,018 outstanding shares                     398
Distribution in excess of net investment income         (15)
Accumulated net realized gain on investments          1,519
Net unrealized appreciation of investments            3,618
                                               ------------
Total Net Assets--100.0%                         $   36,385
                                               ============
Net asset value, offering price, and
 redemption price per share--Institutional
 Class                                           $     9.68
                                               ============
Net asset value and redemption price
 per share--Retail Class A                       $     9.67
Maximum sales charge of 4.50% (1)                      0.46
                                               ============
Offering price per share--Retail Class A         $    10.13
                                               ============
Net asset value, and offering price
 per share--Retail Class B (2)                   $     9.58
                                               ============

*    Non-income producing security
(1) The offer price is calculated by dividing the net asset value by 1 minus the maximum sales charge of 4.50%.
(2) Retail Class B has a contingent deferred sales charge. For a description of possible redemption charge, see the notes to the financial statements.
(A) This money market fund is advised by First Bank National Association who also serves as adviser for this Fund. See also the notes to the financial statements.

   ADR--American Depository Receipt
   Cl--Class

The accompanying notes are an integral part of the financial statements.


TECHNOLOGY FUND
Description                             Shares   Value (000)
--------------------------------------------------------------------------------

COMMON STOCKS--96.9%
AEROSPACE & DEFENSE--1.3%
Remec*                                  66,700   $    1,434
                                               ------------
BROADCASTING, NEWSPAPERS &
   ADVERTISING--1.1%
CKS Group*                              61,100        1,283
                                               ------------
COMMUNICATIONS EQUIPMENT--22.5%
ADC Telecommunications*                 45,400        1,220
Ascend Communications*                 128,000        5,216
Ciena*                                  31,500          896
Fore Systems*                           75,000        1,125
Harmonic Lite*                          67,300          925
Ericsson Telephone, ADR                 60,000        2,029
Larscom, Cl A*                          50,000          419
MRV Communications*                     70,000        1,558
Nokia, ADR                              63,000        3,670
Novatel*                               175,000          962
Orckit Communications*                 120,000        1,260
Tellabs*                                60,000        2,167
U.S. Robotics*                          54,000        2,990
Viasat*                                100,000          937
                                               ------------
                                                     25,374
                                               ------------
COMPUTERS & SERVICES--6.2%
Accent Color Sciences*                 158,000          810
Apex PC Solutions*                     141,000        1,198
Harman International                    20,900          700
HMT Technology*                         66,200          811
Imnet Systems*                          38,600          579
Procom Technology*                      80,000          840
Seagate Technology*                     45,000        2,019
                                               ------------
                                                      6,957
                                               ------------
MISCELLANEOUS BUSINESS SERVICES--8.4%
BA Merchant Services*                   50,000          687
BTG*                                   102,200        1,789
CCC Information Services Group*         26,900          336
Checkfree*                              52,700          639
Claremont Technology Group*             24,900          585
Computer Learning Centers*              35,000        1,146
Dynamic Healthcare Technologies*       142,000          976
Harbinger*                              65,400        1,439
Neuromedical Systems*                   24,300          243
ONTRACK Data International*             75,500        1,133
VDI Media*                              80,000          550
                                               ------------
                                                      9,523
                                               ------------
SEMI-CONDUCTORS/INSTRUMENTS--13.8%
Adaptec*                                55,000        1,966
Advanced Micro Devices*                 40,000        1,660
Advanced Technology Materials*          40,000          690
ANADIGICS*                              16,510          446
CFM Technologies*                       30,000          889
Hutchinson Technology*                  40,000        1,140
Intel                                   22,000        3,061
LSI Logic*                              46,500        1,616
Neomagic*                               10,000          126
Quickturn Design Systems*               85,500        1,368
SDL*                                    12,300          211
SGS-Thomson Microelectronics*           36,600        2,420
                                               ------------
                                                     15,593
                                               ------------
SERVICES-PREPACKAGED SOFTWARE--42.8%
4front Software International*          70,500          212
Arbor Software*                         80,600        2,015
Broadvision*                           169,600        1,442
BMC Software*                           30,000        1,384
Cognos*                                 57,000        1,482
Crystal Systems Solutions*             104,000        1,248
Dataworks*                              40,000          580
Dr Solomon's Group Plc, ADR*            60,000        1,320
E*trade Group*                          98,000        1,764
Edify*                                  80,000          870
Electronic Arts*                        50,400        1,342
Forte Software*                         72,400        1,665
Geoworks*                               40,000          265
HNC Software*                           54,600        1,426
I2 Technologies*                        42,000        1,386
ILOG, ADR*                              40,000          290
Industri-Matematik International*      150,000        1,200
Infinity Financial*                     88,000        1,518
Intelligroup*                           20,000          202
Interlinq Software*                     50,000          194
JDA Software Group*                     50,000        1,019
Level 8 Systems*                       104,700        1,387
Maxis*                                  58,000          428
Mechanical Dynamics*                    99,500          721
Metatools*                              42,000          420
Mosaix*                                 54,000          688
National Instruments*                   61,900        1,996
Open Market*                            57,000          563
Oracle*                                 58,000        2,237
Parametric Technology*                  60,000        2,708
Pegasystems*                            60,000        1,208
Peoplesoft*                             72,000        2,880
Pure Atria*                             67,500        1,152
Planning Sciences International
  Plc, ADR*                             29,000          261
Rational Software*                      41,022          846
Red Brick Systems*                      80,000        1,120
Sapient*                                19,100          611
Spatial Technology*                    105,800          291
Spectrum Holobyte*                     147,200          920
Synopsys*                               50,200        1,255
Template Software*                      50,000          456
Trusted Information Systems*            80,300        1,044
Veritas Software*                       50,000        1,481
Versant Object Technology*              64,900          576
White Pine Software*                    30,000          113
                                               ------------
                                                     48,186
                                               ------------
TELEPHONES & TELECOMMUNICATION--0.8%
Lightbridge*                           134,400          924
                                               ------------
Total Common Stocks
 (Cost $114,241)                                    109,274
                                               ------------
RELATED PARTY MONEY MARKET FUND--3.9%
First American Prime
 Obligations Fund (A)                4,388,725        4,389
                                               ------------
Total Related Party Money Market Fund
 (Cost $4,389)                                        4,389
                                               ------------
Total Investments--100.8%
 (Cost $118,630)                                    113,663
                                               ------------
Other Assets and Liabilities, Net--(0.8%)              (872)
                                               ------------

NET ASSETS:
Portfolio shares--Institutional Class
 ($.0001 par value--2 billion authorized)
 based on 7,431,053 outstanding shares              103,446
Portfolio shares--Retail Class A
 ($.0001 par value--2 billion authorized)
 based on 240,489 outstanding shares                  3,855
Portfolio shares--Retail Class B
 ($.0001 par value--2 billion authorized)
 based on 354,066 outstanding shares                  5,763
Accumulated net investment loss                        (388)
Accumulated net realized gain on investments          5,082
Net unrealized depreciation of investments           (4,967)
                                               ------------
Total Net Assets--100.0%                         $  112,791
                                               ============
Net asset value, offering price, and
 redemption price per share--Institutional
 Class                                           $    14.07
                                               ============
Net asset value and redemption
 price per share--Retail Class A                 $    14.02
Maximum sales charge of 4.50% (1)                      0.66
                                               ============
Offering price per share--Retail Class A         $    14.68
                                               ============
Net asset value, and offering price
 per share--Retail Class B (2)                   $    13.65
                                               ============
*    Non-income producing security

(1) The offer price is calculated by dividing the net asset value by 1 minus the maximum sales charge of 4.50%.
(2) Retail Class B has a contingent deferred sales charge. For a description of possible redemption charge, see the notes to the financial statements.
(A) This money market fund is advised by First Bank National Association who also serves as adviser for this Fund. See also the notes to the financial statements.

   ADR--American Depository Receipt
   Cl--Class

The accompanying notes are an integral part of the financial statements.






                 (This page has been left blank intentionally.)






STATEMENTS OF OPERATIONS (000)                                       (UNAUDITED)


For the period ended March 31, 1997

                                                  PRIME        GOVERNMENT       TREASURY
                                               OBLIGATIONS     OBLIGATIONS     OBLIGATIONS
                                                  FUND            FUND            FUND
INVESTMENT INCOME:

Interest                                        $100,639         $33,567         $71,967

EXPENSES:

Investment advisory fees                           7,253           2,464           5,337
Waiver of investment advisory fees                (1,222)           (430)         (1,052)
Distribution fees--Retail Class A                    192              --              --
Distribution fees--Retail Class B                     19              --              --
Distribution fees--Corporate Trust Class             130             250           1,560
Administrator fees                                 1,179             400             865
Custodian fees                                       543             185             400
Registration fees                                    109              46             203
Professional fees                                    109              37              87
Transfer agent fees                                   59              23              38
Printing                                              64              22              46
Directors' fees                                       45              15              33
Amortization of organizational costs                  --              --               2
Other                                                 36              12              48

NET EXPENSES BEFORE EXPENSES PAID
 INDIRECTLY                                        8,516           3,024           7,567

Less: Expenses paid indirectly                       (11)             (1)             --

Total net expenses                                 8,505           3,023           7,567

Investment income--net                            92,134          30,544          64,400

Net realized gain (loss) on investments                1              (6)            (13)

NET INCREASE IN NET ASSETS
 RESULTING FROM OPERATIONS                      $ 92,135         $30,538         $64,387


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.




STATEMENTS OF OPERATIONS (000)                                       (UNAUDITED)


For the period ended March 31, 1997

                                                                  LIMITED       INTERMEDIATE    INTERMEDIATE    FIXED
                                                                   TERM            TERM          GOVERNMENT     INCOME
                                                                INCOME FUND     INCOME FUND      BOND FUND       FUND
INVESTMENT INCOME:

Interest                                                          $3,314          $ 3,393         $ 5,339      $16,793
Dividends                                                             --               --              --           --

Total investment income                                            3,314            3,393           5,339       16,793

EXPENSES:
Investment advisory fees                                             372              381             570        1,820
Waiver of FAF investment advisory fees                              (144)            (101)           (136)        (436)
Administrator fees                                                    61               63              94          299
Transfer agent fees                                                   12               12              12           23
Amortization of organizational costs                                   2                2              --           --
Custodian fees                                                         8                5               7           19
Directors' fees                                                        2                1               2            6
Registration fees                                                      4               10               9           49
Professional fees                                                      3                3               6           20
Printing                                                               2                3               4           12
Distribution fees--Retail Class A                                      9                3               4           10
Waiver of distribution fees--Retail Class A                           (9)              (3)             (4)          --
Distribution fees--Retail Class B                                     --               --              --           80
Other                                                                  2                2               3            9

Net expenses before expenses paid indirectly                         324              381             571        1,911
Less: Expenses paid indirectly                                        (5)              --              (1)          (1)

Total net expenses                                                   319              381             570        1,910

Investment income--net                                             2,995            3,012           4,769       14,883

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS--NET:

Net realized gain (loss) on investments                               (5)             279              33           (9)

Net change in unrealized appreciation (depreciation) of
  investments                                                       (324)          (2,178)         (1,747)      (9,732)

NET GAIN (LOSS) ON INVESTMENTS                                      (329)          (1,899)         (1,714)      (9,741)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS              $2,666          $ 1,113         $ 3,055      $ 5,142


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


                       [WIDE TABLE CONTINUED FROM ABOVE]



                    MINNESOTA
                     INSURED         COLORADO                                      REAL
 INTERMEDIATE     INTERMEDIATE     INTERMEDIATE       ASSET                       ESTATE
   TAX FREE         TAX FREE         TAX FREE       ALLOCATION     BALANCED     SECURITIES
     FUND             FUND             FUND            FUND          FUND          FUND
   $ 3,906          $ 5,906           $1,403         $ 1,623       $ 5,658       $   34
        --               --               --             407         1,743          718
     3,906            5,906            1,403           2,030         7,401          752

       532              796              186             348         1,391           86
      (185)            (235)             (59)            (71)         (144)         (38)
        87              130               31              57           228           25
        12               13               11              17            37           17
        --                3                3               2             2            2
        23               34                8              23            19            4
         2                3                1               1             5           --
        27               35                1              12            25            1
         6                9                2               4            12            1
         3                5                1               2             9           --
         4                7                5               3            29            1
        (4)              (7)              (5)             --            --           --
        --               --               --              15           106            4
         3                4                1               2             7           --
       510              797              186             415         1,726          103
        --               --               --              --            (1)          --
       510              797              186             415         1,725          103
     3,396            5,109            1,217           1,615         5,676          649

       594              313               54          10,934        19,920          380
    (3,578)          (4,447)            (143)         (7,575)        1,435        2,537
    (2,984)          (4,134)             (89)          3,359        21,355        2,917
   $   412          $   975           $1,128         $ 4,974       $27,031       $3,566





STATEMENTS OF OPERATIONS (000)                                       (UNAUDITED)


For the period ended March 31, 1997

                                                                  EQUITY     EQUITY                 DIVERSIFIED   SPECIAL
                                                                  INCOME     INDEX        STOCK       GROWTH      EQUITY
                                                                   FUND       FUND        FUND         FUND        FUND
INVESTMENT INCOME:

Interest                                                          $  948    $   244     $  1,774      $   569    $   844
Dividends                                                          1,609      3,921        4,956        2,769      2,486
Less: Foreign taxes withheld                                          --         --           --           --         --

Total investment income                                            2,557      4,165        6,730        3,338      3,330

EXPENSES:
Investment advisory fees                                             485      1,431        2,270        1,539      1,262
Waiver of FAF investment advisory fees                              (123)    (1,061)        (226)        (219)        (2)
Administrator fees                                                    79        235          372          252        207
Transfer agent fees                                                   18         21           55           25         41
Amortization of organizational costs                                   4          2           --            4         --
Custodian fees                                                        21         38           33           66         20
Directors' fees                                                        2          5            8            5          4
Registration fees                                                     24         17           38           54         33
Professional fees                                                      5         12           19           16         14
Printing                                                               3          9           14           10          8
Distribution fees--Retail Class A                                      4         10           34            8         25
Distribution fees--Retail Class B                                     22         50          146           33         83
Other                                                                  2          7           12            7          7

Net expenses before expenses paid indirectly                         546        776        2,775        1,800      1,702
Less: Expenses paid indirectly                                        (1)        --           --           --         --

Total net expenses                                                   545        776        2,775        1,800      1,702

Investment income (loss)--net                                      2,012      3,389        3,955        1,538      1,628

REALIZED AND UNREALIZED GAINS (LOSSES)
  ON INVESTMENTS AND FOREIGN CURRENCY
  TRANSACTIONS--NET:

Net realized gain (loss) on investments                            5,025      1,260      106,880       14,317     46,791
Net realized gain on futures contracts                                --        468           --           --         --
Net realized loss on closing and expiration of options
  written                                                             --         --           --           --     (5,165)
Net realized gain on forward foreign currency contracts
  and foreign currency transactions                                   --         --           --           --         --
Net change in unrealized appreciation (depreciation)
  of investments                                                   1,374     35,562      (66,462)      (9,712)    (7,423)
Net change in unrealized depreciation of futures contracts            --       (644)          --           --         --
Net change in unrealized depreciation of forward foreign
  currency contracts, foreign currency and translation of
  other assets and liabilities in foreign currency                    --         --           --           --         --

NET GAIN (LOSS) ON INVESTMENTS                                     6,399     36,646       40,418        4,605     34,203

NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM OPERATIONS                                                 $8,411    $40,035     $ 44,373      $ 6,143    $35,831


*Includes the following amounts due to Investments in Common Stocks of Affiliates (000): $36 of dividend income, $323 of realized gains, and $1,122 of change in unrealized appreciation of investments.

+On November 26, 1996 the fund had a redemption in kind with total proceeds in the amount of $6,712,162. The net realized gains on the transaction of $1,583,477 may not be realized for tax purposes.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


                       [WIDE TABLE CONTINUED FROM ABOVE]



 REGIONAL      EMERGING                       HEALTH
  EQUITY       GROWTH      INTERNATIONAL     SCIENCES     TECHNOLOGY
   FUND         FUND           FUND            FUND          FUND

$  1,164     $    242       $   269          $    25      $     97
   1,091*          75           584              108            47
      --           --           (67)              --            --
   2,255          317           786              133           144

   1,133          372           937              103           387
      (5)         (11)           --              (31)          (19)
     186           61            86               25            64
      74           18            16               16            22
       2            3             4                7             4
      13           16           188                4            17
       4            1             2               --             2
      18           11             6                5            14
      10            4             5                1             4
       7            2             3                1             2
      33            3             3                1             5
     145            4             7                2            25
       6            2             9               --             2
   1,626          486         1,266              134           529
      --           --            --               --            --
   1,626          486         1,266              134           529
     629         (169)         (480)              (1)         (385)

   8,118*+      4,273        (1,966)           1,536         7,347
      --           --            --               --            --
      --           --            --               --            --
      --           --         6,753               --            --
  (8,690)*    (13,574)        8,376           (1,019)      (32,875)
      --           --            --               --            --
      --           --        (1,390)              --            --
    (572)      (9,301)       11,773              517       (25,528)
$     57     $ (9,470)      $11,293          $   516      $(25,913)






                (THIS PAGE HAS BEEN LEFT BLANK INTENTIONALLY.)





STATEMENTS OF CHANGES IN NET ASSETS (000)                            (UNAUDITED)

                                                             PRIME                     GOVERNMENT                  TREASURY
                                                        OBLIGATIONS FUND            OBLIGATIONS FUND           OBLIGATIONS FUND

                                                      10/1/96      10/1/95       10/1/96        10/1/95      10/1/96      10/1/95
                                                           to           to            to             to           to           to
                                                      3/31/97      9/30/96       3/31/97        9/30/96      3/31/97      9/30/96
OPERATIONS:

Investment income--net                             $    92,134  $    146,306   $    30,544   $    48,394   $    64,400  $    76,326
Net realized gain (loss) on investments                      1             4            (6)          5           (13)          (6)

Net increase in net assets resulting from
  operations                                            92,135       146,310        30,538        48,399        64,387       76,320

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Investment income--net:
  Institutional class                                  (84,015)     (137,264)      (22,434)      (36,142)      (14,473)     (11,845)
  Retail class A                                        (3,737)       (6,263)           --            --            --           --
  Retail class B                                           (77)          (30)           --            --            --           --
  Corporate Trust class                                 (4,305)       (2,749)       (8,110)      (12,252)      (49,927)     (64,450)
Net realized gain on investments
  Institutional class                                                     --            --            --            --           (5)
  Retail class A                                                          --            --            --            --           --
  Retail class B                                                          --            --            --            --           --
  Corporate Trust class                                                   --            --            --            --          (26)

Total distributions                                    (92,134)     (146,306)      (30,544)      (48,394)      (64,400)     (76,326)

CAPITAL SHARE TRANSACTIONS
  AT NET ASSET VALUE OF $1.00 PER SHARE:
Institutional Class:
  Proceeds from sales                                8,561,562    15,297,762     3,418,841     6,156,036     2,393,595    2,598,130
  Reinvestment of distributions                         28,805        44,907        11,772        20,243         2,437        4,174
  Payments for redemptions                          (8,476,306)  (15,087,516)   (3,377,516)   (5,949,974)   (2,015,134)  (2,402,082)

Increase in net assets from Institutional Class
  transactions                                         114,061       255,153        53,097       226,305       380,898      200,222

Retail class A:
  Proceeds from sales                                  214,661       315,802            --            --            --           --
  Reinvestment of distributions                          3,522         6,093            --            --            --           --
  Payments for redemptions                            (176,683)     (282,831)           --            --            --           --

Increase in net assets from Retail Class A
  transactions                                          41,500        39,064            --            --            --           --

Retail class B:
  Proceeds from sales                                    5,964         2,605            --            --            --           --
  Reinvestment of distributions                             65            25            --            --            --           --
  Payments for redemptions                              (3,349)         (880)           --            --            --           --

Increase in net assets from Retail Class B
  transactions                                           2,680         1,750            --            --            --           --

Corporate Trust Class:
  Proceeds from sales                                  269,291       522,024       569,170       747,717     2,905,200    5,207,698
  Payments for redemptions                            (262,894)     (422,547)     (551,403)     (677,196)   (2,166,278)  (4,630,381)

Increase in net assets from Corporate Trust Class
  transactions                                           6,397        99,477        17,767        70,521       738,922      577,317

Increase in net assets from capital share
  transactions                                         164,638       395,444        70,864       296,826     1,119,820      777,539

Total increase in net assets                           164,639       395,448        70,858       296,831     1,119,807      777,533
Net assets at beginning of period                    3,412,335     3,016,887     1,046,976       750,145     1,933,522    1,155,989

Net assets at end of period(1)                     $ 3,576,974  $  3,412,335   $ 1,117,834   $ 1,046,976   $ 3,053,329  $ 1,933,522


(1)Includes undistributed net investment income (000) of $9 and $9 for Prime Obligations Fund, $35 and $35 for Government Obligations Fund, and $31 and $31 for Treasury Obligations Fund at March 31, 1997 and September 30, 1996, respectively.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.




STATEMENTS OF CHANGES IN NET ASSETS (000)                            (UNAUDITED)

                                                                             INTERMEDIATE        INTERMEDIATE           FIXED
                                                        LIMITED TERM         TERM INCOME          GOVERNMENT           INCOME
                                                         INCOME FUND            FUND              BOND FUND             FUND

                                                      10/1/96   10/1/95   10/1/96   10/1/95   10/1/96   10/1/95   10/1/96   10/1/95
                                                           to        to        to        to        to        to        to        to
                                                      3/31/97   9/30/96   3/31/97   9/30/96   3/31/97   9/30/96   3/31/97   9/30/96

OPERATIONS:

Investment income--net                               $  2,995  $  6,610  $  3,012  $  5,384  $  4,769  $  7,198  $ 14,883  $ 21,569
  Net realized gain (loss) on investments                  (5)     (180)      279     1,117        33        87        (9)    3,464
  Net change in unrealized appreciation
    (depreciation) of investments                        (324)       40    (2,178)   (1,247)   (1,747)   (1,542)   (9,732)   (8,403)

Net increase in net assets resulting from
  operations                                            2,666     6,470     1,113     5,254     3,055     5,743     5,142    16,630

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Investment income--net:
  Institutional class                                  (2,776)   (6,192)   (2,932)   (5,260)   (4,707)   (7,021)  (14,317)  (20,552)
  Retail class A                                         (208)     (461)      (62)     (126)     (101)     (187)     (219)     (457)
  Retail class B                                           --        --                  --        --        --      (383)     (663)
  Net realized gain on investments:
    Institutional class                                    --        --      (612)     (107)       --        --    (2,700)   (2,859)
    Retail class A                                         --        --       (15)       (3)       --        --       (56)      (75)
    Retail class B                                         --        --        --        --        --        --      (108)     (104)
  Tax return of capital
    Institutional class                                    --        --        --        --        --        --        --        --
    Retail class A                                         --        --        --        --        --        --        --        --
    Retail class B                                         --        --        --        --        --        --        --        --

Total distributions                                    (2,984)   (6,653)   (3,621)   (5,496)   (4,808)   (7,208)  (17,783)  (24,710)

CAPITAL SHARE TRANSACTIONS (1):
Institutional class:
  Proceeds from sales                                  19,770    33,034    12,391    41,060    18,026    58,921    81,417   172,829
  Shares issued in connection with acquisition of
    Common Trust Fund Assets                               --        --    74,982        --    31,833        --   217,322        --
  Reinvestment of distributions                         2,197     5,073     2,115     3,790       478       778     7,134    10,932
  Payments for redemptions                            (19,429)  (55,781)  (30,066)  (34,282)  (18,689)  (18,212)  (74,142)  (74,839)

Increase (decrease) in net assets from
  Institutional class transactions                      2,538   (17,674)   59,422    10,568    31,648    41,487   231,731   108,922

Retail class A:
  Proceeds from sales                                     320     5,050       143       441       718     1,463     1,711     3,048
  Reinvestment of distributions                           197       445        61       108        68       126       206       394
  Payments for redemptions                               (907)   (7,839)     (359)     (772)     (545)   (1,089)   (2,942)   (2,792)
  Increase (decrease) in net assets from Retail
    class A transactions                                 (390)   (2,344)     (155)     (223)      241       500    (1,025)      650

Retail class B:
  Proceeds from sales                                      --        --        --        --        --        --     1,441    12,078
  Reinvestment of distributions                            --        --        --        --        --        --       423       676
  Payments for redemptions                                 --        --        --        --        --        --    (2,475)   (3,560)

Increase (decrease) in net assets from Retail
  class B transactions                                     --        --        --        --        --        --      (611)    9,194

Increase (decrease) in net assets from capital
  share transactions                                    2,148   (20,018)   59,267    10,345    31,889    41,987   230,095   118,766

Total increase (decrease) in net assets                 1,830   (20,201)   56,759    10,103    30,136    40,522   217,454   110,686
NET ASSETS AT BEGINNING OF PERIOD                     101,215   121,416   100,915    90,812   143,550   103,028   415,635   304,949

NET ASSETS AT END OF PERIOD (2)                      $103,045  $101,215  $157,674  $100,915  $173,686  $143,550  $633,089  $415,635
(1)Capital share transactions:
Institutional class:
  Shares issued                                         1,993     3,323     1,242     4,116     1,952     6,376     7,488    15,824
  Shares issued in connection with acquisition of
    Common Trust Fund Assets                               --        --     7,543        --     3,423        --    19,964        --
  Shares issued in lieu of cash distributions             222       512       212       380        52        84       658     1,005
  Shares redeemed                                      (1,959)   (5,619)   (3,015)   (3,441)   (2,018)   (1,972)   (6,840)   (6,879)

Total Institutional class transactions                    256    (1,784)    5,982     1,055     3,409     4,488    21,270     9,950

Retail class A:
  Shares issued                                            32       508        14        44        78       157       156       278
  Shares issued in lieu of cash distributions              20        45         6        11         7        14        19        36
  Shares redeemed                                         (91)     (788)      (36)      (77)      (58)     (117)     (271)     (255)

Total Retail class A transactions                         (39)     (235)      (16)      (22)       27        54       (96)       59

Retail class B:
  Shares issued                                            --        --        --        --        --        --       133     1,103
  Shares issued in lieu of cash distributions              --        --        --        --        --        --        39        62
  Shares redeemed                                          --        --        --        --        --        --      (229)     (329)

Total Retail class B transactions                          --        --        --        --        --        --       (57)      836

NET INCREASE (DECREASE) FROM SHARE TRANSACTIONS           217    (2,019)    5,966     1,033     3,436     4,542    21,117    10,845

(2)Includes undistributed (distributions in excess of) net investment income
   (000) of $10 and $(1) for Limited Term Income Fund, $17 and $(1) for Intermediate Term Income Fund, $(39) and $0 for Intermediate Government Bond Fund, $(5) and $31 for Fixed Income Fund, $75 and $17 for Intermediate Tax Free Income Fund, $(2) and $4 for Minnesota Insured Intermediate Tax Free Fund, $(8) and $4 for Colorado Intermediate Tax Free Income Fund, $122 and $113 for Asset Allocation Fund, $184 and $366 for Balanced Fund, and $(91) and $(13) for Real Estate Securities Fund, at March 31, 1997 and September 30, 1996, respectively.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.



                       [WIDE TABLE CONTINUED FROM ABOVE]



                        MINNESOTA INSURED          COLORADO
    INTERMEDIATE          INTERMEDIATE           INTERMEDIATE              ASSET                                    REAL ESTATE
    TAX FREE FUND         TAX FREE FUND          TAX FREE FUND        ALLOCATION FUND        BALANCED FUND        SECURITIES FUND

 10/1/96    10/1/95    10/1/96     10/1/95     10/1/96    10/1/95    10/1/96    10/1/95    10/1/96    10/1/95    10/1/96    10/1/95
      to         to         to          to          to         to         to         to         to         to         to         to
 3/31/97    9/30/96    3/31/97     9/30/96     3/31/97    9/30/96    3/31/97    9/30/96    3/31/97    9/30/96    3/31/97    9/30/96

$  3,396   $  2,564   $  5,109    $  3,636    $  1,217   $  2,428   $  1,615   $  1,607   $  5,676   $  9,018   $    649   $    600
     594        352        313         324          54        290     10,934      4,611     19,920     13,465        380         62
  (3,578)      (449)    (4,447)       (278)       (143)      (508)    (7,575)      (125)     1,435     18,484      2,537      1,531
     412      2,467        975       3,682       1,128      2,210      4,974      6,093     27,031     40,967      3,566      2,193

  (3,275)    (2,480)    (4,996)     (3,496)     (1,140)    (2,305)    (1,540)    (1,528)    (5,306)    (8,265)      (673)      (608)
     (63)       (68)      (119)       (145)        (89)      (121)       (32)       (40)      (326)      (520)       (27)        (8)
      --         --         --          --          --         --        (34)       (33)      (226)      (386)       (27)        (8)

    (412)      (326)      (310)       (195)       (256)      (236)    (4,651)    (1,575)   (14,766)    (6,878)       (57)        --
     (17)        (9)       (13)         (7)        (20)       (11)      (175)       (41)      (962)      (433)        (2)        --
      --         --         --          --          --         --       (213)       (28)      (854)      (321)        (2)        --

      --         --         --          --          --         --         --         --         --         --         --       (203)
      --         --         --          --          --         --         --         --         --         --         --         (2)
      --         --         --          --          --         --         --         --         --         --         --         (3)
  (3,767)    (2,883)    (5,438)     (3,843)     (1,505)    (2,673)    (6,645)    (3,245)   (22,440)   (16,803)      (788)      (832)

  12,680     30,145     26,384      50,720       4,332      7,303      4,537     15,736     54,243    147,476      9,500     11,294

 185,507         --    201,900          --          --         --     66,843         --         --         --         --         --
     182        208         87         110           3          6      5,414      3,076     19,886     15,199         18         --
 (13,950)    (8,984)   (25,009)    (18,988)     (3,322)    (8,015)   (18,786)    (9,929)   (57,185)   (43,865)    (1,566)      (478)
 184,419     21,369    203,362      31,842       1,013       (706)    58,008      8,883     16,944    118,810      7,952     10,816

     744      2,209      3,367       2,183       2,282      1,163        514        802      4,180      5,472      1,191        308
      52         59         46          90          63         79        204         79      1,254      1,023         19          5
    (220)      (617)      (286)       (556)     (1,391)      (545)      (290)      (106)    (1,566)    (2,371)       (33)      (105)
     576      1,651      3,127       1,717         954        697        428        775      3,868      4,124      1,177        208

      --         --         --          --          --         --      1,361      1,805     12,241     12,197      1,547        287
      --         --         --          --          --         --        240         60      1,048        337         26         11
      --         --         --          --          --         --       (168)      (223)    (1,337)      (930)       (67)       (57)
      --         --         --          --          --         --      1,433      1,642     11,952     11,604      1,506        241
 184,995     23,020    206,489      33,559       1,967         (9)    59,869     11,300     32,764    134,538     10,635     11,265
 181,640     22,604    202,026      33,398       1,590       (472)    58,198     14,148     37,355    158,702     13,413     12,626
  69,612     47,008     97,310      63,912      51,788     52,260     58,922     44,774    369,255    210,553     18,384      5,758
$251,252   $ 69,612   $299,336    $ 97,310    $ 53,378   $ 51,788   $117,120   $ 58,922   $406,610   $369,255   $ 31,797   $ 18,384

   1,158      2,816      2,527       5,106         414        696        375      1,320      3,978     11,725        733      1,041

  17,309         --     20,251          --          --         --      5,655         --         --         --         --         --
      17         20          9          11          --          1        455        260      1,479      1,231          1         --
  (1,270)      (841)    (2,481)     (1,909)       (317)      (764)    (1,552)      (828)    (4,194)    (3,504)      (123)       (44)
  17,214      1,995     20,306       3,208          97        (67)     4,933        752      1,263      9,452        611        997

      70        206        338         218         218        111         43         66        308        437         92         29
       5          6          5           9           6          8         17          7         93         83          1         --
     (21)       (58)       (29)        (56)       (133)       (52)       (24)        (9)      (115)      (190)        (3)        (9)
      54        154        314         171          91         67         36         64        286        330         90         20

      --         --         --          --          --         --        113        152        901        975        119         27
      --         --         --          --          --         --         20          5         78         27          2          1
      --         --         --          --          --         --        (14)       (19)       (99)       (74)        (5)        (5)
      --         --         --          --          --         --        119        138        880        928        116         23
  17,268      2,149     20,620       3,379         188         --      5,088        954      2,429     10,710        817      1,040




STATEMENTS OF CHANGES IN NET ASSETS (000)                            (UNAUDITED)

                                                            EQUITY             EQUITY                                 DIVERSIFIED
                                                         INCOME FUND         INDEX FUND          STOCK FUND           GROWTH FUND

                                                      10/1/96   10/1/95   10/1/96   10/1/95   10/1/96   10/1/95    10/1/96   10/1/95
                                                           to        to        to        to        to        to       to        to
                                                      3/31/97   9/30/96   3/31/97   9/30/96   3/31/97   9/30/96    3/31/97   9/30/96

OPERATIONS:

Investment income (loss)--net                        $  2,012  $  2,206  $  3,389  $  6,156  $  3,955  $  7,891  $  1,538  $  2,593
Net realized gain (loss) on investments                 5,025     1,913     1,260     6,653   106,880    32,493    14,317     3,561
Net realized gain on futures contracts                     --        --       468     2,952        --        --        --        --
Net realized loss on closing and expiration of
  options written                                          --        --        --        --        --        --        --        --
Net realized gain on forward foreign currency
  contracts and foreign currency transactions              --        --        --        --        --        --        --        --
Net change in unrealized appreciation (depreciation)
  of investments                                        1,374     5,650    35,562    35,438   (66,462)   52,330    (9,712)   24,066
Net change in unrealized depreciation on futures
  contracts                                                --        --      (644)       --        --        --        --        --
Net change in unrealized appreciation (depreciation)
  on forward foreign currency contracts, foreign
  currency and translation of other assets and
  liabilities in foreign currency                          --        --        --        --        --        --        --        --

Net increase (decrease) in net assets resulting
  from operations                                       8,411     9,769    40,035    51,199    44,373    92,714     6,143    30,220

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Investment income--net:
  Institutional class                                  (1,928)   (2,083)   (3,354)   (5,941)   (5,368)   (6,914)   (1,070)   (2,494)
  Retail class A                                          (41)      (75)      (58)      (79)     (215)     (337)      (16)      (49)
  Retail class B                                          (49)      (61)      (40)      (51)     (131)     (342)       (3)      (21)
Net realized gain on investments:
  Institutional class                                  (1,789)      (50)   (9,832)   (3,073)  (36,144)  (17,819)   (4,541)       --
  Retail class A                                          (68)       (2)     (187)      (35)   (1,898)     (868)     (113)       --
  Retail class B                                         (106)       (2)     (246)      (31)   (2,030)     (881)     (123)       --
     Total distributions                               (3,981)   (2,273)  (13,717)   (9,210)  (45,786)  (27,161)   (5,866)   (2,564)

CAPITAL SHARE TRANSACTIONS (1):
Institutional class
  Proceeds from sales                                   9,937    17,718    49,064   145,084   259,796   138,818    27,393   101,788
  Shares issued in connection with the acquisition
    of Common Trust Fund Assets                       147,620        --        --        --   177,039        --   297,403        --
  Shares issued in connection with the acquisition
    of Limited Volatility Stock Fund                       --        --        --        --        --    17,977        --        --
  Reinvestment of distributions                           163       196    12,100     8,158    26,976    16,568     2,039       832
  Payments for redemptions                             (8,377)  (12,403)  (31,403)  (64,387)  (82,962)  (75,002)  (43,207)  (36,094)

Increase in net assets from Institutional class
  transactions                                        149,343     5,511    29,761    88,855   380,849    98,361   283,628    66,526

Retail class A:
  Proceeds from sales                                   1,580     1,475     4,018     4,351     8,700     9,261     1,770     4,071
  Reinvestment of distributions                           104        71       229       107     1,995     1,036       110        43
  Payments for redemptions                             (1,499)   (1,222)   (2,122)     (990)   (4,981)   (3,205)     (473)   (2,088)

Increase (decrease) in net assets from Retail
  class A transactions                                    185       324     2,125     3,468     5,714     7,092     1,407     2,026

Retail class B:
  Proceeds from sales                                   1,055     2,585     3,797     6,999    10,726    14,464     1,251     4,817
  Reinvestment of distributions                           149        59       282        80     2,114       626       121        21
  Payments for redemptions                               (337)     (388)   (1,040)     (648)   (2,415)   (1,295)     (358)     (436)

Increase in net assets from Retail class B
  transactions                                            867     2,256     3,039     6,431    10,425    13,795     1,014     4,402

Increase in net assets from capital share
  transactions                                        150,395     8,091    34,925    98,754   396,988   119,248   286,049    72,954

Total increase (decrease) in net assets               154,825    15,587    61,243   140,743   395,575   184,801   286,326   100,610
NET ASSETS AT BEGINNING OF PERIOD                      70,941    55,354   363,012   222,269   517,487   332,686   236,993   136,383

NET ASSETS AT END OF PERIOD (2)                      $225,766  $ 70,941  $424,255  $363,012  $913,062  $517,487  $523,319  $236,993

(1)Capital share transactions:
   Shares issued                                          744     1,473     2,940    10,067    10,996     6,743     1,881     8,009
   Shares issued in connection with the acquisition
     of Common Trust Fund Assets                       11,101        --        --        --     7,432        --    20,827        --
   Shares issued in connection with the acquisition
     of Limited Volatility Stock Fund                      --        --        --        --        --       917        --        --
   Shares issued in lieu of cash distributions             13        17       734       572     1,174       842       142        65
   Shares redeemed                                       (619)   (1,024)   (1,866)   (4,525)   (3,514)   (3,626)   (2,962)   (2,817)

Total Institutional class transactions                 11,239       466     1,808     6,114    16,088     4,876    19,888     5,257

Retail class A:
  Shares issued                                           118       121       243       302       370       450       121       320
  Shares issued in lieu of cash distributions               8         6        14         8        87        53         8         3
  Shares redeemed                                        (111)     (101)     (132)      (68)     (212)     (154)      (32)     (164)

Total Retail class A transactions                          15        26       125       242       245       349        97       159

Retail class B:
  Shares issued                                            80       216       225       485       455       705        87       388
  Shares issued in lieu of cash distributions              11         5        17         6        93        32         8         1
  Shares redeemed                                         (25)      (32)      (61)      (46)     (101)      (63)      (25)      (34)

Total Retail class B transactions                          66       189       181       445       447       674        70       355

NET INCREASE IN CAPITAL SHARES                         11,320       681     2,114     6,801    16,780     5,899    20,055     5,771


(2)Includes undistributed (distribution in excess of) net investment income
   (000) of $97 and $103 for Equity Income Fund, $132 and $195 for Equity Index Fund, $(646) and $1,113 for Stock Fund, $636 and $187 for Diversified Growth Fund, $674 and $148 for Special Equity Fund, $111 and $1,177 for Regional Equity Fund, accumulated net investment loss $(172) and $(3) for Emerging Growth Fund, $4,721 and $716 for International Fund, distributions in excess of net investment income $(15) and $20 for Health Sciences Fund, and accumulated net investment (loss) of $(388) and $(3) for Technology Fund at March 31, 1997 and September 30, 1996, respectively.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.



                       [WIDE TABLE CONTINUED FROM ABOVE]


                                                                                                HEALTH
     SPECIAL               REGIONAL              EMERGING            INTERNATIONAL             SCIENCES              TECHNOLOGY
   EQUITY FUND            EQUITY FUND           GROWTH FUND              FUND                    FUND                   FUND

10/1/96    10/1/95    10/1/96    10/1/95    10/1/96    10/1/95    10/1/96     10/1/95     10/1/96    1/31/96     10/1/96    10/1/95
     to         to         to         to         to         to         to          to          to         to          to        to
3/31/97    9/30/96    3/31/97    9/30/96    3/31/97    9/30/96    3/31/97     9/30/96     3/31/97    9/30/96(3)  3/31/97    9/30/96

$  1,628  $  2,929   $    629   $  1,178   $   (169)  $   (150)  $   (480)   $    (77)   $     (1)  $      29   $   (385)  $   (332)
  46,791    43,439      8,118     22,198      4,273      3,207     (1,966)      1,696       1,536         119      7,347      6,494
      --        --         --         --         --         --         --          --          --          --         --         --
  (5,165)       --         --         --         --         --         --          --          --          --         --         --

      --        --         --         --         --         --      6,753       1,198          --          --         --         --
  (7,423)    6,020     (8,690)     6,241    (13,574)     4,797      8,376        (747)     (1,019)        (74)   (32,875)     5,242
      --        --         --         --         --         --         --          --          --          --         --         --

      --        --         --         --         --         --     (1,390)        714          --          --         --         --
  35,831    52,388         57     29,617     (9,470)     7,854     11,293       2,784         516          74    (25,913)    11,404

  (1,053)   (2,697)    (1,594)      (324)        --        (19)    (2,226)(4)  (2,012)(4)     (34)         (9)      --         --
     (45)     (140)      (101)        (5)        --         --        (30)(4)     (17)(4)      --          --         --         --
      (4)      (34)        --         (1)        --         --        (12)(4)      (6)(4)      --          --         --         --

 (39,325)  (15,365)    (9,950)   (13,722)    (3,321)    (1,270)        --          --        (128)         --     (6,934)    (3,429)
  (2,868)     (848)      (989)    (1,103)       (92)       (15)        --          --          (5)         --       (378)      (179)
  (2,274)     (454)    (1,103)      (703)       (39)        (8)        --          --          (3)         --       (555)      (249)
 (45,569)  (19,538)   (13,737)   (15,858)    (3,452)    (1,312)    (2,268)     (2,035)       (170)         (9)    (7,867)    (3,857)

  42,788    56,765     45,301    137,773     24,909     31,596     21,825      49,164       1,945      14,449     20,284     34,655

  80,932        --         --         --     46,861         --         --          --      26,179          --     67,009         --

      --        --         --         --         --         --         --          --          --          --         --
  34,068    14,489      9,408     12,244      1,051        340      1,223       1,290          38           2      1,962        826
 (25,891)  (54,570)   (45,302)   (91,574)   (20,295)    (6,880)    (8,217)    (10,326)     (5,709)     (2,008)   (18,377)    (6,682)
 131,897    16,684      9,407     58,443     52,526     25,056     14,831      40,128      22,453      12,443     70,878     28,799

  24,927    17,664      2,767     13,106     26,787      9,822     18,498       2,008         282         618     32,092     11,478
   2,797       965      1,065      1,083         78         12         23          11           5          --        351        176
 (23,789)  (14,336)    (2,866)    (4,762)   (26,255)    (8,599)   (18,568)       (960)       (221)         (4)   (32,574)    (8,918)
   3,935     4,293        966      9,427        610      1,235        (47)      1,059          66         614       (131)     2,736

   7,955     6,794      4,562     20,498        153        546        350       1,004         148         287      1,553      2,808
   2,231       475      1,082        685         39          8         12           5           3          --        550        237
  (1,640)     (676)    (3,462)    (1,808)       (72)       (66)      (167)       (150)        (26)        (14)      (561)      (612)
   8,546     6,593      2,182     19,375        120        488        195         859         125         273      1,542      2,433
 144,378    27,570     12,555     87,245     53,256     26,779     14,979      42,046      22,644      13,330     72,289     33,968
 134,640    60,420     (1,125)   101,004     40,334     33,321     24,004      42,795      22,990      13,395     38,509     41,515
 278,662   218,242    312,134    211,130     75,691     42,370    138,377      95,582      13,395          --     74,282     32,767
$413,302  $278,662   $311,009   $312,134   $116,025   $ 75,691   $162,381    $138,377    $ 36,385    $ 13,395   $112,791   $ 74,282

   2,160     3,051      2,454      8,026      1,787      2,283      2,065       4,841         194       1,478      1,196      2,102

   4,323        --         --         --      3,471         --         --          --       2,753          --      3,862         --

      --        --         --         --         --         --         --          --          --          --         --         --
   1,857       862        528        772         79         26        117         130           4          --        116         54
  (1,318)   (3,059)    (2,535)    (5,208)    (1,456)      (483)      (775)     (1,014)       (566)       (214)    (1,092)      (411)
   7,022       854        447      3,590      3,881      1,826      1,407       3,957       2,385       1,264      4,082      1,745

   1,269       971        147        765      1,924        701      1,707         199          28          64      1,888        667
     152        57         60         69          6          1          2           1          --          --         21         12
  (1,211)     (796)      (160)      (275)    (1,885)      (605)    (1,709)        (94)        (23)         --     (1,918)      (510)
     210       232         47        559         45         97         --         106           5          64         (9)       169

     405       370        249      1,196         11         39         34         100          15          30         95        167
     123        28         62         44          3          1          1           1          --          --         33         16
     (86)      (37)      (194)      (105)        (5)        (5)       (16)        (15)         (3)         (1)       (33)       (37)
     442       361       (117)     1,135          9         35         19          86          12          29         95        146
   7,674     1,447        377      5,284      3,935      1,958      1,426       4,149       2,402       1,357      4,168      2,060


(3)The Health Sciences Fund commenced operations on January 31, 1996.
(4)Represents a distribution in excess of net investment income due to the tax treatment of foreign currency related transactions.




FINANCIAL HIGHLIGHTS

For the periods ended March 31, 1997 (UNAUDITED), and the periods ended September 30, For a share outstanding throughout the period

                                                                                                                          RATIO OF
                                                                                                          RATIO OF NET   EXPENSES TO
                  NET ASSET                DIVIDENDS    NET ASSET                             RATIO OF     INVESTMENT      AVERAGE
                   VALUE         NET        FROM NET     VALUE                 NET ASSETS    EXPENSES TO    INCOME TO    NET ASSETS
                 BEGINNING    INVESTMENT   INVESTMENT    END OF     TOTAL        END OF        AVERAGE       AVERAGE     (EXCLUDING
                 OF PERIOD      INCOME       INCOME      PERIOD     RETURN    PERIOD (000)   NET ASSETS     NET ASSETS     WAIVERS)

PRIME OBLIGATIONS FUND
INSTITUTIONAL CLASS
1997*             $1.00        $0.030       $(0.030)     $1.00      2.57%+     $3,280,273        0.45%         5.10%      0.52%
1996               1.00         0.052        (0.052)      1.00      5.34        3,166,213        0.45          5.20       0.54
1995               1.00         0.055        (0.055)      1.00      5.64        2,911,055        0.45          5.53       0.60
1994               1.00         0.035        (0.035)      1.00      3.56        1,307,347        0.45          3.58       0.60
1993               1.00         0.030        (0.030)      1.00      3.02          682,988        0.45          2.97       0.62
1992               1.00         0.039        (0.039)      1.00      4.02          203,765        0.45          3.90       0.59
1991               1.00         0.064        (0.064)      1.00      6.60          193,650        0.45          6.43       0.57
1990(1)            1.00         0.046        (0.046)      1.00      4.73+         239,231        0.45          7.90       0.55
RETAIL CLASS A
1997*             $1.00        $0.028       $(0.028)     $1.00      2.44%+     $  176,648        0.70%         4.85%      0.77%
1996               1.00         0.050        (0.050)      1.00      5.08          135,146        0.70          4.94       0.79
1995(2)            1.00         0.038        (0.038)      1.00      3.84+          96,083        0.70          5.43       0.82%
RETAIL CLASS B
1997*             $1.00        $0.024       $(0.024)     $1.00      2.06%+     $    4,444        1.45%         4.11%      1.52%
1996               1.00         0.042        (0.042)      1.00      4.29            1,763        1.45          4.15       1.54
1995(3)            1.00         0.032        (0.032)      1.00      3.28+              14        1.45          4.70       1.57
CORPORATE TRUST CLASS
1997*             $1.00        $0.029       $(0.029)     $1.00      2.49%+     $  115,609        0.60%         4.95%      0.67%
1996               1.00         0.051        (0.051)      1.00      5.18          109,213        0.60          4.98       0.69
1995(4)            1.00         0.038        (0.038)      1.00      3.86+           9,735        0.60          5.51       0.72
GOVERNMENT OBLIGATIONS FUND
INSTITUTIONAL CLASS
1997*             $1.00        $0.029       $(0.029)     $1.00      2.52%+     $  830,687        0.45%         5.00%      0.52%
1996               1.00         0.051        (0.051)      1.00      5.24          777,594        0.45          5.10       0.54
1995               1.00         0.054        (0.054)      1.00      5.55          551,286        0.45          5.44       0.60
1994               1.00         0.034        (0.034)      1.00      3.48          455,869        0.45          3.61       0.61
1993               1.00         0.028        (0.028)      1.00      2.87          237,331        0.45          2.83       0.65
1992               1.00         0.038        (0.038)      1.00      3.85           93,770        0.45          3.71       0.64
1991               1.00         0.060        (0.060)      1.00      6.22           72,824        0.45          5.90       0.68
1990(1)            1.00         0.045        (0.045)      1.00      4.56+          29,704        0.45          7.60       0.98
CORPORATE TRUST CLASS
1997*             $1.00        $0.028       $(0.028)     $1.00      2.44%+     $  287,147        0.60%         4.85%      0.67%
1996               1.00         0.050        (0.050)      1.00      5.08          269,382        0.60          4.96       0.69
1995(2)            1.00         0.038        (0.038)      1.00      3.85+         198,859        0.60          5.45       0.70
TREASURY OBLIGATIONS FUND
INSTITUTIONAL CLASS
1997*             $1.00        $0.029       $(0.029)     $1.00      2.49%+     $  698,287        0.45%         4.94%      0.53%
1996               1.00         0.050        (0.050)      1.00      5.15          317,392        0.45          5.00       0.55
1995(4)            1.00         0.038        (0.038)      1.00      3.83+         117,171        0.45          5.50       0.55
CORPORATE TRUST CLASS
1997*             $1.00        $0.028       $(0.028)     $1.00      2.41%+     $2,355,042        0.60%         4.79%      0.68%
1996               1.00         0.049        (0.049)      1.00      5.00        1,616,130        0.60          4.86       0.70
1995               1.00         0.051        (0.051)      1.00      5.22        1,038,818        0.60          5.13       0.70
1994(5)            1.00         0.031        (0.031)      1.00      3.12+         746,090        0.58          3.19       0.68


*All ratios for the period have been annualized.
+Returns are for the period indicated and have not been annualized.
(1)Commenced operations on March 1, 1990. All ratios for the period have been annualized.
(2)Commenced operations on January 21, 1995. All ratios for the period have been annualized.
(3)Commenced operations on January 23, 1995. All ratios for the period have been annualized.
(4)Commenced operations on January 24, 1995. All ratios for the period have been annualized.
(5)Commenced operations on October 4, 1993. All ratios for the period have been annualized.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.





FINANCIAL HIGHLIGHTS

For the period ended March 31, 1997 (UNAUDITED), and the periods ended September 30,

For a share outstanding throughout the period

                                             REALIZED
                                               AND
                    NET ASSET               UNREALIZED   DIVIDENDS                NET ASSET                          RATIO OF
                      VALUE       NET        GAINS OR    FROM NET   DISTRIBUTIONS   VALUE              NET ASSETS   EXPENSES TO
                    BEGINNING  INVESTMENT  (LOSSES) ON  INVESTMENT      FROM       END OF     TOTAL      END OF       AVERAGE
                    OF PERIOD    INCOME    INVESTMENTS    INCOME    CAPITAL GAINS  PERIOD   RETURN(A)  PERIOD(000)  NET ASSETS

LIMITED TERM INCOME FUND
INSTITUTIONAL CLASS
1997*                $ 9.91      $0.28       $(0.03)      $(0.28)      $   --      $ 9.88     2.54%+    $ 95,829       0.59%
1996                   9.92       0.58        (0.01)       (0.58)          --        9.91     5.93        93,588       0.60
1995                   9.85       0.56         0.07        (0.56)          --        9.92     6.57       111,439       0.60
1994(1)               10.02       0.29        (0.17)       (0.29)          --        9.85     1.24+       70,266       0.60
RETAIL CLASS A
1997*                $ 9.91      $0.28       $(0.03)      $(0.28)      $   --      $ 9.88     2.54%+    $  7,216       0.59%
1996                   9.92       0.58        (0.01)       (0.58)          --        9.91     5.93         7,627       0.60
1995                   9.85       0.56         0.07        (0.56)          --        9.92     6.57         9,977       0.60
1994                  10.06       0.44        (0.22)       (0.43)          --        9.85     2.21         9,509       0.60
1993(2)               10.00       0.29         0.07        (0.30)          --       10.06     3.61+      121,800       0.60
INTERMEDIATE TERM INCOME FUND
INSTITUTIONAL CLASS
1997*                $ 9.93      $0.28       $(0.09)      $(0.28)      $(0.07)     $ 9.77     1.87%+    $155,649       0.70%
1996                   9.94       0.55           --        (0.55)       (0.01)       9.93     5.63        98,702       0.70
1995                   9.55       0.58         0.39        (0.58)          --        9.94    10.51        88,375       0.70
1994(1)               10.01       0.31        (0.46)       (0.31)          --        9.55    (1.48)+      68,445       0.58
RETAIL CLASS A
1997*                $ 9.93      $0.28       $(0.09)      $(0.28)      $(0.07)     $ 9.77     1.87%+    $  2,025       0.70%
1996                   9.94       0.55           --        (0.55)       (0.01)       9.93     5.63         2,213       0.70
1995                   9.55       0.59         0.38        (0.58)          --        9.94    10.51         2,437       0.70
1994                  10.22       0.46        (0.56)       (0.46)       (0.11)       9.55    (1.05)        3,208       0.69
1993(2)               10.00       0.41         0.29        (0.41)       (0.07)      10.22     7.21+       67,291       0.70
INTERMEDIATE GOVERNMENT BOND FUND
INSTITUTIONAL CLASS
1997*                $ 9.18      $0.27       $(0.07)      $(0.27)      $   --      $ 9.11     2.18%+    $170,153       0.70%
1996                   9.29       0.54        (0.11)       (0.54)          --        9.18     4.74       140,230       0.70
1995                   8.98       0.54         0.31        (0.54)          --        9.29     9.82       100,168       0.70
1994(1)                9.41       0.27        (0.43)       (0.27)          --        8.98    (1.66)+      27,776       0.36
RETAIL CLASS A 1997* $ 9.19      $0.31       $(0.11)      $(0.27)      $   --      $ 9.12     2.18%+    $  3,533       0.70%
1996                   9.29       0.54        (0.10)       (0.54)          --        9.19     4.85         3,320       0.70
1995                   8.98       0.54         0.31        (0.54)          --        9.29     9.82         2,860       0.70
1994                   9.52       0.41        (0.51)       (0.39)       (0.05)       8.98    (1.13)        1,977       0.53
1993                  10.18       0.44         0.02        (0.44)       (0.68)       9.52     4.99         3,716       0.71
1992                  10.25       0.60         0.28        (0.60)       (0.35)      10.18     8.88           589       0.99
1991(3)               10.01       0.65         0.24        (0.65)          --       10.25     9.13+        1,756       0.99
1990(4)               10.05       0.75        (0.04)       (0.75)          --       10.01     7.41         1,573       1.08
1989(4)                9.99       0.74         0.06        (0.74)          --       10.05     8.35         1,501       1.19
1988(4)(5)            10.03       0.58        (0.01)       (0.61)          --        9.99     6.18+          375       0.95
FIXED INCOME FUND
INSTITUTIONAL CLASS
1997*                $10.76      $0.31       $(0.09)      $(0.31)      $(0.07)     $10.60     2.04%+    $610,650       0.70%
1996                  10.97       0.63        (0.11)       (0.63)       (0.10)      10.76     4.90       391,211       0.70
1995                  10.37       0.66         0.62        (0.65)       (0.03)      10.97    12.86       289,816       0.70
1994(1)               11.11       0.38        (0.74)       (0.38)          --       10.37    (3.23)+      90,187       0.61
RETAIL CLASS A
1997*                $10.77      $0.31       $(0.10)      $(0.30)      $(0.07)     $10.61     1.92%+    $  7,194       0.95%
1996                  10.98       0.61        (0.11)       (0.61)       (0.10)      10.77     4.64         8,332       0.95
1995                  10.37       0.66         0.61        (0.63)       (0.03)      10.98    12.78         7,853       0.86
1994                  11.38       0.57        (0.89)       (0.57)       (0.12)      10.37    (2.92)        8,028       0.68
1993                  11.13       0.62         0.36        (0.61)       (0.12)      11.38     9.20        53,601       0.70
1992                  10.59       0.66         0.60        (0.66)       (0.06)      11.13    12.34         5,645       0.99
1991(3)               10.01       0.65         0.58        (0.65)          --       10.59    12.48+        6,045       0.99
1990(4)               10.44       0.74        (0.26)       (0.74)       (0.17)      10.01     5.14         2,209       1.07
1989(4)               10.13       0.74         0.31        (0.74)          --       10.44    10.93           555       1.22
1988(4)(5)            10.03       0.62         0.13        (0.65)          --       10.13     8.07+          240       0.96
RETAIL CLASS B
1997*                $10.72      $0.25       $(0.09)      $(0.26)      $(0.07)     $10.55     1.46%+    $ 15,245       1.70%
1996                  10.94       0.52        (0.11)       (0.53)       (0.10)      10.72     3.93        16,092       1.70
1995                  10.35       0.58         0.60        (0.56)       (0.03)      10.94    11.75         7,280       1.70
1994(6)               10.54       0.08        (0.17)       (0.10)          --       10.35    (0.88)+         115       1.70



                       [WIDE TABLE CONTINUED FROM ABOVE]


  RATIO OF     RATIO OF
     NET      EXPENSES TO
  INVESTMENT    AVERAGE
  INCOME TO    NET ASSETS
   AVERAGE     (EXCLUDING     PORTFOLIO
  NET ASSETS    WAIVERS)    TURNOVER RATE

     5.64%        0.87%          57%
     5.80         0.84           61
     5.67         0.97          120
     4.40         1.03           48

     5.64%        1.12%          57%
     5.80         1.09           61
     5.60         1.22          120
     4.17         1.23           48
     3.61         1.27          104


     5.54%        0.89%          95%
     5.45         0.88          161
     5.94         0.94           69
     4.81         1.07          177

     5.53%        1.14%          95%
     5.43         1.13          161
     5.97         1.19           69
     2.48         1.24          177
     4.90         1.29          163


     5.86%        0.87%           4%
     5.85         0.85           29
     6.13         0.97           17
     5.32         1.45           74
    5.85%        1.12%           4%
     5.85         1.10           29
     6.10         1.22           17
     4.49         2.14           74
     4.00         4.73          182
     6.03        14.14          101
     6.99         6.76          100
     7.57         5.55           40
     7.49         9.65           72
     6.78        17.20            0


     5.76%        0.87%          79%
     5.81         0.87          108
     6.28         0.94          106
     5.53         0.92          142

     5.45%        1.12%          79%
     5.55         1.12          108
     6.14         1.19          106
     3.83         1.06          142
     5.65         1.14           91
     6.12         2.68          180
     6.85         4.11          176
     7.49         5.46          144
     7.26        22.44          157
     7.18        20.70           93

     4.70%        1.87%          79%
     4.81         1.87          108
     5.12         1.94          106
     4.89         1.92          142


*All ratios for the period have been annualized.

+Returns are for the period indicated and have not been annualized.
(A)Excluding sales charges.
(1)Institutional Class shares have been offered since February 4, 1994. All ratios for the period have been annualized.
(2)Commenced operations on December 14, 1992. All ratios for the period have been annualized.
(3)On September 3, 1991, the Board of Directors of FAIF approved a change in the FAIF's fiscal year end from October 31 to September 30, effective September 30, 1991. All ratios for the period have been annualized.
(4)For the period ended October 31.
(5)Commenced operations on December 22, 1987. All ratios for the period have been annualized.
(6)Retail Class B shares have been offered since August 15, 1994. All ratios for the period have been annualized.




FINANCIAL HIGHTLIGHTS

For the period ended March 31, 1997 (UNAUDITED), and the periods ended September 30,

For a share outstanding throughout the period.

                                              REALIZED
                                                AND
                    NET ASSET                UNREALIZED   DIVIDENDS                   NET ASSET                           RATIO OF
                     VALUE         NET       GAINS OR      FROM NET    DISTRIBUTIONS    VALUE                NET ASSETS   EXPENSES
                   BEGINNING   INVESTMENT   (LOSSES) ON   INVESTMENT       FROM        END OF      TOTAL       END OF     TO AVERAGE
                   OF PERIOD     INCOME     INVESTMENTS     INCOME     CAPITAL GAINS   PERIOD    RETURN(A)   PERIOD(000)  NET ASSETS

INTERMEDIATE TAX FREE FUND
INSTITUTIONAL CLASS
1997*               $10.65        $0.23       $(0.04)       $(0.23)       $(0.06)      $10.55       1.82%+     $248,087      0.67%
1996                 10.72         0.46         0.00         (0.46)        (0.07)       10.65       4.35         66,994      0.66
1995                 10.28         0.49         0.43         (0.48)           --        10.72       9.15         46,025      0.67
1994(1)              10.89         0.29        (0.61)        (0.29)           --        10.28      (2.91)+        6,168      0.45
RETAIL CLASS A
1997*               $10.66        $0.23       $(0.03)       $(0.23)       $(0.06)      $10.57       1.92%+     $  3,165      0.67%
1996                 10.72         0.46         0.01         (0.46)        (0.07)       10.66       4.45          2,618      0.66
1995                 10.28         0.49         0.43         (0.48)           --        10.72       9.15            983      0.67
1994                 10.92         0.44        (0.57)        (0.44)        (0.07)       10.28      (1.25)         1,128      0.59
1993                 10.56         0.47         0.42         (0.47)        (0.06)       10.92       8.66          2,969      0.71
1992                 10.34         0.53         0.22         (0.53)           --        10.56       7.23            725      0.99
1991(2)              10.04         0.50         0.31         (0.50)        (0.01)       10.34       8.15+           637      0.99
1990(3)              10.08         0.56        (0.04)        (0.56)           --        10.04       5.31            537      1.08
1989(3)              10.19         0.56        (0.11)        (0.56)           --        10.08       4.57            491      1.09
1988(3)(4)           10.03         0.47         0.16         (0.47)           --        10.19       6.73+           425      0.84
MINNESOTA INSURED INTERMEDIATE TAX FREE FUND
INSTITUTIONAL CLASS
1997*               $ 9.91        $0.22       $(0.05)       $(0.22)       $(0.03)      $ 9.83       1.69%+     $292,343      0.70%
1996                  9.92         0.45         0.02         (0.45)        (0.03)        9.91       4.80         93,394      0.70
1995                  9.59         0.45         0.33         (0.45)           --         9.92       8.34         61,693      0.70
1994(5)              10.00         0.25        (0.41)        (0.25)           --         9.59      (1.58)+       20,272      0.67
RETAIL CLASS A
1997*               $ 9.91        $0.22       $(0.02)       $(0.22)       $(0.03)      $ 9.86       1.99%+     $  6,993      0.70%
1996                  9.92         0.45         0.02         (0.45)        (0.03)        9.91       4.80          3,916      0.70
1995                  9.58         0.46         0.33         (0.45)           --         9.92       8.46          2,219      0.70
1994(5)              10.00         0.25        (0.42)        (0.25)           --         9.58      (1.68)+        1,508      0.67
COLORADO INTERMEDIATE TAX FREE FUND
INSTITUTIONAL CLASS
1997*               $10.42        $0.24       $(0.03)       $(0.24)       $(0.05)      $10.34       2.08%+     $ 49,591      0.70%
1996                 10.51         0.49        (0.04)        (0.49)        (0.05)       10.42       4.39         48,727      0.70
1995                 10.16         0.48         0.36         (0.49)           --        10.51       8.47         50,071      0.70
1994(6)              10.00         0.22         0.16         (0.22)           --        10.16       3.76+         7,281      0.69
RETAIL CLASS A
1997*               $10.42        $0.24       $(0.02)       $(0.24)       $(0.05)      $10.35       2.18%+     $  3,787      0.70%
1996                 10.51         0.49        (0.04)        (0.49)        (0.05)       10.42       4.39          2,861      0.70
1995                 10.15         0.49         0.36         (0.49)           --        10.51       8.57          2,189      0.70
1994(6)              10.00         0.21         0.16         (0.22)           --        10.15       3.66+           693      0.69
ASSET ALLOCATION FUND
INSTITUTIONAL CLASS
1997*               $12.34        $0.19       $ 0.63        $(0.19)       $(1.09)      $11.88       6.78%+     $111,303      0.80%
1996                 11.72         0.37         1.03         (0.37)        (0.41)       12.34      12.37         54,781      0.80
1995                 10.38         0.38         1.58         (0.37)        (0.25)       11.72      19.75         43,210      0.79
1994(1)              10.68         0.20        (0.30)        (0.20)           --        10.38      (0.90)+       47,227      0.75
RETAIL CLASS A
1997*               $12.35        $0.18       $ 0.62        $(0.18)       $(1.09)      $11.88       6.57%+     $  2,193      1.05%
1996                 11.73         0.34         1.03         (0.34)        (0.41)       12.35      12.09          1,841      1.05
1995                 10.39         0.36         1.58         (0.35)        (0.25)       11.73      19.51            993      0.99
1994                 10.60         0.27        (0.08)        (0.26)        (0.14)       10.39       1.81            707      0.75
1993(7)              10.00         0.19         0.60         (0.19)           --        10.60       8.01+        56,393      0.75
RETAIL CLASS B
1997*               $12.29        $0.14       $ 0.63        $(0.14)       $(1.09)      $11.83       6.31%+     $  3,624      1.80%
1996                 11.68         0.25         1.02         (0.25)        (0.41)       12.29      11.29          2,300      1.80
1995                 10.37         0.27         1.57         (0.28)        (0.25)       11.68      18.51            571      1.79
1994(8)              10.40         0.05        (0.03)        (0.05)           --        10.37       0.19+            11      1.75



                       [WIDE TABLE CONTINUED FROM ABOVE]


  RATIO OF      RATIO OF
    NET       EXPENSES TO
 INVESTMENT     AVERAGE                   AVERAGE
 INCOME TO    NET ASSETS     PORTFOLIO  COMMISSION
  AVERAGE     (EXCLUDING     TURNOVER      RATE
 NET ASSETS     WAIVERS)       RATE        (B)

   4.47%          0.92%         32%     $    --
   4.35           0.92          53           --
   4.73           1.05          68           --
   4.48           2.20          52           --

   4.42%          1.17%         32%     $    --
   4.35           1.17          53           --
   4.71           1.30          68           --
   4.13           2.78          52           --
   4.31           5.09          27           --
   4.83          16.09          23           --
   5.35          15.48          15           --
   5.58          13.85           4           --
   5.57          19.55           4           --
   5.87          13.60           0           --


   4.49%          0.91%         10%     $    --
   4.53           0.93          19           --
   4.76           1.00          38           --
   4.57           1.59          22           --

   4.51%          1.16%         10%     $    --
   4.52           1.18          19           --
   4.74           1.25          38           --
   4.57           1.84          22           --

   4.58%          0.92%          6%     $    --
   4.69           0.93          20           --
   4.84           1.02          19           --
   4.51           4.71           4           --

   4.59%          1.17%          6%     $    --
   4.69           1.18          20           --
   4.83           1.27          19           --
   4.51           4.96           4           --


   3.28%          0.95%         19%     $0.0400
   3.08           1.03          57       0.0409
   3.53           1.01          87           --
   2.91           1.12          32           --

   3.02%          1.20%         19%     $0.0400
   2.84           1.28          57       0.0409
   3.29           1.26          87           --
   2.01           1.29          32           --
   2.40           1.34          31           --

   2.29%          1.95%         19%     $0.0400
   2.12           2.03          57       0.0409
   2.35           2.01          87           --
   1.94           2.12          32           --


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.




FINANCIAL HIGHLIGHTS

For the period ended March 31, 1997 (UNAUDITED), and the periods ended September 30,

For a share outstanding throughout the period.

                                              REALIZED
                                                AND
                   NET ASSET                 UNREALIZED    DIVIDENDS                   DISTRIBUTIONS  NET ASSET
                     VALUE        NET         GAINS OR     FROM NET    DISTRIBUTIONS       FROM         VALUE
                   BEGINNING   INVESTMENT   (LOSSES) ON   INVESTMENT       FROM           RETURN       END OF       TOTAL
                   OF PERIOD     INCOME     INVESTMENTS     INCOME     CAPITAL GAINS    OF CAPITAL     PERIOD     RETURN(A)

BALANCED FUND
INSTITUTIONAL CLASS
1997*               $13.15        $0.20       $  0.76       $(0.20)        $(0.58)       $    --      $13.33         7.38%+
1996                 12.13         0.42          1.43        (0.42)         (0.41)            --       13.15        15.89
1995                 10.54         0.40          1.73        (0.39)         (0.15)            --       12.13        20.89
1994(1)              10.86         0.25        (0.32)        (0.25)             --            --       10.54        (0.64)+
RETAIL CLASS A
1997*               $13.14        $0.18       $  0.77       $(0.19)        $(0.58)       $    --      $13.32         7.26%+
1996                 12.12         0.39          1.43        (0.39)         (0.41)            --       13.14        15.61
1995                 10.54         0.38          1.72        (0.37)         (0.15)            --       12.12        20.57
1994                 10.73         0.34        (0.02)        (0.34)         (0.17)            --       10.54         3.02
1993(7)              10.00         0.28          0.75        (0.28)         (0.02)            --       10.73        10.39+
RETAIL CLASS B
1997*               $13.10        $0.14       $  0.76       $(0.14)        $(0.58)       $    --      $13.28         6.92%+
1996                 12.09         0.31          1.42        (0.31)         (0.41)            --       13.10        14.78
1995                 10.53         0.29          1.71        (0.29)         (0.15)            --       12.09        19.58
1994(8)              10.66         0.06        (0.12)        (0.07)             --            --       10.53        (0.55)+
REAL ESTATE SECURITIES FUND
INSTITUTIONAL CLASS
1997*               $11.53        $0.36       $  1.68       $(0.35)        $(0.03)       $    --      $13.19        17.77%+
1996                 10.37         0.57          1.29        (0.53)             --        (0.17)       11.53        18.53
1995(9)              10.00         0.13          0.39        (0.11)             --        (0.04)       10.37         5.19+
RETAIL CLASS A
1997*               $11.52        $0.41       $  1.62       $(0.34)        $(0.03)       $    --      $13.18        17.70%+
1996                 10.38         0.52          1.30        (0.51)             --        (0.17)       11.52        18.17
1995(10)             10.37           --          0.01            --             --            --       10.38         0.00
RETAIL CLASS B
1997*               $11.46        $0.41       $  1.56       $(0.31)        $(0.03)       $    --      $13.09        17.25%+
1996                 10.37         0.44          1.27        (0.45)             --        (0.17)       11.46        17.00
1995(10)             10.37           --            --            --             --            --       10.37         0.00



                       [WIDE TABLE CONTINUED FROM ABOVE]


                               RATIO OF      RATIO OF
                                 NET        EXPENSES TO
                 RATIO OF     INVESTMENT     AVERAGE
  NET ASSETS   EXPENSES TO    INCOME TO     NET ASSETS    PORTFOLIO   AVERAGE
    END OF       AVERAGE       AVERAGE      (EXCLUDING     TURNOVER  COMMISSION
 PERIOD (000)   NET ASSETS    NET ASSETS      WAIVERS)       RATE      RATE

   $354,166        0.80%         2.93%          0.87%         51%     $0.0700
    332,786        0.80          3.31           0.89          73       0.0619
    192,145        0.79          3.61           0.94          77           --
    125,285        0.75          3.51           1.05          98           --

   $ 25,012        1.05%         2.67%          1.12%         51%     $0.0700
     20,927        1.05          3.05           1.14          73       0.0619
     15,288        0.99          3.41           1.19          77           --
     13,734        0.77          2.63           1.24          98           --
    111,225        0.75          3.31           1.29          77           --

   $ 27,432        1.80%         1.91%          1.87%         51%     $0.0700
     15,542        1.80          2.32           1.89          73       0.0619
      3,120        1.79          2.60           1.94          77           --
        270        1.75          2.80           2.05          98           --


   $ 28,525        0.80%         5.28%          1.11%          8%     $0.0700
     17,895        0.80          5.13           1.51           8       0.0704
      5,756        0.80          6.01           2.34           0           --

   $  1,450        1.05%         5.79%          1.36%          8%     $0.0700
        226        1.05          4.36           1.76           8       0.0704
          1        1.05          0.00           2.59           0           --

   $  1,822        1.80%         4.97%          2.11%          8%     $0.0700
        263        1.80          4.29           2.51           8       0.0704
          1        1.80          0.00           3.34           0           --



*All ratios for the period have been annualized.
+Returns are for the period indicated and have not been annualized.
(A)Excluding sales charges.
(B)Beginning in 1996, average commision rate paid per share is disclosed for all applicable security purchases and sales subject to commissions. The comparability of this information may be affected by the fact that commission rates per share vary significantly among foreign countries.
(1)Institutional Class shares have been offered since February 4, 1994. All ratios for the period have been annualized.
(2)On September 3, 1991, the Board of Directors of FAIF approved a change in the FAIF's fiscal year end from October 31 to September 30, effective September 30, 1991. All ratios for the period have been annualized.
(3)For the period ended October 31.
(4)Commenced operations on December 22, 1987. All ratios for the period have been annualized.
(5)Commenced operations on February 25, 1994. All ratios for the period have been annualized.
(6)Commenced operations on April 4, 1994. All ratios for the period have been annualized.
(7)Commenced operations on December 14, 1992. All ratios for the period have been annualized.
(8)Retail Class B shares have been offered since August 15, 1994. All ratios for the period have been annualized.
(9)Commenced operations on June 30, 1995. All ratios for the period have been annualized.
(10)Commenced operations on September 29, 1995. All ratios for the period have been annualized.




FINANCIAL HIGHLIGHTS

For the period ended March 31, 1997 (UNAUDITED), and the periods ended September 30,

For a share outstanding throughout the period

                                         REALIZED
                                           AND
             NET ASSET                  UNREALIZED    DIVIDENDS                  NET ASSET                                RATIO OF
               VALUE          NET       GAINS OR      FROM NET    DISTRIBUTIONS    VALUE                   NET ASSETS    EXPENSES TO
             BEGINNING    INVESTMENT   (LOSSES) ON   INVESTMENT       FROM        END OF        TOTAL        END OF        AVERAGE
             OF PERIOD      INCOME     INVESTMENTS     INCOME     CAPITAL GAINS   PERIOD      RETURN(A)    PERIOD(000)   NET ASSETS

EQUITY INCOME FUND
INSTITUTIONAL CLASS
1997*          $12.66       $  0.20      $  1.04       $(0.21)       $(0.35)      $13.34         9.98%+      $217,996        0.75%
1996            11.24          0.42         1.43        (0.42)        (0.01)       12.66        16.79          64,590        0.75
1995             9.89          0.41         1.35        (0.41)            --       11.24        18.24          52,126        0.75
1994(1)          9.90          0.07       (0.03)        (0.05)            --        9.89         0.45+         17,489        0.75
RETAIL CLASS A
1997*          $12.65       $  0.20      $  1.02       $(0.20)       $(0.35)      $13.32         9.77%+      $  2,918        1.00%
1996            11.24          0.39         1.42        (0.39)        (0.01)       12.65        16.41           2,581        1.00
1995             9.89          0.41         1.33        (0.39)            --       11.24        18.06           1,995        0.92
1994(2)          9.87          0.41           --        (0.39)            --        9.89         4.22+          1,852        0.88
1993(3)(4)      10.00          0.57       (0.14)        (0.56)            --        9.87         4.44+         28,786        0.75
RETAIL CLASS B
1997*          $12.61       $  0.15      $  1.02       $(0.15)       $(0.35)      $13.28         9.42%+      $  4,852        1.75%
1996            11.20          0.31         1.42        (0.31)        (0.01)       12.61        15.66           3,770        1.75
1995             9.88          0.33         1.32        (0.33)            --       11.20        17.10           1,233        1.75
1994(5)          9.87          0.04         0.02        (0.05)            --        9.88         0.57+              1        1.75
EQUITY INDEX FUND
INSTITUTIONAL CLASS
1997*          $15.47       $  0.14      $  1.55       $(0.14)       $(0.43)      $16.59        11.01%+      $403,662        0.35%
1996            13.34          0.31         2.31        (0.31)        (0.18)       15.47        19.98         348,539        0.35
1995            10.67          0.28         2.75        (0.27)        (0.09)       13.34        29.17         218,932        0.35
1994(6)         10.85          0.20       (0.18)        (0.20)            --       10.67         0.18+        163,688        0.35
RETAIL CLASS A
1997*          $15.49       $  0.12      $  1.55       $(0.12)       $(0.44)      $16.60        10.81%+      $  8,758        0.60%
1996            13.35          0.27         2.32        (0.27)        (0.18)       15.49        19.75           6,221        0.60
1995            10.68          0.25         2.76        (0.25)        (0.09)       13.35        28.90           2,140        0.57
1994            10.60          0.25         0.09        (0.25)        (0.01)       10.68         3.25             758        0.35
1993(7)         10.00          0.20         0.60        (0.20)            --       10.60         8.02+        139,957        0.35
RETAIL CLASS B
1997*          $15.43       $  0.06      $  1.54       $(0.06)       $(0.43)      $16.54        10.47%+      $ 11,835        1.35%
1996            13.30          0.17         2.31        (0.17)        (0.18)       15.43        18.95           8,252        1.35
1995            10.66          0.23         2.68        (0.18)        (0.09)       13.30        27.87           1,197        1.35
1994(5)         10.68          0.01         0.04        (0.07)            --       10.66         0.48+             29        1.35
STOCK FUND
INSTITUTIONAL CLASS
1997*          $22.60       $  0.18      $  2.20       $(0.21)       $(1.76)      $23.01        10.65%+      $850,088        0.80%
1996            19.56          0.42         4.09        (0.42)        (1.05)       22.60        24.32         471,206        0.80
1995            16.50          0.36         3.64        (0.35)        (0.59)       19.56        25.50         312,559        0.79
1994(6)         16.47          0.25         0.03        (0.25)            --       16.50         1.70+        154,949        0.75
RETAIL CLASS A
1997*          $22.59       $  0.16      $  2.21       $(0.19)       $(1.76)      $23.01        10.57%+      $ 29,040        1.05%
1996            19.57          0.36         4.07        (0.36)        (1.05)       22.59        23.90          22,965        1.05
1995            16.51          0.33         3.64        (0.32)        (0.59)       19.57        25.26          13,076        1.00
1994            16.00          0.31         1.00        (0.30)        (0.50)       16.51         8.35           8,421        0.76
1993            14.04          0.22         1.99        (0.23)        (0.02)       16.00        15.82         134,186        0.75
1992            13.62          0.24         0.81        (0.29)        (0.34)       14.04         7.88           3,644        1.45
1991(8)         10.64          0.28         2.95        (0.22)        (0.03)       13.62        30.49+          2,386        1.45
1990(9)         12.09          0.25       (1.17)        (0.25)        (0.28)       10.64        (8.22)          1,161        1.45
1989(9)         10.35          0.25         1.70        (0.20)        (0.01)       12.09        20.33             323        1.24
1988(9)(10)     10.03          0.27         0.35        (0.30)            --       10.35         6.40+            206        1.02
RETAIL CLASS B
1997*          $22.50       $  0.08      $  2.18       $(0.11)       $(1.76)      $22.89        10.10%+      $ 33,934        1.80%
1996            19.49          0.22         4.06        (0.22)        (1.05)       22.50        23.08          23,316        1.80
1995            16.49          0.26         3.55        (0.22)        (0.59)       19.49        24.20           7,051        1.79
1994(5)         16.65          0.03       (0.10)        (0.09)            --       16.49        (0.43)+           346        1.75
DIVERSIFIED GROWTH FUND
INSTITUTIONAL CLASS
1997*          $13.66       $  0.05      $  0.60       $(0.05)       $(0.27)      $13.99         4.73%+      $509,647        0.80%
1996            11.78          0.18         1.88        (0.18)            --       13.66        17.58         225,900        0.79
1995             9.10          0.17         2.67        (0.16)            --       11.78        31.57         132,854        0.75
1994(1)          8.92          0.03         0.18        (0.03)            --        9.10         2.36+         31,875        0.75
RETAIL CLASS A
1997*          $13.63       $  0.04      $  0.59       $(0.04)       $(0.27)      $13.95         4.59%+      $  6,793        1.05%
1996            11.75          0.15         1.88        (0.15)            --       13.63        17.38           5,318        1.04
1995             9.09          0.15         2.66        (0.15)            --       11.75        31.21           2,710        0.92
1994(2)          9.39          0.10       (0.29)        (0.11)            --        9.09        (2.07)+         1,900        0.90
1993(3)(4)      10.00          0.11       (0.63)        (0.09)            --        9.39        (5.18)+        31,084        0.78
RETAIL CLASS B
1997*          $13.57       $(0.01)      $  0.59       $(0.01)       $(0.27)      $13.87         4.22%+      $  6,879        1.80%
1996            11.73          0.08         1.84        (0.08)            --       13.57        16.41           5,775        1.79
1995             9.09          0.09         2.65        (0.10)            --       11.73        30.29             819        1.75
1994(5)          8.87          0.01         0.23        (0.02)            --        9.09         2.75+             12        1.75



                       [WIDE TABLE CONTINUED FROM ABOVE]


    RATIO OF       RATIO OF
      NET         EXPENSES TO
   INVESTMENT       AVERAGE                  AVERAGE
     INCOME TO     NET ASSETS    PORTFOLIO  COMMISSION
     AVERAGE      (EXCLUDING     TURNOVER      RATE
    NET ASSETS      WAIVERS)       RATE         (B)

        2.93%         0.90%          20%     $0.0700
        3.50          0.95           23       0.0700
        4.11          1.06           23           --
        5.61          1.14          108           --

        2.93%         1.15%          20%     $0.0700
        3.25          1.20           23       0.0700
        3.91          1.31           23           --
        4.88          1.39          108           --
        6.09          1.36           68           --

        2.18%         1.90%          20%     $0.0700
        2.49          1.95           23       0.0700
        3.05          2.06           23           --
        4.39          2.14          108           --


        1.69%         0.87%           2%     $0.0392
        2.14          0.90           10       0.0377
        2.41          0.95            9           --
        2.59          1.03           11           --

        1.44%         1.12%           2%     $0.0392
        1.87          1.15           10       0.0377
        2.16          1.20            9           --
        2.23          1.23           11           --
        2.52          1.30            1           --

        0.69%         1.87%           2%     $0.0392
        1.11          1.90           10       0.0377
        1.34          1.95            9           --
        1.68          2.03           11           --


        1.27%         0.87%          47%     $0.0617
        1.90          0.88           40       0.0653
        2.10          0.94           52           --
        2.28          1.01           65           --

        1.05%         1.12%          47%     $0.0617
        1.64          1.13           40       0.0653
        1.89          1.19           52           --
        1.51          1.20           65           --
        1.94          1.28           48           --
        1.75          4.46           39           --
        2.47          7.42           76           --
        2.24          9.47           41           --
        2.26         36.39           74           --
        2.67         28.60           80           --

        0.30%         1.87%          47%     $0.0617
        0.89          1.88           40       0.0653
        1.10          1.94           52           --
        1.58          2.01           65           --


        0.71%         0.90%          15%     $0.0700
        1.39          0.92           21       0.0593
        1.69          1.01           28           --
        2.37          1.08          101           --

        0.57%         1.15%          15%     $0.0700
        1.13          1.17           21       0.0593
        1.52          1.26           28           --
        1.15          1.33          101           --
        1.26          1.25            5           --

       (0.16)%        1.90%          15%     $0.0700
        0.36          1.92           21       0.0593
        0.58          2.01           28           --
        1.20          2.08          101           --


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.




FINANCIAL HIGHTLIGHTS

For the period ended March 31, 1997 (UNAUDITED), and the periods ended September 30,

For a share outstanding throughout the period

                                         REALIZED
                                           AND
              NET ASSET       NET       UNREALIZED    DIVIDENDS                  NET ASSET                                RATIO OF
                VALUE     INVESTMENT     GAINS OR     FROM NET    DISTRIBUTIONS    VALUE                   NET ASSETS    EXPENSES TO
              BEGINNING     INCOME     (LOSSES) ON   INVESTMENT       FROM        END OF        TOTAL        END OF        AVERAGE
              OF PERIOD     (LOSS)     INVESTMENTS     INCOME     CAPITAL GAINS   PERIOD       RETURN(A)   PERIOD(000)   NET ASSETS

SPECIAL EQUITY FUND
INSTITUTIONAL CLASS
1997*          $20.43       $ 0.08       $ 2.15        $(0.06)       $(3.20)      $19.40        11.84%+     $371,520        0.88%
1996            17.89         0.25         3.95         (0.24)        (1.42)       20.43        25.61        247,828        0.88
1995            17.30         0.38         1.61         (0.38)        (1.02)       17.89        12.84        201,786        0.88
1994(6)         16.34         0.22         0.96         (0.22)           --        17.30         7.31+       128,806        0.79
RETAIL CLASS A
1997*          $20.41       $ 0.07       $ 2.13        $(0.04)       $(3.20)      $19.37        11.71%+     $ 21,130        1.13%
1996            17.89         0.20         3.94         (0.20)        (1.42)       20.41        25.23         17,987        1.13
1995            17.30         0.35         1.60         (0.34)        (1.02)       17.89        12.63         11,609        1.09
1994            15.81         0.28         2.52         (0.28)        (1.03)       17.30        18.70          7,333        0.81
1993            13.61         0.23         2.32         (0.25)        (0.10)       15.81        18.91         81,899        0.81
1992            12.98         0.21         1.61         (0.27)        (0.92)       13.61        15.17          3,586        1.50
1991(8)         10.33         0.30         2.61         (0.26)           --        12.98        28.38+         3,423        1.50
1990(9)         12.96         0.47        (2.03)        (0.46)        (0.61)       10.33       (13.24)         2,761        1.50
1989(9)         11.55         0.47         1.39         (0.41)        (0.04)       12.96        17.41          2,000        1.38
1988(9)(10)     10.03         0.34         1.57         (0.39)           --        11.55        19.56+           578        1.20
RETAIL CLASS B
1997*          $20.31       $ 0.01       $ 2.09        $   --        $(3.20)      $19.21        11.23%+     $ 20,652        1.88%
1996            17.83         0.09         3.91         (0.10)        (1.42)       20.31        24.35         12,847        1.88
1995            17.29         0.29         1.51         (0.24)        (1.02)       17.83        11.64          4,847        1.88
1994(5)         16.51         0.01         0.85         (0.08)           --        17.29         5.22+           370        1.68
REGIONAL EQUITY FUND
INSTITUTIONAL CLASS
1997*          $17.75       $ 0.07       $ 0.07        $(0.11)       $(0.69)      $17.09         0.61%+     $257,160        0.89%
1996            17.13         0.09         1.70         (0.06)        (1.11)       17.75        11.27        259,138        0.88
1995            12.52         0.11         4.90         (0.08)        (0.32)       17.13        41.40        188,583        0.84
1994(6)         12.41         0.07         0.11         (0.07)           --        12.52         1.46+        96,045        0.80
RETAIL CLASS A
1997*          $17.71       $ 0.05       $ 0.07        $(0.07)       $(0.69)      $17.07         0.51%+     $ 25,213        1.14%
1996            17.12         0.04         1.70         (0.04)        (1.11)       17.71        10.97         25,325        1.13
1995            12.52         0.08         4.90         (0.06)        (0.32)       17.12        41.17         14,917        1.05
1994            11.96         0.08         0.71         (0.07)        (0.16)       12.52         6.76          8,345        0.82
1993(7)         10.00         0.05         1.96         (0.05)           --        11.96        20.17+        58,427        0.80
RETAIL CLASS B
1997*          $17.47       $(0.01)      $ 0.06        $   --        $(0.69)      $16.83         0.13%+     $ 28,636        1.89%
1996            16.99        (0.04)        1.64         (0.01)        (1.11)       17.47        10.14         27,671        1.88
1995            12.50         0.04         4.80         (0.03)        (0.32)       16.99        39.98          7,630        1.84
1994(5)         12.19           --         0.33         (0.02)           --        12.50         2.73+           185        1.80



                       [WIDE TABLE CONTINUED FROM ABOVE]


   RATIO OF      RATIO OF
     NET        EXPENSES TO
  INVESTMENT      AVERAGE                  AVERAGE
  INCOME/LOSS   NET ASSETS   PORTFOLIO   COMMISSION
  TO AVERAGE    (EXCLUDING   TURNOVER       RATE
  NET ASSETS     WAIVERS)      RATE         (B)

      0.96%       0.88%         52%       $0.0700
      1.35        0.88         143         0.0673
      2.30        0.95          72             --
      1.93        1.03         116             --

      0.74%       1.13%         52%       $0.0700
      1.06        1.13         143         0.0673
      2.08        1.20          72             --
      1.88        1.23         116             --
      2.07        1.31         104             --
      1.61        4.18         146             --
      2.60        5.13         116             --
      4.09        4.21         113             --
      4.07        8.68         102             --
      4.02       15.60          51             --

     (0.02)%      1.88%         52%       $0.0700
      0.25        1.88         143         0.0673
      1.22        1.95          72             --
      0.47        2.03         116             --


      0.50%       0.90%          9%       $0.0700
      0.49        0.90          36         0.0697
      0.78        0.95          42             --
      0.82        1.05          41             --

      0.25%       1.15%          9%       $0.0700
      0.24        1.15          36         0.0697
      0.58        1.20          42             --
      0.59        1.25          41             --
      0.59        1.30          28             --

     (0.50)%      1.90%          9%       $0.0700
     (0.52)       1.90          36         0.0697
     (0.25)       1.95          42             --
     (0.41)       2.05          41             --



*All ratios for the period have been annualized.
+Returns are for the period indicated and have not been annualized.
(A)Excluding sales charges.
(B)Beginning in 1996, average commission rate paid per share is disclosed for all applicable security purchases and sales subject to commissions. The comparability of this information may be affected by the fact that commission rates per share vary significantly among foreign countries.
(1)Institutional class shares have been offered since August 2, 1994. All ratios for the period have been annualized.
(2)On April 28, 1994 the Board of Directors of FAMF approved a change in the FAMF's fiscal year end from November 30 to September 30, effective September 30, 1994. On April 28, 1994, shareholders of the fund approved a change in the adviser from Boulevard National Bank to First Bank N.A. All ratios for the period have been annualized.
(3)For the Period ended November 30.
(4)Commenced operations on December 18, 1992. All ratios for the period have been annualized.
(5)Retail Class B shares have been offered since August 15, 1994. All ratios for the period have been annualized.
(6)Institutional Class shares have been offered since February 4, 1994. All ratios for the period have been annualized.
(7)Commenced operations on December 14, 1992. All ratios for the period have been annualized.
(8)On September 3, 1991, the Board of Directors of FAIF approved a change in the FAIF's fiscal year end from October 31 to September 30, effective September 30, 1991. All ratios for the period have been annualized.
(9)For the period ended October 31.
(10)Commenced operations on December 22, 1987. All ratios for the period have been annualized.




FINANCIAL HIGHLIGHTS

For the period ended March 31, 1997 (UNAUDITED), and the periods ended September 30,

For a share outstanding throughout the period

                                       REALIZED
                                         AND
            NET ASSET       NET        UNREALIZED    DIVIDENDS                 NET ASSET
              VALUE      INVESTMENT    GAINS OR     FROM NET    DISTRIBUTIONS    VALUE                   NET ASSETS
             BEGINNING     INCOME     (LOSSES) ON  INVESTMENT       FROM         END OF       TOTAL         END OF
             OF PERIOD     (LOSS)     INVESTMENTS    INCOME     CAPITAL GAINS    PERIOD     RETURN (A)   PERIOD (000)
EMERGING GROWTH FUND
INSTITUTIONAL CLASS
1997*         $14.79       $ 0.02       $(1.33)       $   --        $(0.66)      $12.82         (9.02)%+    $113,038
1996           13.41        (0.03)        1.77         (0.01)        (0.35)       14.79         13.39         73,025
1995           10.56         0.03         2.99         (0.02)        (0.15)       13.41         29.16         41,716
1994(1)        10.00         0.01         0.56         (0.01)           --        10.56          5.68+         6,849
RETAIL CLASS A
1997*         $14.77       $   --       $(1.33)       $   --        $(0.66)      $12.78         (9.17)%+    $  2,188
1996           13.40        (0.06)        1.78            --         (0.35)       14.77         13.21          1,867
1995           10.57         0.01         2.99         (0.02)        (0.15)       13.40         28.82            386
1994(1)        10.00         0.01         0.57         (0.01)           --        10.57          5.88+            91
RETAIL CLASS B
1997*         $14.53       $(0.05)      $(1.30)       $   --        $(0.66)      $12.52         (9.47)%+    $    799
1996           13.29        (0.12)        1.71            --         (0.35)       14.53         12.32            799
1995           10.55        (0.03)        2.92            --         (0.15)       13.29         27.89            268
1994(2)         9.89        (0.01)        0.67            --            --        10.55          6.67+            18
INTERNATIONAL FUND
INSTITUTIONAL CLASS
1997*         $10.31       $(0.02)      $ 0.81        $(0.17)(C)    $   --       $10.93          7.71%+     $158,841
1996           10.30        (0.01)        0.22         (0.20)(C)        --        10.31          2.11        135,238
1995           10.22         0.01         0.07            --            --        10.30          0.78         94,400
1994(1)        10.00        (0.01)        0.23            --            --        10.22          2.20+        47,963
RETAIL CLASS A
1997*         $10.28       $(0.05)      $ 0.84        $(0.15)(C)    $   --       $10.92          7.73%+     $  2,091
1996           10.28        (0.02)        0.20         (0.18)(C)        --        10.28          1.84          1,964
1995           10.21           --         0.07            --            --        10.28          0.69            876
1994(3)         9.98        (0.01)        0.24            --            --        10.21          2.30+           464
RETAIL CLASS B
1997*         $10.14       $(0.07)      $ 0.80        $(0.10)(C)    $   --       $10.77          7.23%+     $  1,449
1996           10.20        (0.07)        0.17         (0.16)(C)        --        10.14          1.02          1,175
1995           10.21        (0.03)        0.02            --            --        10.20         (0.10)           306
1994(2)        10.23        (0.01)       (0.01)           --            --        10.21         (0.20)+           22
HEALTH SCIENCES FUND
INSTITUTIONAL CLASS
1997*         $ 9.87       $(0.01)      $(0.07)       $(0.01)       $(0.10)      $ 9.68         (0.72)%+    $ 35,322
1996(4)        10.00         0.03        (0.15)        (0.01)           --         9.87         (1.20)+       12,485
RETAIL CLASS A
1997*         $ 9.86       $(0.01)      $(0.08)       $   --        $(0.10)      $ 9.67         (0.81)%+    $    670
1996(4)        10.00         0.01        (0.14)        (0.01)           --         9.86         (1.32)+          629
RETAIL CLASS B
1997*         $ 9.81       $(0.03)      $(0.10)       $   --        $(0.10)      $ 9.58         (1.23)%+    $    393
1996(4)        10.00        (0.02)       (0.16)        (0.01)           --         9.81         (1.86)+          281
TECHNOLOGY FUND
INSTITUTIONAL CLASS
1997*         $19.29       $ 0.04       $(3.20)       $   --        $(2.06)      $14.07        (18.21)%+    $104,585
1996           18.24        (0.04)        2.98            --         (1.89)       19.29         18.85         64,602
1995           11.19        (0.03)        7.31            --         (0.23)       18.24         66.22         29,272
1994(1)        10.00        (0.01)        1.20            --            --        11.19         11.90+         6,491
RETAIL CLASS A
1997*         $19.25       $(0.03)      $(3.14)       $   --        $(2.06)      $14.02        (18.31)%+    $  3,373
1996           18.24        (0.05)        2.95            --         (1.89)       19.25         18.60          4,799
1995           11.19        (0.03)        7.31            --         (0.23)       18.24         66.22          1,464
1994(1)        10.00        (0.01)        1.20            --            --        11.19         11.90+            61
RETAIL CLASS B
1997*         $18.85       $(0.03)      $(3.11)       $   --        $(2.06)      $13.65        (18.56)%+    $  4,833
1996           18.02        (0.14)        2.86            --         (1.89)       18.85         17.75          4,881
1995           11.17        (0.04)        7.12            --         (0.23)       18.02         64.52          2,031
1994(2)         9.85        (0.02)        1.34            --            --        11.17         13.40+             2




                       [WIDE TABLE CONTINUED FROM ABOVE]




               RATIO OF     RATIO OF
                 NET      EXPENSES TO
 RATIO OF    INVESTMENT     AVERAGE                 AVERAGE
EXPENSES TO  INCOME/LOSS  NET ASSETS   PORTFOLIO  COMMISSION
  AVERAGE    TO AVERAGE    (EXCLUDING   TURNOVER     RATE
 NET ASSETS   NET ASSETS    WAIVERS)     RATE        (B)

   0.90%        (0.30)%      0.92%        22%     $0.0700
   0.89         (0.24)       0.96         39       0.0700
   0.84          0.20        1.19         51           --
   0.80          0.23        2.59         19           --

   1.15%        (0.57)%      1.17%        22%     $0.0700
   1.14         (0.52)       1.21         39       0.0700
   1.04          0.00        1.44         51           --
   0.79          0.23        2.84         19           --

   1.90%        (1.29)%      1.92%        22%     $0.0700
   1.89         (1.26)       1.96         39       0.0700
   1.84         (0.83)       2.19         51           --
   1.80         (0.85)       3.59         19           --


   1.68%        (0.63)%      1.68%        56%     $0.0188
   1.72         (0.06)       1.72        100       0.0345
   1.74          0.12        1.81         57           --
   1.75         (0.19)       2.05         16           --

   1.93%        (0.72)%      1.93%        56%     $0.0188
   1.97         (0.28)       1.97        100       0.0345
   1.93         (0.13)       2.06         57           --
   1.75         (0.26)       2.30         16           --

   2.68%        (1.63)%      2.68%        56%     $0.0188
   2.72         (0.96)       2.72        100       0.0345
   2.76         (0.95)       2.81         57           --
   2.75         (0.71)       3.05         16           --


   0.90%         0.01%       1.20%        15%     $0.0700
   0.90          0.43        1.87         19       0.0700

   1.15%        (0.26)%      1.45%        15%     $0.0700
   1.15          0.18        2.12         19       0.0700

   1.90%        (1.01)%      2.20%        15%     $0.0700
   1.90         (0.61)       2.87         19       0.0700


   0.88%        (0.64)%      0.94%        67%     $0.0700
   0.90         (0.60)       1.01        119       0.0700
   0.88         (0.35)       1.30         74           --
   0.80         (0.21)       3.12         43           --

   1.13%        (0.88)%      1.19%        67%     $0.0700
   1.15         (0.85)       1.26        119       0.0700
   1.13         (0.61)       1.55         74           --
   0.80         (0.21)       3.37         43           --

   1.88%        (1.64)%      1.94%        67%     $0.0700
   1.90         (1.60)       2.01        119       0.0700
   1.88         (1.41)       2.30         74           --
   1.80         (1.44)       4.12         43           --


* All ratios for the period have been annualized.
+ Returns are for the period indicated and have not been annualized.
(A) Excluding sales charges.
(B) Beginning in 1996, average commission rate paid per share is disclosed for all applicable security purchases and sales subject to commissions. The comparability of this information may be affected by the fact that commission rates per share vary significantly among foreign countries.
(C) Represents a distribution in excess of net investment income due to the tax treatment of foreign currency related transactions.
(1) Commenced operations on April 4, 1994. All ratios for the period have been annualized.
(2) Retail Class B shares have been offered since August 15, 1994. All ratios for the period have been annualized.
(3) Retail Class A shares have been offered since April 7, 1994. All ratios for the period have been annualized.
(4) Commenced operations on January 31, 1996. All ratios for the period have been annualized.


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


1 ORGANIZATION

The First American Prime Obligations Fund, Government Obligations Fund and Treasury Obligations Fund are funds offered by First American Funds, Inc. (FAF). The First American Limited Term Income Fund, Intermediate Term Income Fund, Intermediate Government Bond Fund, Fixed Income Fund, Intermediate Tax Free Fund, Minnesota Insured Intermediate Tax Free Fund, Colorado Intermediate Tax Free Fund, Asset Allocation Fund, Balanced Fund, Real Estate Securities Fund, Equity Income Fund, Equity Index Fund, Stock Fund, Diversified Growth Fund, Special Equity Fund, Regional Equity Fund, Emerging Growth Fund, International Fund, Health Sciences Fund, and Technology Fund are funds offered by First American Investment Funds, Inc. (FAIF). FAF and FAIF (collectively the "Funds") are registered under the Investment Company Act of 1940, as amended, as open end, management investment companies. The Funds' articles of incorporation permit the Board of Directors to create additional funds in the future.

FAF offers Class A, Class B, Class C and Class D shares. Class B shares are only available pursuant to an exchange for Class B shares of another fund in the First American family. Class B shares may also be subject to a contingent deferred sales charge for six years and automatically convert to Class A shares after eight years. Class C and D shares are offered only to qualifying institutional investors. Class A and B shares are not offered by the Government Obligations Fund or Treasury Obligations Fund.

FAIF offers Class A, Class B and Class C shares. Class A shares are sold with a front-end sales charge. Class B shares may be subject to a contingent deferred sales charge for six years and automatically convert to Class A shares after eight years. Class C shares have no sales charge and are offered only to qualifying institutional investors.

The Funds' prospectus provides a description of each Fund's investment objectives, policies and strategies. All classes of shares in FAF and FAIF have identical voting, dividend, liquidation and other rights, and the same terms and conditions, except that the level of distribution fees charged may differ among classes.

2 SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The significant accounting policies followed by the Funds are as follows:

SECURITY VALUATION -- Investment securities held by the FAF Funds are stated at amortized cost which approximates market value. Under the amortized cost method, any discount or premium is amortized ratably to the maturity of the security and is included in interest income.

FAIF Fund investments in equity securities which are traded on a national securities exchange (or reported on the NASDAQ national market system) are stated at the last quoted sales price if readily available for such equity securities on each business day; other equity securities traded in the over-the-counter market and listed equity securities for which no sale was reported on that date are stated at the last quoted bid price. Debt obligations exceeding sixty days to maturity which are actively traded are valued by an independent pricing service at the most recently quoted bid price. When market quotations are not readily available, securities are valued at fair value as determined in good faith by procedures established and approved by the Board of Directors. Debt obligations with sixty days or less remaining until maturity may be valued at their amortized cost. Foreign securities are valued based upon quotation from the primary market in which they are traded.

SECURITY TRANSACTIONS AND INVESTMENT INCOME -- The Funds record security transactions on the trade date of the security purchase or sale. Dividend income is recorded on the ex-dividend date. Interest income, including amortization of bond premium and discount is recorded on the accrual basis. Security gains and losses are determined on the basis of identified cost, which is the same basis used for Federal income tax purposes.

DISTRIBUTIONS TO SHAREHOLDERS -- Distributions from net investment income for the FAF funds are declared on a daily basis and are payable on the first business day of the following month.

Limited Term Income Fund, Intermediate Term Income Fund, Intermediate Government Bond Fund, Fixed Income Fund, Intermediate Tax Free Fund, Minnesota Insured Intermediate Tax Free Fund, Colorado Intermediate Tax Free Fund, Asset Allocation Fund, Balanced Fund, Equity Income Fund, Equity Index Fund, Stock Fund, Diversified Growth Fund and Special Equity Fund declare and pay income dividends monthly. Real Estate Securities Fund, Regional Equity Fund, Emerging Growth Fund, Health Sciences Fund and Technology Fund declare and pay income dividends quarterly.

A portion of the quarterly distributions of the Real Estate Securities Fund may be a return of capital. International Fund declares and pays dividends annually. Any net realized capital gains on sales of securities for a fund are distributed to shareholders at least annually.

FEDERAL TAXES -- It is each Fund's intention to continue to qualify as a regulated investment company and distribute all of its taxable income. Accordingly, no provision for Federal income taxes is required. For Federal income tax purposes, required distributions related to realized gains from security transactions are computed as of October 31st.

The amounts of distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from those amounts determined under generally accepted accounting principles. These book/tax differences are either temporary or permanent in nature. These differences are primarily due to wash sales, foreign currency gains and losses, the "market-to-market" of certain Passive Foreign Investment Companies (PFICs) for tax purposes, the character of distributions made during the year from net investment income or net realized gains, and the timing of distributions where the fiscal year in which the amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the fund. In the Regional Equity Fund, a permanent difference resulted from a redemption-in-kind in the amount of $6,712,162 of which the resulting realized gains were recognized for book purposes but not for tax purposes. To the extent these differences are permanent, adjustments are made to the appropriate equity accounts in the period that the difference arises.

FUTURES TRANSACTIONS -- In order to gain exposure to or protect against changes in the market, certain Funds may enter into S&P Stock Index futures contracts and other stock futures contracts.

Upon entering into a futures contract, the Fund is required to deposit cash or pledge "U.S." Government securities in an amount equal to five percent of the purchase price indicated in the futures contract (initial margin). Subsequent payments, which are dependent on the daily fluctuations in the value of the underlying security or securities, are made or received by the Fund each day (daily variation margin) and are recorded as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund's basis in the contracts. Risks of entering into futures contracts, in general, include the possibility that there will not be a perfect price correlation between the futures contracts and the underlying securities. Second, it is possible that a lack of liquidity for futures contracts could exist in the secondary market, resulting in an inability to close a futures position prior to its maturity date. Third, the purchase of a futures contract involves the risk that a Fund could lose more than the original margin deposit required to initiate a futures transaction. Unrealized gains or losses on outstanding positions in futures contracts held at the close of the year will be recognized as capital gains or losses for Federal income tax purposes.

REPURCHASE AGREEMENTS -- The Funds may enter into repurchase agreements with member banks of the Federal Deposit Insurance Corporation or registered broker dealers whom the Adviser or Sub-Adviser deems creditworthy under guidelines approved by the Board of Directors, subject to the seller's agreement to repurchase such securities at a mutually agreed upon date and price. The repurchase price would generally equal the price paid by the Fund plus interest negotiated on the basis of current short-term rates.

Securities pledged as collateral for repurchase agreements are held by the custodian bank until the respective agreements mature. The Portfolios may also invest in tri-party repurchase agreements. Securities held as collateral for tri-party repurchase agreements are maintained in a segregated account by the broker's custodian bank until the maturity of the repurchase agreement. Provisions of the repurchase agreements ensure that the market value of the collateral, including accrued interest thereon, is sufficient in the event of default of the counterparty. If the counterparty defaults and the value of the collateral declines or if the counterparty enters an insolvency proceeding, realization of the collateral by the Funds may be delayed or limited.

SECURITIES PURCHASED ON A WHEN-ISSUED BASIS -- Delivery and payment for securities which have been purchased by a Fund on a forward commitment or when-issued basis can take place up to a month or more after the transaction date. During this period, such securities are subject to market fluctuations and the portfolio maintains, in a segregated account with its custodian, assets with a market value equal to or greater than the amount of its purchase commitments.

FOREIGN CURRENCY TRANSLATION -- The books and records of the International Fund are maintained in U.S. dollars on the following bases:

      (I) market value of investment securities, assets and liabilities at the current rate of exchange; and

     (II) purchases and sales of investment securities, income and expenses at the relevant rates of exchange prevailing on the respective dates of such transactions.

The International Fund does not isolate the portion of gains and losses on investments in equity securities that is due to changes in the foreign exchange rates from that which is due to change in market prices of equity securities.

The International Fund reports certain foreign currency related transactions as components of realized gains for financial reporting purposes, whereas such components are treated as ordinary income for Federal income tax purposes.

FORWARD FOREIGN CURRENCY CONTRACTS -- The International Fund enters into forward foreign currency contracts as hedges against either specific transactions or fund positions. The aggregate principal amount of the contracts are not recorded as the International Fund intends to settle the contracts prior to delivery. All commitments are "marked-to-market" daily at the applicable foreign exchange rate and any resulting unrealized gains or losses are recorded currently. The International Fund realizes gains or losses at the time the forward contracts are extinguished. Unrealized gains or losses on outstanding positions in forward foreign currency contracts held at the close of the year will be recognized as ordinary income or loss for Federal income tax purposes.

EXPENSES -- Expenses that are directly related to one of the Funds are charged directly to that Fund. Other operating expenses are prorated to the Funds on the basis of relative net asset value. Class specific expenses, such as the 12b-1 fees, are borne by that class. Income, other expenses and realized and unrealized gains and losses of a Fund are allocated to the respective class on the basis of the relative net asset value each day.

OPTIONS TRANSACTIONS -- In order to hedge against market risks the funds may write call options on stock indices. Options are valued daily based upon the last sales price on the principal exchange on which the option is traded, and the fund records the unrealized gain or loss. The fund will realize a gain or loss upon the expiration or closing of the options contract.

USE OF ESTIMATES IN THE PREPARATION OF FINANCIAL STATEMENTS -- The preparation of financial statements, in conformity with generally accepted accounting principles, requires management to make estimates and assumptions that affect the reported amount of net assets and liabilities and disclosure of contingent assets at the date of the financial statements and the reported results of operations during the reporting period. Actual results could differ from those estimates.

3 FEES AND EXPENSES

Pursuant to an investment advisory agreement (the Agreement), First Bank National Association (the Adviser) manages each Fund's assets and furnishes related office facilities, equipment, research and personnel. The Agreement requires each Fund to pay the Adviser a monthly fee based upon average daily net assets. The fee for each of the FAF Funds is equal to an annual rate of .40% of the average daily net assets. The fee for each of the FAIF Funds, other than the International Fund, is equal to an annual rate of .70% of the average daily net assets. Marvin & Palmer Associates, Inc., serves as Sub-Adviser to the International Fund pursuant to a Sub-Advisory Agreement with the Adviser. The fee for the International Fund is equal to an annual rate of 1.25% of average daily net assets.

FAIF Funds may invest in FAF Funds, subject to certain limitations. The terms of such transactions are identical to those of non-related entities except that, to avoid duplicative investment advisory fees, the Adviser reimburses to each FAIF Fund an amount equal to the investment advisory fee earned by FAF related to such investments.

Through a separate contractual agreement, First Trust National Association, an affiliate of the Adviser, serves as the Funds' custodian. In the Statement of Operations, expenses paid indirectly represent a reduction of custodian fees for earnings on cash balances.

SEI Financial Services Company (SFS) and SEI Financial Management Corporation,
(SFM) serve as distributor and administrator of the Funds, respectively. Under the distribution plan, each of the Funds pay SFS a monthly distribution fee of
 .25% of each Fund's average daily net assets of the Retail Class A shares, 1.00% of the Retail Class B shares and .15% of the Corporate Trust Class D shares, which may be used by SFS to provide compensation for sales support and distribution activities. No distribution fees are paid by Institutional Class C shares. SFM provides administrative services, including certain accounting, legal and shareholder services, at an annual rate of .07% of each FAF Fund's, and .12% of each FAIF Fund's, average daily net assets, with a minimum annual fee of $50,000 per Fund. To the extent that the aggregate net assets of FAF, FAIF and First American Strategy Funds, Inc. exceed $8 billion, the annual rate of each FAF fund is reduced to .055% and each FAIF fund is reduced to .105%.

In addition to the investment advisory and management fees, custodian fees, distribution fees, administrator and transfer agent fees, each fund is responsible for paying most other operating expenses including organization costs, fees and expenses of outside directors, registration fees, printing shareholder reports, legal, auditing, insurance and other miscellaneous expenses.

For the period ended March 31, 1997, legal fees and expenses were paid to a law firm of which the Secretary of the Funds is a partner.

DST Systems, Inc. provides transfer agent services for the Funds.

A Contingent Deferred Sales Charge (CDSC) is imposed on redemptions made in the Retail Class B. The CDSC varies depending on the number of years from time of payment for the purchase of Class B shares until the redemption of such shares.

                         CONTINGENT DEFERRED SALES
                                  CHARGE
     YEAR SINCE          AS A PERCENTAGE OF DOLLAR
      PURCHASE           AMOUNT SUBJECT TO CHARGE

      First                        5.00%
      Second                       5.00%
      Third                        4.00%
      Fourth                       3.00%
      Fifth                        2.00%
      Sixth                        1.00%
      Seventh                      0.00%
      Eighth                       0.00%

For the period ended March 31, 1997, sales charges retained by SFS for distributing the Funds' shares were approximately $58,000.

4 INVESTMENT SECURITY TRANSACTIONS

During the period ended March 31, 1997, purchases of securities and proceeds from sales of securities, other than temporary investments in short-term securities, were as follows (000):

                              U.S. GOVERNMENT         OTHER INVESTMENT
                                SECURITIES               SECURITIES
                           PURCHASES     SALES     PURCHASES      SALES

     Limited Term
      Income Fund           $  3,894    $  1,215    $ 33,056    $ 30,156
     Intermediate Term
      Income Fund            101,954     116,165          --       6,028
     Intermediate
      Government
      Bond Fund                6,034       8,823          --          --
     Fixed Income Fund       362,395     375,543       9,066      21,704
     Intermediate Tax
      Free Fund                   --          --      46,266      40,754
     Minnesota Insured
      Intermediate Tax
      Free Fund                   --          --      31,067      21,415
     Colorado
      Intermediate Tax
      Free Fund                   --          --       3,214       2,555
     Asset Allocation
      Fund                     8,266       4,368       3,616      27,082
     Balanced Fund           117,826     106,658      60,096      70,686
     Real Estate
      Securities Fund             --          --      11,489       1,953
     Equity Income Fund           --          --      24,815      24,708
     Equity Index Fund            --          --      19,229       6,594
     Stock Fund                   --          --     443,447     275,053
     Diversified Growth
      Fund                        --          --      61,582      71,363
     Special Equity
      Fund                        --          --     208,796     172,106
     Regional Equity
      Fund                        --          --      45,628      24,670
     Emerging Growth
      Fund                        --          --      30,706      21,047
     International Fund           --          --      94,954      78,469
     Health Sciences
      Fund                        --          --       4,122       7,272
     Technology Fund              --          --      68,125      71,413


At March 31, 1997 the total cost of securities for Federal income tax purposes, was not materially different from amounts reported for financial reporting purposes. The aggregate gross unrealized appreciation and depreciation for securities held by the Funds at March 31, 1997 is as follows (000):

                                    AGGREGATE       AGGREGATE
                                      GROSS           GROSS
                                  APPRECIATION    DEPRECIATION       NET

     Limited Term Income Fund       $    167        $   (426)     $   (259)
     Intermediate Term Income
      Fund                                34          (2,497)       (2,463)
     Intermediate Government
      Bond Fund                        1,412            (800)          612
     Fixed Income Fund                 1,384         (12,951)      (11,567)
     Intermediate Tax Free Fund        3,475          (1,188)        2,287
     Minnesota Insured
      Intermediate Tax Free Fund    $  5,954        $ (1,461)     $  4,493
     Colorado Intermediate
      Tax Free Fund                    1,453             (93)        1,360
     Asset Allocation Fund            11,308          (1,149)       10,159
     Balanced Fund                    47,132          (6,894)       40,238
     Real Estate Securities Fund       4,466            (228)        4,238
     Equity Income Fund               64,801          (3,166)       61,635
     Equity Index Fund               126,234          (9,037)      117,197
     Stock Fund                      133,958         (23,192)      110,766
     Diversified Growth Fund         188,549         (16,720)      171,829
     Special Equity Fund              49,173         (25,036)       24,137
     Regional Equity Fund             68,953         (24,399)       44,554
     Emerging Growth Fund             23,102         (17,577)        5,525
     International Fund               19,200          (1,902)       17,298
     Health Sciences Fund              7,087          (3,469)        3,618
     Technology Fund                  17,027         (21,994)       (4,967)

5 DEFERRED ORGANIZATIONAL COSTS

Organizational costs have been capitalized by the Funds and are being amortized over sixty months commencing with operations on a straight-line basis.

6 FORWARD FOREIGN CURRENCY CONTRACTS

The International Fund enters into forward foreign currency exchange contracts as hedges against portfolio positions. Such contracts, which protect the value of the Fund's investment securities against a decline in the value of the hedged currency, do not eliminate fluctuations in the underlying prices of the securities. They simply establish an exchange rate at a future date. Also, although such contracts tend to minimize the risk of loss due to a decline in the value of a hedged currency, at the same time they tend to limit any potential gain that might be realized should the value of such foreign currency increase.

The following forward foreign currency contracts were outstanding at March 31, 1997.

                                                                  NET
                                                   IN         UNREALIZED
                               CONTRACTS TO     EXCHANGE   APPRECIATION/
           SETTLEMENT             DELIVER         FOR   (DEPRECIATION)
              DATES                (000)         (000)           (000)
     FOREIGN CURRENCY
             SALES:
             5/16/97     CH          6,400      $ 4,406          $ (38)
             5/16/97     DM         16,440        9,760            (87)
             5/16/97     FF         45,100        7,931           (128)
             5/16/97     FI          9,100        1,795            (45)
             5/16/97     IT      3,965,300        2,333            (41)
             5/16/97     JY      1,264,270       10,294              1
             5/16/97     NG         15,940        8,403           (125)
             5/16/97     NK          1,150          168             (7)
             5/16/97     SK         41,140        5,321           (118)
             5/16/97     SP        156,400        1,087            (14)
             5/16/97     UK          5,260        8,338           (300)
                                                $59,836          $(902)

CURRENCY LEGEND

CH Swiss Frank           NG Netherlands Guilder
DM German Mark           NK Norwegian Kroner
FF French Franc          SK Swedish Krona
FI Finnish Mark          SP Spanish Peseta
IT Italian Lira          UK British Pounds Sterling
JY Japanese Yen


7 FUTURES CONTRACTS

The Equity Index Fund's investment in S&P 500 Index futures contracts is designed to maintain sufficient liquidity to meet redemption requests and to increase the level of Fund assets devoted to replicating the composition of the S&P 500 Index while reducing transaction costs. Risks of entering into S&P 500 Index futures contracts include the possibility that there may be an illiquid market and that a change in the value of the contract may not correlate with changes in the underlying securities. At March 31, 1997, open long S&P 500 Index futures contracts were as follows:

   NUMBER                               UNREALIZED
     OF        TRADE     SETTLEMENT    GAIN/(LOSS)
 CONTRACTS     PRICE        MONTH         (000)

       31     $793.55   June 97           $(551)
        3      791.30   June 97             (50)
        6      772.40   June 97             (43)
                                          $(644)

8 OPTIONS TRANSACTIONS

The Special Equity Fund wrote call options on stock indices during the period. These transactions, which would be undertaken principally to hedge against market risk, entail certain risks. These risks include the risk of imperfect correlation between movements of the index covered by the option and movement in the price of the Fund's portfolio securities, and the risk of limited liquidity in the event the Fund seeks to close out an options position before expiration by entering into an offsetting transaction. These transactions give the holder the right to receive upon exercise of the option a defined amount of cash if the closing value of the index upon which the option is based is greater than, in the case of a call, the exercise price of the option. Options activity for Special Equity Fund for the period ended March 31, 1997 is as follows:

                               CALL OPTIONS (000)
                             NUMBER OF     AMOUNT OF
                              OPTIONS      PREMIUMS

Options outstanding at
 September 30, 1996                0       $      0
Options Written                8,100         21,924
Options closed or
expired                       (8,100)       (21,924)
Options outstanding at
 March 31, 1997                    0       $      0

9 CONCENTRATION OF CREDIT RISK

The Intermediate Tax Free Fund, Minnesota Insured Intermediate Tax Free Fund and Colorado Intermediate Tax Free Fund invest in debt instruments of municipal issuers. Although these Funds monitor investment concentration, the issuers' ability to meet their obligations may be affected by economic developments in a specific state or region.

The Intermediate Tax Free Fund, Minnesota Insured Intermediate Tax Free Fund, and Colorado Intermediate Tax Free Fund invest in securities which include revenue bonds, tax and revenue anticipation notes, and general obligation bonds. At March 31, 1997, the percentage of portfolio investments by each revenue source was as follows:


                                             MINNESOTA
                                              INSURED
                           INTERMEDIATE    INTERMEDIATE       COLORADO
                             TAX FREE        TAX FREE       INTERMEDIATE
                               FUND            FUND        TAX FREE FUND

      REVENUE BONDS:
       Education                  8%              2%              4%
       Health Care Bonds          5              13               1
       Transportation
      Bonds                       2               1               7
       Utility Bonds             15              14              12
       Housing Bonds              6              19               5
       Pollution Control
      Bonds                       2               2               4
       Public Facility
      Bonds                       3               3               2
       Industrial Bonds           2               1               1
       Other                     13              13              14
      GENERAL
      OBLIGATIONS:               44              32              51
      ANTICIPATION
      NOTES:                      0               0               0
                                100%            100%            100%


The rating of long-term debt as a percentage of total value of investments at March 31, 1997 is as follows:


                                               MINNESOTA
                                                INSURED
                             INTERMEDIATE    INTERMEDIATE       COLORADO
                               TAX FREE        TAX FREE       INTERMEDIATE
                                 FUND            FUND        TAX FREE FUND

      Standard &
      Poors/Moody's:
       Ratings:
        AAA/Aaa                     63%             78%             52%
        AA/Aa                       33              13              31
        A/A                          4              17              14
        BBB/Baa                     --              --               1
        NR                          --               2               2
                                  100%            100%            100%

Securities rated by only one agency are shown in that category. Securities rated by both agencies are shown with their highest rating.

10 FUND MERGERS

On January 26, 1996 Stock Fund acquired all net assets of Limited Volatility Stock Fund pursuant to a plan of reorganization approved by the FAIF shareholders on January 22, 1996. The acquisition was accompanied by a tax-free exchange of 1,445,879 shares of Limited Volatility Stock Fund Institutional Class for 917,421 shares of Stock Fund Institutional Class outstanding as of the close of business on January 26, 1996. Limited Volatility Stock Fund net assets at that date were combined with those of Stock Fund's. The aggregate net assets of Stock Fund and Limited Volatility Stock Fund before the acquisition were $372,522,635 and $17,976,532 (including $37,244 of accumulated net realized loss on investments, $3,597,192 of net unrealized appreciation of investments, and 14,416,584 of paid-in-capital for Institutional Class) respectively, resulting in combined net assets of $390,499,167 on January 26, 1996.

11 COMMON TRUST FUND CONVERSIONS

On December 6, 1996, certain Common Trust Funds of First Bank and its affiliates were converted into FAIF. The Funds that were involved in the conversion are as follows:


    COMMON TRUST FUND                   FAIF FUND

First Common Treasury               Intermediate Government
 --Agency/Bond Fund                  Bond Fund
First Common Taxable Bond Fund      Fixed Income Fund
First Common Tax-Free
 National Bond Fund                 Intermediate Tax Free Fund
First Common Tax-Free               Minnesota Insured
 --Minnesota Bond Fund              Intermediate Tax Free Fund
First Bank Milwaukee Personal
 Balanced Fund                      Asset Allocation Fund
First Common Equity-Yield Fund      Equity Income Fund
First Common Equity Fund            Diversified Growth Fund
First Common Special
 Equity Fund                        Special Equity Fund
First Common Emerging
 Growth Fund                        Emerging Growth Fund
First Common Equity
 --Health Care Fund                 Health Sciences Fund
First Common Equity
 --Technology Fund                  Technology Fund


The assets, which consisted of securities and related receivables, were converted on a tax-free basis. The number of Institutional Class shares issued for each fund and the net assets of each fund (including net unrealized gain/loss) immediately before the conversion were as follows:


                                                   UNREALIZED
 COMMON TRUST FUND                    ASSETS       GAIN/(LOSS)

First Common Treasury
 --Agency/Bond Fund               $ 31,832,839   $    560,293
First Common Taxable  Bond
Fund                               123,756,766       (199,372)
First Common Tax Free National
 Bond Fund                         105,222,994      3,002,948
First Common Tax Free
 --Minnesota Bond Fund             201,900,453      6,992,690
First Bank Milwaukee Personal
 Balanced Fund                      66,843,196     12,434,569
First Common Equity Yield Fund      70,993,105     22,378,356
First Common Equity Fund           297,403,308    135,858,681
First Common Special
 Equity Fund                        80,932,553     10,524,327
First Common Emerging
 Growth Fund                        46,861,111      8,364,231
First Common Equity  --Health
Care Fund                           26,178,613      4,711,292
First Common Equity
 --Technology Fund                  67,008,994     15,928,190


FAIF FUNDS                     NET ASSETS      SHARES ISSUED

Intermediate
 Government Bond Fund         $143,381,911       3,422,888
Fixed Income Fund              431,289,324      11,333,040
Intermediate Tax Free Fund      70,908,408       9,833,928
Minnesota Insured
 Intermediate Tax Free Fund    105,299,568      20,250,804
Asset Allocation Fund           59,749,411       5,655,093
Equity Income Fund              73,036,893       5,520,460
Diversified Growth Fund        248,697,158      20,826,561
Special Equity Fund            301,197,052       4,323,320
Emerging Growth Fund            74,220,124       3,471,194
Health Sciences Fund            12,082,880       2,752,745
Technology Fund                 69,931,430       3,862,189

On February 21, 1997 a second common trust conversion took place. Certain Common Trust Funds of First Bank and its affiliates were converted into FAIF. The Funds involved in the conversion are as follows:

COMMON TRUST FUND                   FAIF FUND

First Tier Intermediate             Intermediate Term
 Bond Fund                           Income
First Tier Bond Fund                Fixed Income
First Tier Tax-Exempt               Intermediate Tax
 Income Fund                         Free
First Tier Equity Income Fund       Equity Income Fund
First Tier Common Stock Fund        Stock


The assets, which consisted of securities and related receivables, were converted on a tax-free basis. The number of Institutional Class shares issued for each fund and the net assets of each fund (including net unrealized gain/loss) immediately before the conversion were as follows:


                                           UNREALIZED
    COMMON TRUST FUND         ASSETS       GAIN/(LOSS)

First Tier Intermediate
 Bond Fund                 $ 74,982,089    $   105,821
First Tier Bond Fund         93,564,720        263,690
First Tier Tax-Exempt
 Income Fund                 80,284,045      2,176,951
First Tier Equity
 Income Fund                 76,626,806     26,423,113
First Tier Common
 Stock Fund                 177,038,746     77,659,640


    FAIF FUNDS        NET ASSETS     SHARES ISSUED

Intermediate Term
 Income Fund         $ 87,973,493      7,543,470
Fixed Income Fund     555,157,713      8,631,431
Intermediate Tax
 Free Fund            176,465,910      7,475,237
Equity Income Fund    158,422,856      5,580,976
Stock Fund            768,278,353      7,432,357

The value and number of shares issued in exchange for each Common Trust Fund's assets and shares outstanding in the tax-free conversions are included in the capital share transactions of the Institutional Class in the Statement of Changes in Net Assets for each respective fund.




                (THIS PAGE HAS BEEN LEFT BLANK INTENTIONALLY.)




FIRST AMERICAN FUNDS, INC.
FIRST AMERICAN INVESTMENT FUNDS, INC.
Oaks, Pennsylvania 19456

INVESTMENT ADVISER
FIRST BANK NATIONAL ASSOCIATION
601 Second Avenue South
Minneapolis, Minnesota 55480

CUSTODIAN
FIRST TRUST NATIONAL ASSOCIATION
180 East Fifth Street
St. Paul, Minnesota 55101

ADMINISTRATOR
SEI FINANCIAL MANAGEMENT CORPORATION
Oaks, Pennsylvania 19456

TRANSFER AGENT
DST SYSTEMS, INC.
1004 Baltimore
Kansas City, Missouri 64105

DISTRIBUTOR
SEI FINANCIAL SERVICES COMPANY
Oaks, Pennsylvania 19456

COUNSEL
DORSEY & WHITNEY LLP
220 South Sixth Street
Minneapolis, Minnesota 55402

This report and the financial statements contained herein are submitted for the general information of the shareholders of the corporation. The report is not authorized for distribution to prospective investors in the corporation unless preceded or accompanied by an effective prospectus for each of the Funds included. Shares in the Funds are not deposits or obligations of, or guaranteed or endorsed by, First Bank National Association or any of its affiliates. Such shares are also not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency. Investment in the shares involve investment risk including loss of principal amount invested.




                                                                FAIF-1303 5/97